UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2025 to November 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Corporate Leaders® 100 Fund Class A - VYCAX

Voya Corporate Leaders® 100 Fund Class C - VYCBX

Voya Corporate Leaders® 100 Fund Class I - VYCCX

Voya Corporate Leaders® 100 Fund Class R - VYCFX

Voya Corporate Leaders® 100 Fund Class R6 - VYCGX

Voya Corporate Leaders® 100 Fund Class W - VYCIX

Voya Global Income & Growth Fund Class A - VYGJX

Voya Global Income & Growth Fund Class C - VYGKX

Voya Global Income & Growth Fund Class I - VYGLX

Voya Global Income & Growth Fund Class R6 - VYGNX

Voya Global Income & Growth Fund Class W - VYGPX

Voya Large Cap Value Fund Class A - IEDAX

Voya Large Cap Value Fund Class C - IEDCX

Voya Large Cap Value Fund Class I - IEDIX

Voya Large Cap Value Fund Class R - IEDRX

Voya Large Cap Value Fund Class R2 - IEDBX

Voya Large Cap Value Fund Class R6 - IEDZX

Voya Large Cap Value Fund Class W - IWEDX

Voya Large-Cap Growth Fund Class A - NLCAX

Voya Large-Cap Growth Fund Class C - NLCCX

Voya Large-Cap Growth Fund Class I - PLCIX

Voya Large-Cap Growth Fund Class R - VGORX

Voya Large-Cap Growth Fund Class R6 - VGOSX

Voya Large-Cap Growth Fund Class W - IGOWX

Voya MI Dynamic Small Cap Fund Class A - VYSYX

Voya MI Dynamic Small Cap Fund Class C - VYSZX

Voya MI Dynamic Small Cap Fund Class I - VYSAX

Voya MI Dynamic Small Cap Fund Class R - VYSDX

Voya MI Dynamic Small Cap Fund Class R6 - VYSEX

Voya MI Dynamic Small Cap Fund Class W - VYSGX

Voya MI Dynamic SMID Cap Fund Class A - VYMQX

Voya MI Dynamic SMID Cap Fund Class C - VYMRX

Voya MI Dynamic SMID Cap Fund Class I - VYMSX

Voya MI Dynamic SMID Cap Fund Class R - VYMVX

Voya MI Dynamic SMID Cap Fund Class R6 - VYMBX

Voya MI Dynamic SMID Cap Fund Class W - VYMYX

Voya MidCap Opportunities Fund Class A - NMCAX

Voya MidCap Opportunities Fund Class C - NMCCX

Voya MidCap Opportunities Fund Class I - NMCIX

Voya MidCap Opportunities Fund Class R - IMORX

Voya MidCap Opportunities Fund Class R6 - IMOZX

Voya MidCap Opportunities Fund Class W - IMOWX

Voya Multi-Manager Mid Cap Value Fund Class I - IMCVX

Voya Small Cap Growth Fund Class A - VWYFX

Voya Small Cap Growth Fund Class C - VWYGX

Voya Small Cap Growth Fund Class I - TCMSX

Voya Small Cap Growth Fund Class R - VWYIX

Voya Small Cap Growth Fund Class R6 - VLNPX

Voya Small Cap Growth Fund Class W - VWYKX

Voya VACS Series MCV Fund VACS Series - VVJEX

Class A: VYCAX

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$43	0.81%

Fund Statistics

  Total Net Assets$1,277,240,548
  # of Portfolio Holdings101
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYCAX

Voya Corporate Leaders® 100 Fund

92913K298-SAR

Class C: VYCBX

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$70	1.32%

Fund Statistics

  Total Net Assets$1,277,240,548
  # of Portfolio Holdings101
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYCBX

Voya Corporate Leaders® 100 Fund

92913K280-SAR

Class I: VYCCX

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$26	0.49%

Fund Statistics

  Total Net Assets$1,277,240,548
  # of Portfolio Holdings101
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYCCX

Voya Corporate Leaders® 100 Fund

92913K272-SAR

Class R: VYCFX

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$57	1.07%

Fund Statistics

  Total Net Assets$1,277,240,548
  # of Portfolio Holdings101
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYCFX

Voya Corporate Leaders® 100 Fund

92913K249-SAR

Class R6: VYCGX

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$25	0.48%

Fund Statistics

  Total Net Assets$1,277,240,548
  # of Portfolio Holdings101
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYCGX

Voya Corporate Leaders® 100 Fund

92913K231-SAR

Class W: VYCIX

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$30	0.56%

Fund Statistics

  Total Net Assets$1,277,240,548
  # of Portfolio Holdings101
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYCIX

Voya Corporate Leaders® 100 Fund

92913K215-SAR

Class A: VYGJX

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$58	1.10%

Fund Statistics

  Total Net Assets$442,468,023
  # of Portfolio Holdings300
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

Investment Type Allocation

Common Stock
33.2%
Convertible Bonds/Notes
29.7%
Corporate Bonds/Notes
29.6%
Equity-Linked Notes
1.9%
Preferred Stock
1.1%
Assets in Excess of Other Liabilities
4.5%
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYGJX

Voya Global Income & Growth Fund

92913K199-SAR

Class C: VYGKX

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$98	1.85%

Fund Statistics

  Total Net Assets$442,468,023
  # of Portfolio Holdings300
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYGKX

Voya Global Income & Growth Fund

92913K181-SAR

Class I: VYGLX

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$45	0.85%

Fund Statistics

  Total Net Assets$442,468,023
  # of Portfolio Holdings300
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYGLX

Voya Global Income & Growth Fund

92913K173-SAR

Class R6: VYGNX

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.85%

Fund Statistics

  Total Net Assets$442,468,023
  # of Portfolio Holdings300
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYGNX

Voya Global Income & Growth Fund

92913K157-SAR

Class W: VYGPX

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$45	0.85%

Fund Statistics

  Total Net Assets$442,468,023
  # of Portfolio Holdings300
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYGPX

Voya Global Income & Growth Fund

92913K132-SAR

Class A: IEDAX

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$56	1.07%

Fund Statistics

  Total Net Assets$816,837,111
  # of Portfolio Holdings73
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IEDAX

Voya Large Cap Value Fund

92913K645-SAR

Class C: IEDCX

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$95	1.82%

Fund Statistics

  Total Net Assets$816,837,111
  # of Portfolio Holdings73
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IEDCX

Voya Large Cap Value Fund

92913K678-SAR

Class I: IEDIX

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$40	0.77%

Fund Statistics

  Total Net Assets$816,837,111
  # of Portfolio Holdings73
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEDIX

Voya Large Cap Value Fund

92913K686-SAR

Class R: IEDRX

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$67	1.27%

Fund Statistics

  Total Net Assets$816,837,111
  # of Portfolio Holdings73
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IEDRX

Voya Large Cap Value Fund

92913K751-SAR

Class R2: IEDBX

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R2Footnote Reference*	$21	1.22%
Footnote	Description
Footnote*	Expenses are for the period from September 30, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$816,837,111
  # of Portfolio Holdings73
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R2: IEDBX

Voya Large Cap Value Fund

92913K124-SAR

Class R6: IEDZX

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$39	0.75%

Fund Statistics

  Total Net Assets$816,837,111
  # of Portfolio Holdings73
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IEDZX

Voya Large Cap Value Fund

92913K827-SAR

Class W: IWEDX

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$43	0.82%

Fund Statistics

  Total Net Assets$816,837,111
  # of Portfolio Holdings73
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IWEDX

Voya Large Cap Value Fund

92913K736-SAR

Class A: NLCAX

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$49	0.90%

Fund Statistics

  Total Net Assets$850,574,753
  # of Portfolio Holdings56
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NLCAX

Voya Large-Cap Growth Fund

92913K801-SAR

Class C: NLCCX

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$90	1.65%

Fund Statistics

  Total Net Assets$850,574,753
  # of Portfolio Holdings56
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NLCCX

Voya Large-Cap Growth Fund

92913K603-SAR

Class I: PLCIX

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.58%

Fund Statistics

  Total Net Assets$850,574,753
  # of Portfolio Holdings56
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: PLCIX

Voya Large-Cap Growth Fund

92913K504-SAR

Class R: VGORX

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$63	1.15%

Fund Statistics

  Total Net Assets$850,574,753
  # of Portfolio Holdings56
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VGORX

Voya Large-Cap Growth Fund

92913K561-SAR

Class R6: VGOSX

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$30	0.55%

Fund Statistics

  Total Net Assets$850,574,753
  # of Portfolio Holdings56
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGOSX

Voya Large-Cap Growth Fund

92913K553-SAR

Class W: IGOWX

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$36	0.65%

Fund Statistics

  Total Net Assets$850,574,753
  # of Portfolio Holdings56
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGOWX

Voya Large-Cap Growth Fund

92913K579-SAR

Class A: VYSYX

Voya MI Dynamic Small Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$64	1.18%

Fund Statistics

  Total Net Assets$167,773,031
  # of Portfolio Holdings185
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYSYX

Voya MI Dynamic Small Cap Fund

92918A881-SAR

Class C: VYSZX

Voya MI Dynamic Small Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$104	1.93%

Fund Statistics

  Total Net Assets$167,773,031
  # of Portfolio Holdings185
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYSZX

Voya MI Dynamic Small Cap Fund

92918A873-SAR

Class I: VYSAX

Voya MI Dynamic Small Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$47	0.87%

Fund Statistics

  Total Net Assets$167,773,031
  # of Portfolio Holdings185
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYSAX

Voya MI Dynamic Small Cap Fund

92918A865-SAR

Class R: VYSDX

Voya MI Dynamic Small Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$77	1.43%

Fund Statistics

  Total Net Assets$167,773,031
  # of Portfolio Holdings185
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYSDX

Voya MI Dynamic Small Cap Fund

92918A832-SAR

Class R6: VYSEX

Voya MI Dynamic Small Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$46	0.86%

Fund Statistics

  Total Net Assets$167,773,031
  # of Portfolio Holdings185
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYSEX

Voya MI Dynamic Small Cap Fund

92918A824-SAR

Class W: VYSGX

Voya MI Dynamic Small Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$50	0.93%

Fund Statistics

  Total Net Assets$167,773,031
  # of Portfolio Holdings185
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYSGX

Voya MI Dynamic Small Cap Fund

92918A790-SAR

Class A: VYMQX

Voya MI Dynamic SMID Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$51	0.96%

Fund Statistics

  Total Net Assets$133,914,449
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYMQX

Voya MI Dynamic SMID Cap Fund

92918A105-SAR

Class C: VYMRX

Voya MI Dynamic SMID Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$77	1.46%

Fund Statistics

  Total Net Assets$133,914,449
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYMRX

Voya MI Dynamic SMID Cap Fund

92918A204-SAR

Class I: VYMSX

Voya MI Dynamic SMID Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$38	0.71%

Fund Statistics

  Total Net Assets$133,914,449
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYMSX

Voya MI Dynamic SMID Cap Fund

92918A303-SAR

Class R: VYMVX

Voya MI Dynamic SMID Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$64	1.21%

Fund Statistics

  Total Net Assets$133,914,449
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYMVX

Voya MI Dynamic SMID Cap Fund

92918A600-SAR

Class R6: VYMBX

Voya MI Dynamic SMID Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6Footnote Reference*	$30	1.72%
Footnote	Description
Footnote*	Expenses are for the period from September 30, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$133,914,449
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYMBX

Voya MI Dynamic SMID Cap Fund

92918A717-SAR

Class W: VYMYX

Voya MI Dynamic SMID Cap Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$38	0.71%

Fund Statistics

  Total Net Assets$133,914,449
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYMYX

Voya MI Dynamic SMID Cap Fund

92918A808-SAR

Class A: NMCAX

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$60	1.18%

Fund Statistics

  Total Net Assets$689,915,068
  # of Portfolio Holdings94
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NMCAX

Voya MidCap Opportunities Fund

92913K884-SAR

Class C: NMCCX

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$98	1.93%

Fund Statistics

  Total Net Assets$689,915,068
  # of Portfolio Holdings94
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NMCCX

Voya MidCap Opportunities Fund

92913K868-SAR

Class I: NMCIX

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$47	0.92%

Fund Statistics

  Total Net Assets$689,915,068
  # of Portfolio Holdings94
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NMCIX

Voya MidCap Opportunities Fund

92913K850-SAR

Class R: IMORX

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$73	1.43%

Fund Statistics

  Total Net Assets$689,915,068
  # of Portfolio Holdings94
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IMORX

Voya MidCap Opportunities Fund

92913K769-SAR

Class R6: IMOZX

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$43	0.84%

Fund Statistics

  Total Net Assets$689,915,068
  # of Portfolio Holdings94
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IMOZX

Voya MidCap Opportunities Fund

92913K835-SAR

Class W: IMOWX

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$48	0.93%

Fund Statistics

  Total Net Assets$689,915,068
  # of Portfolio Holdings94
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IMOWX

Voya MidCap Opportunities Fund

92913K744-SAR

Class I: IMCVX

Voya Multi-Manager Mid Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$40	0.78%

Fund Statistics

  Total Net Assets$141,163,141
  # of Portfolio Holdings344
  Portfolio Turnover Rate60%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alliant Energy Corp.	2.0%
Packaging Corp. of America	1.6%
Labcorp Holdings, Inc.	1.6%
Expedia Group, Inc.	1.5%
CMS Energy Corp.	1.5%
Hartford Financial Services Group, Inc.	1.5%
Performance Food Group Co.	1.5%
Keysight Technologies, Inc.	1.4%
Lincoln Electric Holdings, Inc.	1.4%
Trimble, Inc.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.1%
Common Stock	97.6%

Sector Allocation

Value	Value
Industrials	18.6%
Financials	15.0%
Consumer Discretionary	11.1%
Materials	9.3%
Information Technology	8.7%
Health Care	8.0%
Consumer Staples	7.4%
Utilities	7.3%
Real Estate	6.3%
Energy	5.1%
Communication Services	0.8%
Exchange-Traded Funds	0.1%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IMCVX

Voya Multi-Manager Mid Cap Value Fund

92913K793-SAR

Class A: VWYFX

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$68	1.20%

Fund Statistics

  Total Net Assets$1,660,771,555
  # of Portfolio Holdings101
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VWYFX

Voya Small Cap Growth Fund

92918A782-SAR

Class C: VWYGX

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$111	1.95%

Fund Statistics

  Total Net Assets$1,660,771,555
  # of Portfolio Holdings101
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VWYGX

Voya Small Cap Growth Fund

92918A774-SAR

Class I: TCMSX

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$54	0.94%

Fund Statistics

  Total Net Assets$1,660,771,555
  # of Portfolio Holdings101
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: TCMSX

Voya Small Cap Growth Fund

92913L288-SAR

Class R: VWYIX

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$83	1.45%

Fund Statistics

  Total Net Assets$1,660,771,555
  # of Portfolio Holdings101
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VWYIX

Voya Small Cap Growth Fund

92918A758-SAR

Class R6: VLNPX

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$48	0.84%

Fund Statistics

  Total Net Assets$1,660,771,555
  # of Portfolio Holdings101
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VLNPX

Voya Small Cap Growth Fund

92913L270-SAR

Class W: VWYKX

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$54	0.95%

Fund Statistics

  Total Net Assets$1,660,771,555
  # of Portfolio Holdings101
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VWYKX

Voya Small Cap Growth Fund

92918A733-SAR

VACS Series: VVJEX

Voya VACS Series MCV Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$8	0.16%

Fund Statistics

  Total Net Assets$113,047,383
  # of Portfolio Holdings346
  Portfolio Turnover Rate61%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alliant Energy Corp.	2.0%
Packaging Corp. of America	1.6%
Labcorp Holdings, Inc.	1.6%
Expedia Group, Inc.	1.5%
Hartford Financial Services Group, Inc.	1.5%
CMS Energy Corp.	1.5%
Performance Food Group Co.	1.5%
Keysight Technologies, Inc.	1.4%
Lincoln Electric Holdings, Inc.	1.4%
Hologic, Inc.	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.4%
Exchange-Traded Funds	0.6%
Common Stock	96.2%

Sector Allocation

Value	Value
Industrials	18.3%
Financials	14.8%
Consumer Discretionary	10.9%
Materials	9.2%
Information Technology	8.6%
Health Care	7.8%
Consumer Staples	7.4%
Utilities	7.2%
Real Estate	6.2%
Energy	5.0%
Communication Services	0.8%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.4%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

VACS Series: VVJEX

Voya VACS Series MCV Fund

92918A725-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

November 30, 2025

Classes A, C, I, R, R2, R6 and W

■	Voya Large-Cap Growth Fund	■	Voya Multi-Manager Mid Cap Value Fund

■	Voya Large Cap Value Fund	■	Voya Small Cap Growth Fund

■	Voya MidCap Opportunities Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$842,703,521	$808,532,005	$685,049,549
Short-term investments at fair value†	8,125,000	7,464,000	12,947,423
Cash	56,986	11	10,926
Foreign currencies at value‡	–	4,531	–
Receivables:
Fund shares sold	146,669	187,713	248,327
Dividends	372,909	1,351,961	225,966
Interest	–	165	–
Foreign tax reclaims	10,370	848	29,470
Prepaid expenses	44,614	75,005	44,821
Reimbursement due from Investment Adviser	–	35,671	26,669
Other assets	35,468	64,565	60,028
Total assets	851,495,537	817,716,475	698,643,179

LIABILITIES:
Payable for fund shares redeemed	350,407	122,086	614,300
Payable upon receipt of securities loaned	–	–	7,386,423
Payable for investment management fees	353,542	493,749	469,676
Payable for distribution and shareholder service fees	35,675	95,982	55,650
Payable to trustees under the deferred compensation plan (Note 6)	35,468	64,565	60,028
Payable for trustee fees	2,088	2,014	1,782
Other accrued expenses and liabilities	143,604	100,968	140,252
Total liabilities	920,784	879,364	8,728,111
NET ASSETS	$850,574,753	$816,837,111	$689,915,068

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$301,665,547	$619,463,317	$521,010,902
Total distributable earnings	548,909,206	197,373,794	168,904,166
NET ASSETS	$850,574,753	$816,837,111	$689,915,068

+ Including securities loaned at value	$—	$—	$7,201,553
* Cost of investments in securities	$391,200,170	$657,307,178	$608,024,247
† Cost of short-term investments	$8,125,000	$7,464,000	$12,947,423
‡ Cost of foreign currencies	$—	$5,051	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited) (continued)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
Class A
Net assets	$150,690,422	$458,434,053	$252,926,436
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,641,988	37,132,349	13,172,952
Net asset value and redemption price per share†	$57.04	$12.35	$19.20
Maximum offering price per share (5.75%)(1)	$60.52	$13.10	$20.37

Class C
Net assets	$5,637,875	$4,357,654	$3,482,195
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	152,194	353,480	516,882
Net asset value and redemption price per share†	$37.04	$12.33	$6.74

Class I
Net assets	$468,151,020	$343,762,347	$320,473,513
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	6,658,401	23,644,131	11,969,744
Net asset value and redemption price per share	$70.31	$14.54	$26.77

Class R
Net assets	$951,354	$465,375	$2,735,276
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	14,366	37,542	155,347
Net asset value and redemption price per share	$66.22	$12.40	$17.61

Class R2
Net assets	n/a	$3,119	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	251	n/a
Net asset value and redemption price per share	n/a	$12.41	n/a

Class R6
Net assets	$192,813,670	$5,547,257	$103,568,935
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,735,541	382,833	3,785,655
Net asset value and redemption price per share	$70.48	$14.49	$27.36

Class W
Net assets	$32,330,412	$4,267,306	$6,728,713
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	483,166	294,158	260,369
Net asset value and redemption price per share	$66.91	$14.51	$25.84

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $ 100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund
ASSETS:
Investments in securities at fair value*	$137,966,318	$1,613,347,631
Short-term investments at fair value†	2,945,048	51,472,000
Cash	64,440	135,660
Receivables:
Investment securities sold	13,358	–
Fund shares sold	54,715	2,513,492
Dividends	189,130	558,569
Interest	155	1,589
Foreign tax reclaims	3,376	13,782
Prepaid expenses	26,036	72,568
Other assets	9,654	39,531
Total assets	141,272,230	1,668,154,822

LIABILITIES:
Payable for investment securities purchased	–	5,819,006
Payable for fund shares redeemed	9,633	209,509
Payable for investment management fees	79,483	1,041,191
Payable for distribution and shareholder service fees	–	18,306
Payable to trustees under the deferred compensation plan (Note 6)	9,654	39,531
Payable for trustee fees	385	3,683
Other accrued expenses and liabilities	9,934	252,041
Total liabilities	109,089	7,383,267
NET ASSETS	$141,163,141	$1,660,771,555

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$123,794,179	$1,263,520,143
Total distributable earnings	17,368,962	397,251,412
NET ASSETS	$141,163,141	$1,660,771,555

* Cost of investments in securities	$130,093,758	$1,293,853,079
† Cost of short-term investments	$2,945,048	$51,472,000

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited) (continued)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund
Class A
Net assets	n/a	$71,221,990
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	1,462,183
Net asset value and redemption price per share†	n/a	$48.71
Maximum offering price per share (5.75%)(1)	n/a	$51.68

Class C
Net assets	n/a	$4,977,748
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	104,069
Net asset value and redemption price per share†	n/a	$47.83

Class I
Net assets	$141,163,141	$1,333,886,928
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	14,294,655	27,189,269
Net asset value and redemption price per share	$9.88	$49.06

Class R
Net assets	n/a	$831,941
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	17,203
Net asset value and redemption price per share	n/a	$48.36

Class R6
Net assets	n/a	$225,797,887
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	4,592,576
Net asset value and redemption price per share	n/a	$49.17

Class W
Net assets	n/a	$24,055,061
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	491,070
Net asset value and redemption price per share	n/a	$48.99

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2025 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,127,293	$8,039,062	$2,371,997
Interest	334	1,721	604
Securities lending income, net	593	1,871	22,796
Other	1,948	1,910	1,695
Total investment income	2,130,168	8,044,564	2,397,092

EXPENSES:
Investment management fees	2,135,849	3,027,007	2,983,077
Distribution and shareholder service fees:
Class A	181,620	562,306	328,401
Class C	28,844	22,248	19,626
Class R	2,518	1,815	7,428
Class R2	—	2	—
Transfer agent fees:
Class A	73,908	163,605	122,181
Class C	2,957	1,606	1,768
Class I	68,130	47,123	134,516
Class R	521	237	1,363
Class R2	—	1	—
Class R6	4,915	171	521
Class W	17,050	1,657	3,350
Shareholder reporting expense	12,762	17,466	17,726
Registration fees	47,349	45,239	47,356
Professional fees	36,957	37,705	33,099
Custody and accounting expense	25,201	26,597	23,398
Trustee fees	10,442	10,068	8,906
Miscellaneous expense	34,546	36,612	32,229
Interest expense	—	—	1,069
Total expenses	2,683,569	4,001,465	3,766,014
Waived and reimbursed fees	—	(205,988)	(163,724)
Net expenses	2,683,569	3,795,477	3,602,290
Net investment income (loss)	(553,401)	4,249,087	(1,205,198)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	86,358,717	52,138,559	66,998,834
Foreign currency related transactions	—	(3,087)	—
Net realized gain	86,358,717	52,135,472	66,998,834
Net change in unrealized appreciation (depreciation) on:
Investments	51,298,158	14,492,175	(37,615,117)
Foreign currency related transactions	—	97	—
Net change in unrealized appreciation (depreciation)	51,298,158	14,492,272	(37,615,117)
Net realized and unrealized gain	137,656,875	66,627,744	29,383,717
Increase in net assets resulting from operations	$137,103,474	$70,876,831	$28,178,519

* Foreign taxes withheld	$—	$10,473	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2025 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,492,982	$3,682,571
Interest	3,067	33,239
Securities lending income, net	—	—
Other	369	3,298
Total investment income	1,496,418	3,719,108

EXPENSES:
Investment management fees	536,478	5,908,205
Distribution and shareholder service fees:
Class A	—	81,465
Class C	—	22,094
Class R	—	2,015
Transfer agent fees:
Class A	—	37,881
Class C	—	2,558
Class I	1,963	650,671
Class R	—	472
Class R6	—	4,151
Class W	—	12,315
Shareholder reporting expense	502	24,354
Registration fees	9,208	66,078
Professional fees	9,369	58,272
Custody and accounting expense	11,744	42,592
Trustee fees	1,923	18,421
Licensing fee (Note 7)	6,099	—
Miscellaneous expense	8,288	49,335
Total expenses	585,574	6,980,879
Waived and reimbursed fees	13,828	—
Net expenses	599,402	6,980,879
Net investment income (loss)	897,016	(3,261,771)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	4,553,177	121,888,547
Net change in unrealized appreciation (depreciation) on:
Investments	2,910,576	233,577,397
Foreign currency related transactions	—	(124)
Net change in unrealized appreciation (depreciation)	2,910,576	233,577,273
Net realized and unrealized gain	7,463,753	355,465,820
Increase in net assets resulting from operations	$8,360,769	$352,204,049

* Foreign taxes withheld	$2,523	$5,546

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income (loss)	$(553,401)	$(499,464)	$4,249,087	$9,807,073
Net realized gain	86,358,717	51,960,644	52,135,472	43,792,924
Net change in unrealized appreciation (depreciation)	51,298,158	49,280,802	14,492,272	16,852,109
Increase in net assets resulting from operations	137,103,474	100,741,982	70,876,831	70,452,106

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(6,613,746)	(2,168,186)	(61,202,558)
Class C	—	(416,281)	(4,552)	(664,460)
Class I	—	(15,803,599)	(1,842,220)	(37,662,792)
Class R	—	(37,045)	(3,463)	(132,058)
Class R6	—	(6,130,766)	(26,395)	(474,596)
Class W	—	(1,387,416)	(24,052)	(580,085)
Total distributions	—	(30,388,853)	(4,068,868)	(100,716,549)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	31,074,961	168,593,737	31,314,887	118,115,654
Reinvestment of distributions	—	29,852,101	3,937,538	97,163,347
	31,074,961	198,445,838	35,252,425	215,279,001
Cost of shares redeemed	(109,275,351)	(190,526,549)	(81,955,883)	(156,236,867)
Net increase (decrease) in net assets resulting from capital share transactions	(78,200,390)	7,919,289	(46,703,458)	59,042,134
Net increase in net assets	58,903,084	78,272,418	20,104,505	28,777,691

NET ASSETS:
Beginning of year or period	791,671,669	713,399,251	796,732,606	767,954,915
End of year or period	$850,574,753	$791,671,669	$816,837,111	$796,732,606

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Fund		Voya Multi- Manager Mid Cap Value Fund
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income (loss)	$(1,205,198)	$(1,683,343)	$897,016	$1,797,500
Net realized gain	66,998,834	80,152,869	4,553,177	10,563,736
Net change in unrealized appreciation (depreciation)	(37,615,117)	2,820,175	2,910,576	(9,133,231)
Increase in net assets resulting from operations	28,178,519	81,289,701	8,360,769	3,228,005

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(33,114,517)	—	—
Class C	—	(1,595,480)	—	—
Class I	—	(30,507,030)	—	(15,367,349)
Class R	—	(373,631)	—	—
Class R6	—	(9,012,375)	—	—
Class W	—	(768,610)	—	—
Total distributions	—	(75,371,643)	—	(15,367,349)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,459,960	94,601,818	50,259,719	41,930,770
Reinvestment of distributions	—	66,082,223	—	15,367,349
	30,459,960	160,684,041	50,259,719	57,298,119
Cost of shares redeemed	(68,623,064)	(165,521,836)	(60,603,141)	(72,924,446)
Net decrease in net assets resulting from capital share transactions	(38,163,104)	(4,837,795)	(10,343,422)	(15,626,327)
Net increase (decrease) in net assets	(9,984,585)	1,080,263	(1,982,653)	(27,765,671)

NET ASSETS:
Beginning of year or period	699,899,653	698,819,390	143,145,794	170,911,465
End of year or period	$689,915,068	$699,899,653	$141,163,141	$143,145,794

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Cap Growth Fund
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment loss	$(3,261,771)	$(4,397,329)
Net realized gain	121,888,547	56,754,385
Net change in unrealized appreciation (depreciation)	233,577,273	(110,557,707)
Increase (decrease) in net assets resulting from operations	352,204,049	(58,200,651)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(6,326,845)
Class C	—	(346,585)
Class I	—	(99,499,260)
Class R	—	(74,948)
Class R6	—	(10,234,879)
Class W	—	(520,340)
Total distributions	—	(117,002,857)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	229,736,967	627,827,118
Reinvestment of distributions	—	110,707,357
	229,736,967	738,534,475
Cost of shares redeemed	(197,143,543)	(327,427,984)
Net increase in net assets resulting from capital share transactions	32,593,424	411,106,491
Net increase in net assets	384,797,473	235,902,983

NET ASSETS:
Beginning of year or period	1,275,974,082	1,040,071,099
End of year or period	$1,660,771,555	$1,275,974,082

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund
Class A
11-30-25+	48.41	(0.11	)•	8.74	8.63	—		—	—	—		—	57.04	17.83	0.90	0.90	0.90	(0.39)	150,690	25
05-31-25	44.45	(0.15	)•	6.41	6.26	—		2.30	—	2.30		—	48.41	13.85	0.89	0.89	0.89	(0.32)	133,228	56
05-31-24	32.76	(0.06	)•	11.75	11.69	0.00	*	—	—	0.00	*	—	44.45	35.68	0.84	0.84	0.84	(0.16)	132,555	51
05-31-23	37.85	(0.04	)•	1.86	1.82	0.00	*	6.91	—	6.91		—	32.76	7.50	0.90	0.90	0.90	(0.12)	105,826	55
05-31-22	51.32	(0.20	)•	(4.26)	(4.46)	—		9.01	—	9.01		—	37.85	(12.50)	0.97	0.97	0.97	(0.40)	115,265	76
05-31-21	44.45	(0.13	)•	13.62	13.49	—		6.62	—	6.62		—	51.32	31.23	0.96	0.96	0.96	(0.26)	139,465	93
Class C
11-30-25+	31.56	(0.20	)•	5.68	5.48	—		—	—	—		—	37.04	17.37	1.65	1.65	1.65	(1.15)	5,638	25
05-31-25	29.87	(0.34	)•	4.33	3.99	—		2.30	—	2.30		—	31.56	12.98	1.64	1.64	1.64	(1.07)	5,639	56
05-31-24	22.17	(0.23	)•	7.93	7.70	—		—	—	—		—	29.87	34.73	1.59	1.59	1.59	(0.92)	6,120	51
05-31-23	28.22	(0.21	)•	1.07	0.86	0.00	*	6.91	—	6.91		—	22.17	6.56	1.65	1.65	1.65	(0.88)	7,353	55
05-31-22	40.58	(0.46	)•	(2.89)	(3.35)	—		9.01	—	9.01		—	28.22	(13.13)	1.72	1.72	1.72	(1.16)	10,879	76
05-31-21	36.52	(0.41	)•	11.09	10.68	—		6.62	—	6.62		—	40.58	30.25	1.71	1.71	1.71	(1.01)	21,109	93
Class I
11-30-25+	59.58	(0.02	)•	10.75	10.73	—		—	—	—		—	70.31	18.01	0.58	0.58	0.58	(0.07)	468,151	25
05-31-25	54.12	0.00	*,•	7.79	7.79	0.03		2.30	—	2.33		—	59.58	14.20	0.58	0.58	0.58	0.00 *	426,193	56
05-31-24	39.83	0.05	•	14.31	14.36	0.07		—	—	0.07		—	54.12	36.09	0.57	0.57	0.57	0.10	381,014	51
05-31-23	44.26	0.08	•	2.40	2.48	0.00	*	6.91	—	6.91		—	39.83	7.93	0.58	0.58	0.58	0.21	440,942	55
05-31-22	58.45	(0.03	)•	(5.15)	(5.18)	0.00	*	9.01	—	9.01		—	44.26	(12.19)	0.61	0.61	0.61	(0.05)	577,160	76
05-31-21	49.83	0.04	•	15.32	15.36	0.12		6.62	—	6.74		—	58.45	31.64	0.61	0.63	0.63	0.07	851,822	93
Class R
11-30-25+	56.28	(0.20	)•	10.14	9.94	—		—	—	—		—	66.22	17.66	1.15	1.15	1.15	(0.64)	951	25
05-31-25	51.49	(0.31	)•	7.40	7.09	—		2.30	—	2.30		—	56.28	13.56	1.14	1.14	1.14	(0.57)	970	56
05-31-24	38.03	(0.17	)•	13.63	13.46	—		—	—	—		—	51.49	35.39	1.09	1.09	1.09	(0.39)	849	51
05-31-23	42.84	(0.14	)•	2.24	2.10	0.00	*	6.91	—	6.91		—	38.03	7.25	1.15	1.15	1.15	(0.36)	721	55
05-31-22	57.15	(0.36)		(4.94)	(5.30)	—		9.01	—	9.01		—	42.84	(12.71)	1.22	1.22	1.22	(0.65)	858	76
05-31-21	49.02	(0.28	)•	15.03	14.75	—		6.62	—	6.62		—	57.15	30.87	1.21	1.21	1.21	(0.51)	1,018	93
Class R6
11-30-25+	59.72	(0.02	)•	10.78	10.76	—		—	—	—		—	70.48	18.02	0.55	0.55	0.55	(0.05)	192,814	25
05-31-25	54.23	0.01	•	7.81	7.82	0.03		2.30	—	2.33		—	59.72	14.23	0.56	0.56	0.56	0.02	191,425	56
05-31-24	39.91	0.06	•	14.33	14.39	0.07		—	—	0.07		—	54.23	36.10	0.55	0.55	0.55	0.12	159,437	51
05-31-23	44.34	0.09	•	2.39	2.48	0.00	*	6.91	—	6.91		—	39.91	7.91	0.57	0.57	0.57	0.23	121,250	55
05-31-22	58.51	(0.01	)•	(5.15)	(5.16)	0.00	*	9.01	—	9.01		—	44.34	(12.13)	0.56	0.56	0.56	(0.02)	89,841	76
05-31-21	49.87	0.08	•	15.33	15.41	0.15		6.62	—	6.77		—	58.51	31.74	0.55	0.55	0.55	0.14	306,068	93
Class W
11-30-25+	56.72	(0.05	)•	10.24	10.19	—		—	—	—		—	66.91	17.96	0.65	0.65	0.65	(0.15)	32,330	25
05-31-25	51.65	(0.04	)•	7.44	7.40	0.03		2.30	—	2.33		—	56.72	14.12	0.64	0.64	0.64	(0.07)	34,217	56
05-31-24	37.96	0.03	•	13.66	13.69	—		—	—	—		—	51.65	36.07	0.59	0.59	0.59	0.08	33,424	51
05-31-23	42.57	0.05	•	2.25	2.30	0.00	*	6.91	—	6.91		—	37.96	7.82	0.65	0.65	0.65	0.13	26,140	55
05-31-22	56.58	(0.08	)•	(4.92)	(5.00)	—		9.01	—	9.01		—	42.57	(12.28)	0.72	0.72	0.72	(0.15)	52,098	76
05-31-21	48.42	0.01	•	14.86	14.87	0.09		6.62	—	6.71		—	56.58	31.55	0.71	0.71	0.71	0.01	78,049	93
Voya Large Cap Value Fund
Class A
11-30-25+	11.37	0.05	•	0.99	1.04	0.06		—	—	0.06		—	12.35	9.14	1.11	1.07	1.07	0.93	458,434	63
05-31-25	11.95	0.13	•	1.00	1.13	0.15		1.56	—	1.71		—	11.37	9.35	1.11	1.06	1.06	1.12	443,093	100
05-31-24	10.57	0.15	•	2.42	2.57	0.15		1.04	—	1.19		—	11.95	25.80	1.16	1.10	1.10	1.29	446,407	94
05-31-23	11.89	0.15	•	(0.60)	(0.45)	0.16		0.72	—	0.88		—	10.57	(3.79)	1.12	1.07	1.07	1.34	392,251	80

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Fund (continued)
Class A (continued)
05-31-22	13.25	0.12	•	0.45	0.57	0.10	1.83	—	1.93	—	11.89	4.48	1.15	1.10	1.10	0.95	439,016	57
05-31-21	9.74	0.12	•	4.39	4.51	0.16	0.84	—	1.00	—	13.25	48.66	1.16	1.10	1.10	1.09	452,381	94
Class C
11-30-25+	11.35	0.01	•	0.98	0.99	0.01	—	—	0.01	—	12.33	8.74	1.86	1.82	1.82	0.17	4,358	63
05-31-25	11.94	0.04	•	0.99	1.03	0.06	1.56	—	1.62	—	11.35	8.45	1.86	1.81	1.81	0.37	4,620	100
05-31-24	10.55	0.06	•	2.44	2.50	0.07	1.04	—	1.11	—	11.94	25.02	1.91	1.85	1.85	0.55	4,919	94
05-31-23	11.88	0.06	•	(0.60)	(0.54)	0.07	0.72	—	0.79	—	10.55	(4.63)	1.87	1.82	1.82	0.58	4,905	80
05-31-22	13.25	0.02	•	0.46	0.48	0.02	1.83	—	1.85	—	11.88	3.72	1.90	1.85	1.85	0.16	6,143	57
05-31-21	9.74	0.04	•	4.38	4.42	0.07	0.84	—	0.91	—	13.25	47.49	1.91	1.85	1.85	0.37	10,327	94
Class I
11-30-25+	13.37	0.09	•	1.15	1.24	0.07	—	—	0.07	—	14.54	9.33	0.82	0.77	0.77	1.23	343,762	63
05-31-25	13.78	0.20	•	1.13	1.33	0.18	1.56	—	1.74	—	13.37	9.63	0.83	0.76	0.76	1.42	339,152	100
05-31-24	12.02	0.21	•	2.78	2.99	0.19	1.04	—	1.23	—	13.78	26.22	0.84	0.76	0.76	1.63	296,362	94
05-31-23	13.39	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	12.02	(3.47)	0.82	0.76	0.76	1.64	232,382	80
05-31-22	14.68	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.39	4.82	0.81	0.76	0.76	1.27	245,169	57
05-31-21	10.70	0.18	•	4.83	5.01	0.19	0.84	—	1.03	—	14.68	49.13	0.82	0.76	0.76	1.43	271,656	94
Class R
11-30-25+	11.41	0.04	•	0.99	1.03	0.04	—	—	0.04	—	12.40	9.03	1.36	1.27	1.27	0.71	465	63
05-31-25	12.00	0.11	•	0.99	1.10	0.13	1.56	—	1.69	—	11.41	9.04	1.36	1.26	1.26	0.92	1,250	100
05-31-24	10.60	0.12	•	2.45	2.57	0.13	1.04	—	1.17	—	12.00	25.66	1.41	1.30	1.30	1.09	932	94
05-31-23	11.93	0.13	•	(0.61)	(0.48)	0.13	0.72	—	0.85	—	10.60	(4.07)	1.37	1.27	1.27	1.14	779	80
05-31-22	13.29	0.09	•	0.45	0.54	0.07	1.83	—	1.90	—	11.93	4.23	1.40	1.30	1.30	0.72	886	57
05-31-21	9.76	0.10	•	4.40	4.50	0.13	0.84	—	0.97	—	13.29	48.48	1.41	1.30	1.30	0.88	1,032	94
Class R2
09-30-25(4)- 11-30-25+	11.94	0.00	*•	0.47	0.47	—	—	—	—	—	12.41	3.94	1.26	1.22	1.22	0.89	3	63
Class R6
11-30-25+	13.33	0.09	•	1.15	1.24	0.08	—	—	0.08	—	14.49	9.29	0.80	0.75	0.75	1.25	5,547	63
05-31-25	13.74	0.20	•	1.14	1.34	0.19	1.56	—	1.75	—	13.33	9.70	0.80	0.74	0.74	1.46	3,993	100
05-31-24	11.99	0.21	•	2.77	2.98	0.19	1.04	—	1.23	—	13.74	26.23	0.80	0.74	0.74	1.66	14,283	94
05-31-23	13.36	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	11.99	(3.45)	0.79	0.74	0.74	1.67	17,456	80
05-31-22	14.65	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.36	4.84	0.79	0.74	0.74	1.30	20,126	57
05-31-21	10.68	0.18	•	4.82	5.00	0.19	0.84	—	1.03	—	14.65	49.15	0.80	0.74	0.74	1.45	18,739	94
Class W
11-30-25+	13.35	0.08	•	1.15	1.23	0.07	—	—	0.07	—	14.51	9.25	0.86	0.82	0.82	1.18	4,267	63
05-31-25	13.76	0.19	•	1.14	1.33	0.18	1.56	—	1.74	—	13.35	9.60	0.86	0.81	0.81	1.37	4,625	100
05-31-24	12.00	0.20	•	2.78	2.98	0.18	1.04	—	1.22	—	13.76	26.17	0.91	0.85	0.85	1.55	5,051	94
05-31-23	13.37	0.20	•	(0.67)	(0.47)	0.18	0.72	—	0.90	—	12.00	(3.52)	0.87	0.82	0.82	1.59	4,831	80
05-31-22	14.66	0.17	•	0.50	0.67	0.13	1.83	—	1.96	—	13.37	4.73	0.90	0.85	0.85	1.20	5,157	57
05-31-21	10.69	0.17	•	4.82	4.99	0.18	0.84	—	1.02	—	14.66	48.94	0.91	0.85	0.85	1.35	5,267	94
Voya MidCap Opportunities Fund
Class A
11-30-25+	18.49	(0.05	)•	0.76	0.71	—	—	—	—	—	19.20	3.84	1.22	1.18	1.18	(0.51)	252,926	46
05-31-25	18.67	(0.07	)•	2.43	2.36	—	2.54	—	2.54	—	18.49	12.04	1.19	1.15	1.15	(0.39)	256,528	87
05-31-24	15.70	(0.09	)•	3.23	3.14	—	0.17	—	0.17	—	18.67	20.10	1.25	1.20	1.20	(0.50)	260,381	70
05-31-23	14.66	(0.09	)•	1.13	1.04	—	—	—	—	—	15.70	7.09	1.32	1.25	1.25	(0.57)	233,488	60
05-31-22	23.82	(0.17	)•	(3.32)	(3.49)	—	5.67	—	5.67	—	14.66	(20.04)	1.23	1.21	1.21	(0.81)	246,265	62
05-31-21	20.41	(0.20	)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Fund (continued)
Class C
11-30-25+	6.51	(0.04	)•	0.27	0.23	—	—	—	—	—	6.74	3.53	1.97	1.93	1.93	(1.25)	3,482	46
05-31-25	8.03	(0.08	)•	1.10	1.02	—	2.54	—	2.54	—	6.51	11.22	1.94	1.90	1.90	(1.14)	4,223	87
05-31-24	6.89	(0.09	)•	1.40	1.31	—	0.17	—	0.17	—	8.03	19.23	2.00	1.95	1.95	(1.24)	6,266	70
05-31-23	6.49	(0.09	)•	0.49	0.40	—	—	—	—	—	6.89	6.16	2.07	2.00	2.00	(1.32)	7,417	60
05-31-22	13.68	(0.18	)•	(1.34)	(1.52)	—	5.67	—	5.67	—	6.49	(20.58)	1.98	1.96	1.96	(1.58)	9,451	62
05-31-21	13.41	(0.23	)•	5.59	5.36	—	5.09	—	5.09	—	13.68	42.15	2.02	2.00	2.00	(1.62)	23,803	82
Class I
11-30-25+	25.74	(0.03	)•	1.06	1.03	—	—	—	—	—	26.77	4.00	0.96	0.92	0.92	(0.25)	320,474	46
05-31-25	25.09	(0.04	)•	3.23	3.19	—	2.54	—	2.54	—	25.74	12.28	0.96	0.92	0.92	(0.16)	326,618	87
05-31-24	20.98	(0.04	)•	4.32	4.28	—	0.17	—	0.17	—	25.09	20.48	0.94	0.89	0.89	(0.18)	326,546	70
05-31-23	19.54	(0.05	)•	1.49	1.44	—	—	—	—	—	20.98	7.37	1.02	0.93	0.93	(0.25)	301,910	60
05-31-22	29.83	(0.14	)•	(4.48)	(4.62)	—	5.67	—	5.67	—	19.54	(19.77)	0.93	0.91	0.91	(0.51)	346,729	62
05-31-21	24.53	(0.16	)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
Class R
11-30-25+	16.97	(0.07	)•	0.71	0.64	—	—	—	—	—	17.61	3.77	1.47	1.43	1.43	(0.75)	2,735	46
05-31-25	17.36	(0.11	)•	2.26	2.15	—	2.54	—	2.54	—	16.97	11.72	1.44	1.40	1.40	(0.64)	2,927	87
05-31-24	14.64	(0.12	)•	3.01	2.89	—	0.17	—	0.17	—	17.36	19.84	1.50	1.45	1.45	(0.74)	2,683	70
05-31-23	13.71	(0.12	)•	1.05	0.93	—	—	—	—	—	14.64	6.78	1.57	1.50	1.50	(0.82)	2,245	60
05-31-22	22.68	(0.21	)•	(3.09)	(3.30)	—	5.67	—	5.67	—	13.71	(20.23)	1.48	1.46	1.46	(1.05)	2,241	62
05-31-21	19.65	(0.25	)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
Class R6
11-30-25+	26.30	(0.02	)•	1.08	1.06	—	—	—	—	—	27.36	4.03	0.88	0.84	0.84	(0.16)	103,569	46
05-31-25	25.56	(0.02	)•	3.30	3.28	—	2.54	—	2.54	—	26.30	12.41	0.87	0.83	0.83	(0.07)	102,197	87
05-31-24	21.35	(0.03	)•	4.41	4.38	—	0.17	—	0.17	—	25.56	20.59	0.88	0.83	0.83	(0.13)	94,763	70
05-31-23	19.87	(0.03	)•	1.51	1.48	—	—	—	—	—	21.35	7.45	0.90	0.83	0.83	(0.15)	98,415	60
05-31-22	30.22	(0.12	)•	(4.56)	(4.68)	—	5.67	—	5.67	—	19.87	(19.71)	0.85	0.83	0.83	(0.43)	95,140	62
05-31-21	24.78	(0.14	)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82
Class W
11-30-25+	24.85	(0.03	)•	1.02	0.99	—	—	—	—	—	25.84	3.98	0.97	0.93	0.93	(0.25)	6,729	46
05-31-25	24.29	(0.03	)•	3.13	3.10	—	2.54	—	2.54	—	24.85	12.32	0.94	0.90	0.90	(0.14)	7,407	87
05-31-24	20.32	(0.06	)•	4.20	4.14	—	0.17	—	0.17	—	24.29	20.45	1.00	0.95	0.95	(0.26)	8,181	70
05-31-23	18.95	(0.06	)•	1.43	1.37	—	—	—	—	—	20.32	7.23	1.07	1.00	1.00	(0.33)	11,373	60
05-31-22	29.11	(0.15	)•	(4.34)	(4.49)	—	5.67	—	5.67	—	18.95	(19.82)	0.98	0.96	0.96	(0.56)	57,800	62
05-31-21	24.05	(0.17	)•	10.32	10.15	—	5.09	—	5.09	—	29.11	43.51	1.02	1.00	1.00	(0.61)	88,959	82
Voya Multi-Manager Mid Cap Value Fund
Class I
11-30-25+	9.31	0.06	•	0.51	0.57	—	—	—	—	—	9.88	6.12	0.76	0.78	0.78	1.16	141,163	60
05-31-25	10.12	0.12	•	0.18	0.30	0.15	0.96	—	1.11	—	9.31	2.34	0.76	0.78	0.78	1.16	143,146	60
05-31-24	8.34	0.10	•	1.77	1.87	0.09	—	—	0.09	—	10.12	22.58	0.80	0.79	0.79	1.09	170,911	57
05-31-23	9.84	0.14	•	(0.88)	(0.74)	0.21	0.55	—	0.76	—	8.34	(7.90)	0.82	0.78	0.78	1.50	129,043	133
05-31-22	11.72	0.11	•	(0.31)	(0.20)	0.15	1.53	—	1.68	—	9.84	(2.44)	0.79	0.78	0.78	0.95	116,274	30
05-31-21	7.83	0.09	•	4.22	4.31	0.10	0.32	—	0.42	—	11.72	56.34 (5)	0.79	0.78	0.78	0.93	175,387	47
Voya Small Cap Growth Fund(6)
Class A
11-30-25+	38.30	(0.15	)•	10.56	10.41	—	—	—	—	—	48.71	27.18	1.20	1.20	1.20	(0.70)	71,222	67
05-31-25	43.74	(0.29	)•	(0.79)	(1.08)	0.65	3.71	—	4.36	—	38.30	(4.01)	1.25	1.24	1.24	(0.66)	58,002	130
05-31-24	34.19	(0.24	)•	9.79	9.55	—	—	—	—	—	43.74	27.93	1.25	1.24	1.24	(0.63)	64,303	103
10-07-22(4)- 05-31-23	32.13	(0.13	)•	2.19	2.06	—	—	—	—	—	34.19	6.41	1.23	1.19	1.19	(0.58)	52,722	100

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Cap Growth Fund(6) (continued)
Class C
11-30-25+	37.75	(0.31	)•	10.39	10.08	—	—	—	—	—	47.83	26.70	1.95	1.95	1.95	(1.45)	4,978	67
05-31-25	43.20	(0.60	)•	(0.80)	(1.40)	0.34	3.71	—	4.05	—	37.75	(4.71)	2.00	1.99	1.99	(1.42)	3,943	130
05-31-24	34.03	(0.53	)•	9.70	9.17	—	—	—	—	—	43.20	26.95	2.00	1.99	1.99	(1.39)	3,558	103
10-07-22(4)- 05-31-23	32.13	(0.30	)•	2.20	1.90	—	—	—	—	—	34.03	5.91	1.98	1.94	1.94	(1.34)	3,124	100
Class I(7)
11-30-25+	38.52	(0.10	)•	10.64	10.54	—	—	—	—	—	49.06	27.37	0.94	0.94	0.94	(0.44)	1,333,887	67
05-31-25	43.96	(0.15	)•	(0.79)	(0.94)	0.79	3.71	—	4.50	—	38.52	(3.70)	0.94	0.93	0.93	(0.35)	1,051,140	130
05-31-24	34.25	(0.12	)•	9.83	9.71	—	—	—	—	—	43.96	28.35	0.92	0.91	0.91	(0.30)	888,570	103
05-31-23	33.86	(0.13	)•	0.52	0.39	—	—	—	—	—	34.25	1.15	0.96	0.92	0.92	(0.37)	506,612	100
10-01-21 - 05-31-22	49.63	(0.16	)•	(6.98)	(7.14)	—	8.63	—	8.63	—	33.86	(18.31)	0.93	0.93	0.93	(0.57)	426,157	61
09-30-21	37.26	(0.32	)•	15.61	15.29	—	2.92	—	2.92	—	49.63	42.36	0.93	0.93	0.93	(0.68)	502	84
09-30-20	34.36	(0.17	)•	3.58	3.41	—	0.51	—	0.51	—	37.26	9.99	0.94	0.94	0.94	(0.53)	369	111
Class R
11-30-25+	38.07	(0.21	)•	10.50	10.29	—	—	—	—	—	48.36	27.03	1.45	1.45	1.45	(0.95)	832	67
05-31-25	43.56	(0.40	)•	(0.78)	(1.18)	0.60	3.71	—	4.31	—	38.07	(4.24)	1.50	1.49	1.49	(0.92)	716	130
05-31-24	34.14	(0.34	)•	9.76	9.42	—	—	—	—	—	43.56	27.59	1.50	1.49	1.49	(0.88)	643	103
10-07-22(4)- 05-31-23	32.13	(0.19	)•	2.20	2.01	—	—	—	—	—	34.14	6.26	1.48	1.44	1.44	(0.85)	319	100
Class R6
11-30-25+	38.59	(0.07	)•	10.65	10.58	—	—	—	—	—	49.17	27.41	0.84	0.84	0.84	(0.34)	225,798	67
05-31-25	44.02	(0.12	)•	(0.77)	(0.89)	0.83	3.71	—	4.54	—	38.59	(3.60)	0.85	0.84	0.84	(0.27)	144,817	130
05-31-24	34.27	(0.08	)•	9.83	9.75	—	—	—	—	—	44.02	28.45	0.84	0.83	0.83	(0.21)	79,119	103
05-31-23	33.84	(0.08	)•	0.51	0.43	—	—	—	—	—	34.27	1.27	0.87	0.83	0.83	(0.23)	41,179	100
04-04-22(4)- 05-31-22	39.17	(0.05	)•	(5.28)	(5.33)	—	—	—	—	—	33.84	(13.61)	2.10	0.85	0.85	(0.97)	3	61
Class W
11-30-25+	38.47	(0.10	)•	10.62	10.52	—	—	—	—	—	48.99	27.35	0.95	0.95	0.95	(0.45)	24,055	67
05-31-25	43.92	(0.18	)•	(0.78)	(0.96)	0.78	3.71	—	4.49	—	38.47	(3.75)	1.00	0.99	0.99	(0.44)	17,355	130
05-31-24	34.25	(0.15	)•	9.82	9.67	—	—	—	—	—	43.92	28.23	1.00	0.99	0.99	(0.39)	3,877	103
10-07-22(4)- 05-31-23	32.13	(0.07	)•	2.19	2.12	—	—	—	—	—	34.25	6.60	0.98	0.94	0.94	(0.33)	3,425	100

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Multi-Manager Mid Cap Value would have been 56.13% on Classes I.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(6)	Prior to the close of business April 1, 2022, Voya Small Cap Growth Fund operated under a different name and investment adviser. Please see Note 1 for more information regarding the predecessor fund and the reorganization. Effective close of business April 1, 2022, the fiscal year end was changed from September 30 to May 31. For the fiscal years ended September 30, 2020 and 2021, the information presented was audited by a different independent registered public accounting firm and the net assets are expressed in millions. For the periods ended May 31, 2022 and after the net assets are expressed in thousands.
(7)	Effective close of business April 1, 2022, the shares of the predecessor fund were redesignated as Class I shares of Voya Small Cap Growth Fund. Please see Note 1 for more information.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”) and Voya Small Cap Growth Fund (“Small Cap Growth”) (each, a “Fund” and collectively, the “Funds”). Each Fund, except Large-Cap Growth, is a diversified series of the Trust. Large-Cap Growth is a non-diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, Class R2 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Small Cap Growth acquired all of the assets and liabilities of TCM Small Cap Growth Fund (the “Predecessor Fund’) pursuant to an agreement and plan of reorganization (the “Reorganization”) effective close of business on April 1, 2022. The Predecessor Fund was a diversified series of Professionally Managed Portfolios, a Massachusetts business trust. The previous fiscal year end of the Predecessor Fund was September 30, 2021. Effective with the Reorganization, the fiscal year end of the Fund was changed from September 30 to May 31.

Upon completion of the Reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Predecessor Fund’s shares. All information and references to the period prior to the close of business April 1, 2022 refer to the Predecessor Fund.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:

Annually	Quarterly
Large-Cap Growth	Large Cap Value
MidCap Opportunities
Multi-Manager Mid Cap Value
Small Cap Growth

Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

H. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large-Cap Growth	$206,879,904	$287,568,105
Large Cap Value	506,733,342	557,229,557
MidCap Opportunities	326,112,987	367,003,501
Multi-Manager Mid Cap Value	89,547,059	97,255,529
Small Cap Growth	996,589,727	971,280,843

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Large-Cap Growth	0.51% on all assets
Large Cap Value	0.75% on the first $1 billion; 0.725% on the next $1 billion; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% thereafter
MidCap Opportunities	0.85% on the first $500 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% thereafter
Multi-Manager Mid Cap Value	0.80% on Actively Managed Assets 0.40% on Passively Managed Assets
Small Cap Growth	0.80% on all assets

Prior to October 1, 2024, the Investment Adviser was obligated to waive 0.02% of the management fee for Small

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Cap Growth. Effective October 1, 2024, this obligation was terminated. Termination of this obligation required approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, polices, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Victory Capital Management, Inc. and Voya IM*
Small Cap Growth	Voya IM*

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, Class R and Class R2 shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C	Class R	Class R2
Large-Cap Growth	0.25%	1.00%	0.50%	N/A
Large Cap Value	0.25%	1.00%	0.50%	0.40%
MidCap Opportunities	0.25%	1.00%	0.50%	N/A
Small Cap Growth	0.25%	1.00%	0.50%	N/A

For Large-Cap Growth, of this Class A 0.25% rate, Distribution Fees shall not exceed 0.10%.

Effective September 30, 2025, the Large Cap Value Class R Distribution Fee waiver was terminated. Prior to September

30, 2025, the Distributor had agreed to waive 0.05% of the Distribution Fee for Class R. Termination of this obligation required approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2025, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$6,189	$—
Large Cap Value	6,397	—
MidCap Opportunities	2,235	—
Small Cap Growth	2,523	—

Contingent Deferred Sales Charges:
Large-Cap Growth	$—	$446
Large Cap Value	—	90
MidCap Opportunities	—	49
Small Cap Growth	—	29

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2025, the following affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	9.00%
Voya Solution 2045 Portfolio	Multi-Manager Mid Cap Value	9.56
Voya Solution Aggressive Portfolio	Multi-Manager Mid Cap Value	6.58
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Mid Cap Value	17.20

The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Large-Cap Growth	$963
Large Cap Value	6,372
MidCap Opportunities	1,447
Small Cap Growth	2,810

NOTE 7 — LICENSING FEE

Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R2	Class R6	Class W
Large-Cap Growth	1.15%	1.90%	0.90%	1.40%	N/A	0.80%	0.90%
Large Cap Value	1.10%	1.85%	0.76%	1.35%	1.25%	0.74%	0.85%
MidCap Opportunities	1.35%	2.10%	0.98%	1.60%	N/A	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	N/A	N/A	N/A	N/A
Small Cap Growth	1.30%	2.05%	0.95%	1.55%	N/A	0.85%	1.05%

Pursuant to side letter agreements, through October 1, 2026, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R2	Class R6	Class W
Large-Cap Growth	1.04%	1.79%	0.66%	1.29%	N/A	0.58%	0.79%
MidCap Opportunities	1.26%	2.01%	0.93%	1.51%	N/A	0.83%	1.01%

Effective October 1, 2025, the side letter expense limits for Large Cap Value expired and reverted back to the limits under the Expense Limitation Agreement listed above. Prior to October 1, 2025, the side letter expense limits for Large Cap Value were 1.10%, 1.85%, 0.76%, 1.35%, 0.74% and 0.85% for Class A, Class C, Class I, Class R, Class R6 and Class W, respectively.

For MidCap Opportunities, any fee waived pursuant to the side letter shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2026	2027	2028	Total
Large Cap Value	$388,884	$394,659	$402,130	$1,185,673
Multi-Manager Mid Cap Value	34,912	—	—	34,912

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2025, are as follows:

	November 30,
	2026	2027	2028	Total
Large Cap Value
Class I	$33,926	$41,746	$27,101	$102,773
Class R6	311	345	206	862

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

The expense limitation agreements are contractual through October 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

NOTE 10 — CAPITAL SHARES

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended November 30, 2025:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
MidCap Opportunities	1	$7,220,000	5.33%

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Large-Cap Growth
Class A
11/30/2025	61,703	—	—	(171,765)	—	(110,062)	3,319,047	—	—	(9,258,173)	—	(5,939,126)
5/31/2025	172,384	—	121,569	(523,737)	—	(229,784)	8,272,769	—	6,175,708	(25,262,815)	—	(10,814,338)
Class C
11/30/2025	5,038	—	—	(31,510)	—	(26,472)	177,408	—	—	(1,104,551)	—	(927,143)
5/31/2025	20,016	—	12,494	(58,734)	—	(26,224)	601,120	—	415,172	(1,827,687)	—	(811,395)
Class I
11/30/2025	251,296	—	—	(746,206)	—	(494,910)	16,697,708	—	—	(49,325,278)	—	(32,627,570)
5/31/2025	1,207,704	—	251,618	(1,346,056)	—	113,266	68,569,715	—	15,705,994	(77,981,988)	—	6,293,721
Class R
11/30/2025	957	—	—	(3,820)	—	(2,863)	60,281	—	—	(245,151)	—	(184,870)
5/31/2025	2,417	—	627	(2,308)	—	736	135,951	—	37,045	(126,879)	—	46,117
Class R6
11/30/2025	154,508	—	—	(624,468)	—	(469,960)	10,276,995	—	—	(41,360,539)	—	(31,083,544)
5/31/2025	1,428,991	—	97,998	(1,261,400)	—	265,589	84,206,742	—	6,130,766	(73,900,511)	—	16,436,997
Class W
11/30/2025	8,752	—	—	(128,828)	—	(120,076)	543,522	—	—	(7,981,659)	—	(7,438,137)
5/31/2025	135,871	—	23,338	(203,103)	—	(43,894)	6,807,440	—	1,387,416	(11,426,669)	—	(3,231,813)
Large Cap Value
Class A
11/30/2025	238,145	—	172,956	(2,256,221)	—	(1,845,120)	2,797,088	—	2,043,704	(26,566,412)	—	(21,725,620)
5/31/2025	874,807	—	5,000,402	(4,244,237)	—	1,630,972	10,227,541	—	57,772,979	(50,191,061)	—	17,809,459
Class C
11/30/2025	6,244	—	387	(60,148)	—	(53,517)	73,357	—	4,552	(710,175)	—	(632,266)
5/31/2025	46,179	—	57,651	(108,951)	—	(5,121)	546,413	—	664,460	(1,251,756)	—	(40,883)

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large Cap Value (continued)
Class I
11/30/2025	1,850,331	—	132,149	(3,697,802)	—	(1,715,322)	25,688,961	—	1,837,546	(51,431,144)	—	(23,904,637)
5/31/2025	6,750,761	—	2,767,243	(5,658,702)	—	3,859,302	91,448,647	—	37,545,196	(76,091,639)	—	52,902,204
Class R
11/30/2025	5,547	—	292	(77,825)	—	(71,986)	65,464	—	3,456	(925,659)	—	(856,739)
5/31/2025	29,547	—	11,371	(9,098)	—	31,820	345,287	—	131,804	(107,126)	—	369,965
Class R2
9/30/2025(1)- 11/30/2025	251	—	—	—	—	251	3,000	—	—	—	—	3,000
Class R6
11/30/2025	178,818	—	1,904	(97,501)	—	83,221	2,480,355	—	26,395	(1,357,530)	—	1,149,220
5/31/2025	1,108,451	—	34,708	(1,882,702)	—	(739,543)	15,443,688	—	474,596	(27,622,616)	—	(11,704,332)
Class W
11/30/2025	14,968	—	1,577	(68,963)	—	(52,418)	206,662	—	21,885	(964,963)	—	(736,416)
5/31/2025	8,028	—	42,423	(71,036)	—	(20,585)	104,078	—	574,312	(972,669)	—	(294,279)
MidCap Opportunities
Class A
11/30/2025	208,477	—	—	(911,821)	—	(703,344)	4,049,079	—	—	(17,641,759)	—	(13,592,680)
5/31/2025	756,769	—	1,426,683	(2,254,720)	—	(71,268)	14,256,800	—	27,549,252	(42,302,303)	—	(496,251)
Class C
11/30/2025	23,919	—	—	(155,751)	—	(131,832)	161,848	—	—	(1,070,328)	—	(908,480)
5/31/2025	34,874	—	225,230	(391,556)	—	(131,452)	247,304	—	1,536,068	(2,787,732)	—	(1,004,360)
Class I
11/30/2025	571,430	—	—	(1,288,806)	—	(717,376)	15,411,147	—	—	(34,904,150)	—	(19,493,003)
5/31/2025	2,150,650	—	1,009,659	(3,487,948)	—	(327,639)	54,342,386	—	27,119,444	(89,323,341)	—	(7,861,511)
Class R
11/30/2025	4,060	—	—	(21,142)	—	(17,082)	72,302	—	—	(381,809)	—	(309,507)
5/31/2025	13,483	—	21,004	(16,643)	—	17,844	233,320	—	372,823	(299,288)	—	306,855
Class R6
11/30/2025	386,701	—	—	(487,486)	—	(100,785)	10,529,201	—	—	(13,407,643)	—	(2,878,442)
5/31/2025	970,877	—	318,916	(1,110,631)	—	179,162	25,051,403	—	8,744,666	(28,672,005)	—	5,124,064
Class W
11/30/2025	9,004	—	—	(46,675)	—	(37,671)	236,383	—	—	(1,217,375)	—	(980,992)
5/31/2025	19,547	—	29,320	(87,584)	—	(38,717)	470,605	—	759,970	(2,137,167)	—	(906,592)
Multi-Manager Mid Cap Value
Class I
11/30/2025	5,139,622	—	—	(6,226,476)	—	(1,086,854)	50,259,719	—	—	(60,603,141)	—	(10,343,422)
5/31/2025	4,335,897	—	1,560,137	(7,409,215)	—	(1,513,181)	41,930,770	—	15,367,349	(72,924,446)	—	(15,626,327)
Small Cap Growth
Class A
11/30/2025	34,172	—	—	(86,332)	—	(52,160)	1,515,047	—	—	(3,763,195)	—	(2,248,148)
5/31/2025	149,083	—	119,237	(224,227)	—	44,093	6,456,002	—	5,400,263	(9,552,931)	—	2,303,334
Class C
11/30/2025	14,289	—	—	(14,673)	—	(384)	629,851	—	—	(627,219)	—	2,632
5/31/2025	46,168	—	7,681	(31,742)	—	22,107	1,913,918	—	344,096	(1,373,402)	—	884,612
Class I
11/30/2025	3,562,194	—	—	(3,657,773)	—	(95,579)	159,578,527	—	—	(162,070,451)	—	(2,491,924)
5/31/2025	11,613,215	—	2,069,370	(6,609,997)	—	7,072,588	491,883,399	—	94,135,656	(277,767,515)	—	308,251,540
Class R
11/30/2025	1,104	—	—	(2,716)	—	(1,612)	47,606	—	—	(122,161)	—	(74,555)
5/31/2025	12,403	—	1,663	(10,016)	—	4,050	533,794	—	74,948	(435,151)	—	173,591
Class R6
11/30/2025	1,455,313	—	—	(615,195)	—	840,118	63,244,253	—	—	(27,447,264)	—	35,796,989
5/31/2025	2,545,335	—	224,701	(815,105)	—	1,954,931	108,500,707	—	10,232,891	(35,461,112)	—	83,272,486
Class W
11/30/2025	107,788	—	—	(67,872)	—	39,916	4,721,683	—	—	(3,113,253)	—	1,608,430
5/31/2025	424,586	—	11,435	(73,156)	—	362,865	18,539,298	—	519,503	(2,837,873)	—	16,220,928

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2025:

MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$1,819,684	$(1,819,684)	$—
Jefferies LLC	5,381,869	(5,381,869)	—
Total	$7,201,553	$(7,201,553)	$—

(1)	Cash collateral with a fair value of $7,386,423 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2025		Year Ended May 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Large-Cap Growth	$261,501	$30,127,352	$772,236	$—
Large Cap Value	24,699,945	76,016,604	16,081,142	50,437,427
MidCap Opportunities	—	75,371,643	—	5,797,978
Multi-Manager Mid Cap Value	7,118,982	8,248,367	1,381,358	—
Small Cap Growth	31,769,541	85,233,316	—	—

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of May 31, 2025, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/(Depreciation)	Capital Loss Amount		Carryforward Character	Total Distributable Earnings/(Loss)
Large-Cap Growth	$—	$18,744,942	$—	$—	$393,060,790	$—		—	$411,805,732

Large Cap Value	1,187,820	—	—	(2,162,218)	131,540,229	—		—	130,565,831

MidCap Opportunities	—	29,592,367	(157,303)	—	111,290,583	—		—	140,725,647

Multi-Manager Mid Cap Value	—	5,063,794	—	—	3,944,398	—		—	9,008,192

Small Cap Growth	—	—	(12,573,044)	(1,266,421)	74,029,593	(15,142,765	)*	Short-term	45,047,363

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Funds' financial statements..

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2025, the following Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Large-Cap Growth
Class A	$-	$0.4261	$7.4274	December 12, 2025	December 11, 2025
Class C	$-	$0.4261	$7.4274	December 12, 2025	December 11, 2025
Class I	$-	$0.4261	$7.4274	December 12, 2025	December 11, 2025
Class R	$-	$0.4261	$7.4274	December 12, 2025	December 11, 2025
Class R6	$-	$0.4261	$7.4274	December 12, 2025	December 11, 2025
Class W	$-	$0.4261	$7.4274	December 12, 2025	December 11, 2025

Large Cap Value
All Classes	$-	$-	$0.8351	December 12, 2025	December 11, 2025
Class A	$0.0221	$-	$-	December 26, 2025	December 24, 2025
Class C	$0.0009	$-	$-	December 26, 2025	December 24, 2025
Class I	$0.0318	$-	$-	December 26, 2025	December 24, 2025
Class R	$0.0144	$-	$-	December 26, 2025	December 24, 2025
Class R2	$0.0177	$-	$-	December 26, 2025	December 24, 2025
Class R6	$0.0321	$-	$-	December 26, 2025	December 24, 2025
Class W	$0.0291	$-	$-	December 26, 2025	December 24, 2025

MidCap Opportunities
All Classes	$-	$1.5744	$1.6480	December 12, 2025	December 11, 2025

Multi-Manager Mid Cap Value
Class I	$0.0598	$-	$0.7710	December 12, 2025	December 11, 2025

Small Cap Growth
Class A	$-	$-	$2.5871	December 12, 2025	December 11, 2025
Class C	$-	$-	$2.5871	December 12, 2025	December 11, 2025
Class I	$-	$-	$2.5871	December 12, 2025	December 11, 2025
Class R	$-	$-	$2.5871	December 12, 2025	December 11, 2025
Class R6	$-	$-	$2.5871	December 12, 2025	December 11, 2025
Class W	$-	$-	$2.5871	December 12, 2025	December 11, 2025

Reorganization: The Board approved a proposal to reorganize each disappearing portfolio set forth below (together, the “Disappearing Portfolios”) with and into the following “Surviving Fund” (each a “Reorganization” and together, the “Reorganizations”):

Disappearing Portfolio (not included in this report)	Surviving Fund
Voya Large Cap Value Portfolio	Large Cap Value
VY® T. Rowe Price Equity Income Portfolio

Each proposed Reorganization is subject to approval by the shareholders of the relevant Disappearing Portfolio. A proxy statement/prospectus detailing the proposed Reorganizations is expected to be mailed to the Disappearing Portfolios’ shareholders on or about October 1, 2025, and shareholder meetings are scheduled to be held on or about November 20, 2025. If shareholder approval is obtained, the proposed Reorganizations are expected to take place on or about December 5, 2025.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 14.2%
217,118	Alphabet, Inc. - Class A	$69,516,841	8.2
25,612	Meta Platforms, Inc. - Class A	16,595,295	1.9
110,524 (1)	Netflix, Inc.	11,890,172	1.4
21,522 (1)	Reddit, Inc. - Class A	4,658,867	0.5
55,759 (1)	ROBLOX Corp. - Class A	5,298,778	0.6
12,379 (1)	Spotify Technology SA	7,413,412	0.9
22,899 (1)	Take-Two Interactive Software, Inc.	5,634,757	0.7
		121,008,122	14.2

	Consumer Discretionary: 10.8%
114,294 (1)	Amazon.com, Inc.	26,655,647	3.1
1,914	Booking Holdings, Inc.	9,406,717	1.1
35,814	Lowe’s Cos., Inc.	8,684,179	1.0
74,716 (1)	O’Reilly Automotive, Inc.	7,598,617	0.9
26,257	Royal Caribbean Cruises Ltd.	6,990,926	0.8
66,858	Starbucks Corp.	5,824,000	0.7
47,317 (1)	Tesla, Inc.	20,354,354	2.4
36,648	Williams-Sonoma, Inc.	6,597,006	0.8
		92,111,446	10.8

	Consumer Staples: 1.9%
55,980 (1)	Dollar Tree, Inc.	6,203,144	0.7
25,712	Philip Morris International, Inc.	4,049,126	0.5
54,813	Walmart, Inc.	6,057,384	0.7
		16,309,654	1.9

	Energy: 0.6%
42,890	Chesapeake Energy Corp.	5,229,578	0.6

	Financials: 4.7%
164,372	Blue Owl Capital, Inc.	2,465,580	0.3
12,606	Goldman Sachs Group, Inc.	10,413,060	1.2
81,201	Visa, Inc. - Class A	27,156,863	3.2
		40,035,503	4.7

	Health Care: 8.2%
18,817	Danaher Corp.	4,267,319	0.5
115,991 (1)	Doximity, Inc. - Class A	5,966,577	0.7
28,141	Eli Lilly & Co.	30,264,801	3.5
10,329	McKesson Corp.	9,101,089	1.1
5,481	Regeneron Pharmaceuticals, Inc.	4,276,222	0.5
27,089 (1)	Vertex Pharmaceuticals, Inc.	11,746,061	1.4
10,446 (1)	Waters Corp.	4,214,125	0.5
		69,836,194	8.2

	Industrials: 6.2%
38,036	3M Co.	6,544,094	0.8
7,469 (1)	Axon Enterprise, Inc.	4,034,306	0.5
26,548 (1)	Builders FirstSource, Inc.	2,979,482	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,843	Comfort Systems USA, Inc.	$7,662,140	0.9
43,155	Howmet Aerospace, Inc.	8,829,082	1.0
52,382	Johnson Controls International PLC	6,092,550	0.7
93,800 (1)	Uber Technologies, Inc.	8,211,252	1.0
10,059	United Rentals, Inc.	8,199,896	1.0
		52,552,802	6.2

	Information Technology: 50.4%
16,586 (1)	Advanced Micro Devices, Inc.	3,607,953	0.4
302,437	Apple, Inc.	84,334,557	9.9
14,488 (1)	AppLovin Corp. - Class A	8,685,266	1.0
123,926	Broadcom, Inc.	49,937,221	5.9
32,266 (1)	Cloudflare, Inc. - Class A	6,459,976	0.8
13,507 (1)	Crowdstrike Holdings, Inc. - Class A	6,877,224	0.8
58,957	Lam Research Corp.	9,197,292	1.1
18,518	Micron Technology, Inc.	4,379,137	0.5
203,633	Microsoft Corp.	100,189,472	11.8
652,746	NVIDIA Corp.	115,536,042	13.6
32,418 (1)	Onto Innovation, Inc.	4,640,961	0.6
25,769	Oracle Corp.	5,204,050	0.6
52,520 (1)	Palantir Technologies, Inc. - Class A	8,846,994	1.0
13,708 (1)	ServiceNow, Inc.	11,136,516	1.3
36,918 (1)	Snowflake, Inc. - Class A	9,275,278	1.1
		428,307,939	50.4

	Materials: 1.3%
17,529	Sherwin-Williams Co.	6,024,542	0.7
17,874	Vulcan Materials Co.	5,312,868	0.6
		11,337,410	1.3

	Real Estate: 0.7%
28,695	Welltower, Inc.	5,974,873	0.7
	Total Common Stock (Cost $391,200,170)	842,703,521	99.0

See Accompanying Notes to Financial Statements.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
8,125,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $8,125,000)	$8,125,000	1.0

	Total Short-Term Investments (Cost $8,125,000)	$8,125,000	1.0

	Total Investments in Securities (Cost $399,325,170)	$850,828,521	100.0
	Liabilities in Excess of Other Assets	(253,768)	0.0
	Net Assets	$850,574,753	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2025.

See Accompanying Notes to Financial Statements.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$842,703,521	$—	$—	$842,703,521
Short-Term Investments	8,125,000	—	—	8,125,000
Total Investments, at fair value	$850,828,521	$—	$—	$850,828,521

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $406,469,573.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$461,984,830
Gross Unrealized Depreciation	(17,625,882)
Net Unrealized Appreciation	$444,358,948

See Accompanying Notes to Financial Statements.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 10.7%
118,779	Alphabet, Inc. - Class A	$38,030,660	4.7
671,122	AT&T, Inc.	17,462,595	2.1
176,701 (1)	Pinterest, Inc. - Class A	4,615,430	0.6
34,019 (1)	Take-Two Interactive Software, Inc.	8,371,055	1.0
118,574	Walt Disney Co.	12,387,426	1.5
256,855 (1)	Warner Bros Discovery, Inc.	6,164,520	0.8
		87,031,686	10.7

	Consumer Discretionary: 6.3%
88,169 (1)	Amazon.com, Inc.	20,562,774	2.5
952	Booking Holdings, Inc.	4,678,785	0.6
54,225	Lowe’s Cos., Inc.	13,148,478	1.6
40,993 (1)	O’Reilly Automotive, Inc.	4,168,988	0.5
51,543	Williams-Sonoma, Inc.	9,278,256	1.1
		51,837,281	6.3

	Consumer Staples: 7.3%
161,659	Coca-Cola Co.	11,820,506	1.5
64,283 (1)	Dollar Tree, Inc.	7,123,199	0.9
123,362	McCormick & Co., Inc.	8,324,468	1.0
105,448	Philip Morris International, Inc.	16,605,951	2.0
105,407	Procter & Gamble Co.	15,617,101	1.9
		59,491,225	7.3

	Energy: 6.6%
63,015	Chesapeake Energy Corp.	7,683,419	0.9
228,658	Chevron Corp.	34,557,083	4.2
45,462	Expand Energy Corp.	5,543,182	0.7
120,924	HF Sinclair Corp.	6,398,089	0.8
		54,181,773	6.6

	Financials: 19.7%
176,872	American International Group, Inc.	13,470,572	1.6
67,513	Assurant, Inc.	15,403,766	1.9
560,667	Bank of America Corp.	30,079,785	3.7
102,360	Intercontinental Exchange, Inc.	16,101,228	2.0
222,779	Lazard, Inc.	11,250,339	1.4
54,382	PNC Financial Services Group, Inc.	10,371,735	1.3
130,506	State Street Corp.	15,532,824	1.9
71,370	Stifel Financial Corp.	8,707,140	1.1
152,089	Synchrony Financial	11,765,605	1.4
731,046	Valley National Bancorp	8,275,441	1.0
230,853	Wells Fargo & Co.	19,818,730	2.4
		160,777,165	19.7

	Health Care: 14.3%
95,352	Abbott Laboratories	12,290,873	1.5
51,777	AbbVie, Inc.	11,789,623	1.4
146,402 (1)	Centene Corp.	5,759,455	0.7
47,597	Danaher Corp.	10,794,047	1.3
40,223	Humana, Inc.	9,885,607	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,448	McKesson Corp.	$7,443,702	0.9
6,073 (1)	Mettler-Toledo International, Inc.	8,968,120	1.1
632,610	Pfizer, Inc.	16,283,381	2.0
7,862	Regeneron Pharmaceuticals, Inc.	6,133,854	0.8
25,270	Thermo Fisher Scientific, Inc.	14,930,274	1.8
30,163	Universal Health Services, Inc. - Class B	7,348,612	0.9
12,151 (1)	Vertex Pharmaceuticals, Inc.	5,268,795	0.7
		116,896,343	14.3

	Industrials: 10.7%
110,500	3M Co.	19,011,525	2.3
44,152 (1)	Boeing Co.	8,344,728	1.0
14,676 (1)	Dycom Industries, Inc.	5,305,814	0.7
235,730 (1)	Gates Industrial Corp. PLC	5,365,215	0.7
186,024	Leonardo DRS, Inc.	6,356,440	0.8
16,265	Parker-Hannifin Corp.	14,015,551	1.7
131,328	RELX PLC, ADR	5,280,699	0.6
22,208 (1)	Saia, Inc.	6,252,884	0.8
90,015	UL Solutions, Inc. - Class A	8,210,268	1.0
11,082	United Rentals, Inc.	9,033,825	1.1
		87,176,949	10.7

	Information Technology: 10.4%
33,055 (1)	Advanced Micro Devices, Inc.	7,190,454	0.9
8,890	Broadcom, Inc.	3,582,314	0.4
221,372	Cisco Systems, Inc.	17,032,362	2.1
163,801 (1)	Intel Corp.	6,643,768	0.8
53,801	International Business Machines Corp.	16,601,913	2.0
8,973	Intuit, Inc.	5,689,600	0.7
37,098	Micron Technology, Inc.	8,772,935	1.1
32,885 (1)	Onto Innovation, Inc.	4,707,817	0.6
47,651	Salesforce, Inc.	10,985,461	1.3
12,813	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,735,118	0.5
		84,941,742	10.4

	Materials: 2.6%
167,699	Alcoa Corp.	6,999,756	0.9
63,665	Crown Holdings, Inc.	6,164,682	0.7
52,961	Nucor Corp.	8,446,750	1.0
		21,611,188	2.6

	Real Estate: 4.1%
189,303	Boston Properties, Inc.	13,697,965	1.7
94,329	Welltower, Inc.	19,641,184	2.4
		33,339,149	4.1

	Utilities: 6.3%
81,171	DTE Energy Co.	11,122,862	1.4

See Accompanying Notes to Financial Statements.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
189,194	Duke Energy Corp.	$23,448,705	2.9
199,664	Public Service Enterprise Group, Inc.	16,675,937	2.0
		51,247,504	6.3
	Total Common Stock (Cost $657,307,178)	808,532,005	99.0
WARRANTS: —%
	Information Technology: —%
2,377 (2)	Constellation Software, Inc.	—	—

	Total Warrants (Cost $—)	—	—

	Total Long-Term Investments (Cost $657,307,178)	808,532,005	99.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
7,464,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $7,464,000)	$7,464,000	0.9
	Total Short-Term Investments (Cost $7,464,000)	7,464,000	0.9

	Total Investments in Securities (Cost $664,771,178)	$815,996,005	99.9
	Assets in Excess of Other Liabilities	841,106	0.1
	Net Assets	$816,837,111	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Rate shown is the 7-day yield as of November 30, 2025.

See Accompanying Notes to Financial Statements.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$808,532,005	$—	$—	$808,532,005
Warrants	—	—	—	—
Short-Term Investments	7,464,000	—	—	7,464,000
Total Investments, at fair value	$815,996,005	$—	$—	$815,996,005

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $669,968,035.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$162,616,261
Gross Unrealized Depreciation	(16,583,760)
Net Unrealized Appreciation	$146,032,501

See Accompanying Notes to Financial Statements.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 5.4%
43,584 (1)	Reddit, Inc. - Class A	$9,434,628	1.3
188,416 (1)	Roblox Corp. - Class A	17,905,173	2.6
41,857 (1)	Take-Two Interactive Software, Inc.	10,299,752	1.5
		37,639,553	5.4

	Consumer Discretionary: 20.3%
142,956 (1)	Birkenstock Holding PLC	6,194,283	0.9
30,653 (1)	Burlington Stores, Inc.	7,731,606	1.1
15,701 (1)	Carvana Co.	5,880,025	0.9
236,277 (1)	Coupang, Inc.	6,653,560	1.0
20,137	Domino’s Pizza, Inc.	8,450,089	1.2
224,146 (1)	DraftKings, Inc. - Class A	7,432,681	1.1
52,011	Hilton Worldwide Holdings, Inc.	14,824,695	2.1
164,003 (1)	On Holding AG - Class A	7,214,492	1.0
88,418	Royal Caribbean Cruises Ltd.	23,541,293	3.4
71,375 (1)	SharkNinja, Inc.	6,964,059	1.0
93,014	Tapestry, Inc.	10,164,570	1.5
53,030	Texas Roadhouse, Inc.	9,293,508	1.3
233,511	Tractor Supply Co.	12,791,733	1.9
40,350	Williams-Sonoma, Inc.	7,263,403	1.1
20,983 (2)	Wingstop, Inc.	5,554,830	0.8
		139,954,827	20.3

	Consumer Staples: 1.9%
99,977 (1)	Celsius Holdings, Inc.	4,093,058	0.6
50,428 (1)	Dollar Tree, Inc.	5,587,927	0.8
50,227	McCormick & Co., Inc.	3,389,318	0.5
		13,070,303	1.9

	Energy: 3.1%
79,608	Chesapeake Energy Corp.	9,706,603	1.4
34,592	Targa Resources Corp.	6,064,324	0.9
127,637	TechnipFMC PLC	5,776,851	0.8
		21,547,778	3.1

	Financials: 8.3%
47,853 (1)	Affirm Holdings, Inc.	3,395,170	0.5
21,390	Assurant, Inc.	4,880,343	0.7
707,925	Blue Owl Capital, Inc.	10,618,875	1.5
5,490 (1)	Coinbase Global, Inc. - Class A	1,497,782	0.2
185,481	Lazard, Inc.	9,366,791	1.4
57,612 (1)	Robinhood Markets, Inc. - Class A	7,402,566	1.1
202,135	Rocket Cos., Inc. - Class A	4,038,657	0.6
48,178	Stifel Financial Corp.	5,877,716	0.9
74,801	Synchrony Financial	5,786,605	0.8
120,210 (1)	Toast, Inc. - Class A	4,109,980	0.6
		56,974,485	8.3

	Health Care: 17.3%
62,793	Alcon, Inc.	4,980,113	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
43,089 (1)	Alnylam Pharmaceuticals, Inc.	$19,443,049	2.8
78,050	AmerisourceBergen Corp.	28,794,986	4.2
117,196 (1)	Doximity, Inc. - Class A	6,028,562	0.9
20,319 (1)	ICON PLC	3,759,015	0.6
26,412 (1)	IDEXX Laboratories, Inc.	19,885,067	2.9
2,003 (1)	Mettler-Toledo International, Inc.	2,957,870	0.4
24,978	Quest Diagnostics, Inc.	4,725,338	0.7
28,929 (1)	Repligen Corp.	4,947,438	0.7
46,596 (1)	Veeva Systems, Inc. - Class A	11,196,553	1.6
124,076 (1)	Vera Therapeutics, Inc.	4,187,565	0.6
20,548 (1)	Waters Corp.	8,289,474	1.2
		119,195,030	17.3

	Industrials: 20.5%
33,608	Applied Industrial Technologies, Inc.	8,698,423	1.3
20,808 (1)	Axon Enterprise, Inc.	11,239,233	1.6
44,490 (1)	Builders FirstSource, Inc.	4,993,113	0.7
21,549	Comfort Systems USA, Inc.	21,052,080	3.0
9,814 (1)	Dycom Industries, Inc.	3,548,055	0.5
27,773	HEICO Corp.	8,801,541	1.3
114,355	Howmet Aerospace, Inc.	23,395,890	3.4
69,624	Johnson Controls International PLC	8,097,967	1.2
140,889 (1)	Kratos Defense & Security Solutions, Inc.	10,721,653	1.5
124,789	Leonardo DRS, Inc.	4,264,040	0.6
58,851 (1)	Rocket Lab Corp.	2,479,981	0.4
8,948	United Rentals, Inc.	7,294,231	1.1
35,575	Verisk Analytics, Inc.	8,006,865	1.2
46,303	Vertiv Holdings Co. - Class A	8,322,038	1.2
10,949	WW Grainger, Inc.	10,386,550	1.5
		141,301,660	20.5

	Information Technology: 16.9%
5,527 (1)	AppLovin Corp. - Class A	3,313,326	0.5
40,457 (1)	Astera Labs, Inc.	6,374,809	0.9
98,400 (1)	Cloudflare, Inc. - Class A	19,700,664	2.9
113,602 (1)(2)	Core Scientific, Inc.	1,918,738	0.3
6,602 (1)	Crowdstrike Holdings, Inc. - Class A	3,361,474	0.5
106,932 (1)	Datadog, Inc. - Class A	17,110,189	2.5
50,742 (1)	DocuSign, Inc.	3,518,958	0.5
2,764 (1)	Fair Isaac Corp.	4,991,314	0.7
21,311 (1)	HubSpot, Inc.	7,827,957	1.1
106,012 (1)	Klaviyo, Inc. - Class A	3,027,703	0.4
18,233	Monolithic Power Systems, Inc.	16,923,324	2.5
28,194 (1)	Onto Innovation, Inc.	4,036,253	0.6

See Accompanying Notes to Financial Statements.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
49,051 (1)	Rambus, Inc.	$4,687,804	0.7
12,706 (1)	SiTime Corp.	3,782,576	0.5
39,281 (1)	Snowflake, Inc. - Class A	9,868,958	1.4
52,370 (1)	Super Micro Computer, Inc.	1,772,725	0.3
16,767 (1)	Zscaler, Inc.	4,216,900	0.6
		116,433,672	16.9

	Materials: 0.9%
21,388	Vulcan Materials Co.	6,357,369	0.9

	Real Estate: 2.2%
56,032	Boston Properties, Inc.	4,054,476	0.6
54,173	Welltower, Inc.	11,279,902	1.6
		15,334,378	2.2

	Utilities: 2.5%
96,391	Vistra Corp.	17,240,494	2.5

	Total Common Stock (Cost $608,024,247)	685,049,549	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 1.0%
1,765,399 (3)	Citadel Securities LLC, Repurchase Agreement dated 11/30/2025, 4.170%, due 12/01/2025 (Repurchase Amount $1,766,004, collateralized by various U.S. Government Securities, 0.000%- 4.750%, Market Value plus accrued interest $1,801,333, due 12/11/25-11/15/55)	1,765,399	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,659,475 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 11/30/2025, 4.090%, due 12/01/2025 (Repurchase Amount $1,660,033, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,692,665, due 11/15/34-12/01/55)	$1,659,475	0.2
1,659,475 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 11/30/2025, 4.090%, due 12/01/2025 (Repurchase Amount $1,660,033, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $1,692,664, due 05/01/42-11/01/54)	1,659,475	0.2
444,423 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 11/30/2025, 4.090%, due 12/01/2025 (Repurchase Amount $444,572, collateralized by various U.S. Government Securities, 0.375%-4.875%, Market Value plus accrued interest $453,311, due 12/31/25-05/15/55)	444,423	0.1

See Accompanying Notes to Financial Statements.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,087,651 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/2025, 4.080%, due 12/01/2025 (Repurchase Amount $1,088,016, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,109,404, due 07/31/30-01/01/55)	$1,087,651	0.2
	Total Repurchase Agreements (Cost $6,616,423)	6,616,423	1.0

	Time Deposits: 0.1%
110,000 (3)	Canadian Imperial Bank of Commerce, 3.880%, 12/01/2025	110,000	0.0
120,000 (3)	DNB Bank ASA, 3.860%, 12/01/2025	120,000	0.0
130,000 (3)	Landesbank Hessen Thueringen Girozentrale, 3.890%, 12/01/2025	130,000	0.0
130,000 (3)	Mizuho Bank Ltd., 3.880%, 12/01/2025	130,000	0.0
110,000 (3)	NRW Bank, 3.900%, 12/01/2025	110,000	0.0
170,000 (3)	Royal Bank of Canada, 3.900%, 12/01/2025	170,000	0.1
	Total Time Deposits (Cost $770,000)	770,000	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
5,561,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $5,561,000)	$5,561,000	0.8

	Total Short-Term Investments (Cost $12,947,423)	12,947,423	1.9

	Total Investments in Securities (Cost $620,971,670)	$697,996,972	101.2
	Liabilities in Excess of Other Assets	(8,081,904)	(1.2)
	Net Assets	$689,915,068	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2025.

See Accompanying Notes to Financial Statements.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$685,049,549	$—	$—	$685,049,549
Short-Term Investments	5,561,000	7,386,423	—	12,947,423
Total Investments, at fair value	$690,610,549	$7,386,423	$—	$697,996,972

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $624,321,506.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$116,221,584
Gross Unrealized Depreciation	(42,546,118)
Net Unrealized Appreciation	$73,675,466

See Accompanying Notes to Financial Statements.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Communication Services: 0.8%
304 (1)	Charter Communications, Inc. - Class A	$60,837	0.0
932	Electronic Arts, Inc.	188,292	0.1
1,789	Fox Corp. - Class A	117,180	0.1
1,207	Fox Corp. - Class B	70,320	0.1
6,485 (1)	Liberty Global Ltd. - Class A	73,994	0.1
5,348 (1)	Liberty Global Ltd. - Class C	61,395	0.0
2,319	Millicom International Cellular SA	123,069	0.1
1,482	New York Times Co. - Class A	95,589	0.1
1,634	News Corp. - Class A	41,961	0.0
589	Nexstar Media Group, Inc.	113,170	0.1
2,257	Omnicom Group, Inc.	161,625	0.1
		1,107,432	0.8

	Consumer Discretionary: 11.1%
1,280 (1)	Aptiv PLC	99,264	0.1
3,676	Aramark	136,637	0.1
300 (1)	AutoZone, Inc.	1,186,299	0.8
1,385	Best Buy Co., Inc.	109,803	0.1
35,459	BorgWarner, Inc.	1,526,865	1.1
1,651	Boyd Gaming Corp.	137,528	0.1
313 (1)	Bright Horizons Family Solutions, Inc.	32,164	0.0
610	D.R. Horton, Inc.	96,996	0.1
90	Domino’s Pizza, Inc.	37,767	0.0
3,596	eBay, Inc.	297,713	0.2
8,550	Expedia Group, Inc.	2,186,149	1.5
4,914	Ford Motor Co.	65,258	0.0
632	Garmin Ltd.	123,442	0.1
568	Genuine Parts Co.	74,067	0.1
428 (1)	Grand Canyon Education, Inc.	67,513	0.0
2,131	H&R Block, Inc.	89,758	0.1
713	Hasbro, Inc.	58,894	0.0
2,750	Hilton Worldwide Holdings, Inc.	783,832	0.6
516	Lear Corp.	55,398	0.0
523	Lennar Corp. - Class A	68,670	0.0
130	Lithia Motors, Inc.	41,449	0.0
3,637	LKQ Corp.	107,982	0.1
7,350	Lowe’s Cos., Inc.	1,782,228	1.3
5,668 (1)	Mattel, Inc.	119,708	0.1
23 (1)	NVR, Inc.	172,668	0.1
6,900	Penske Automotive Group, Inc.	1,115,868	0.8
178	Pool Corp.	43,361	0.0
1,724	PulteGroup, Inc.	219,276	0.2
599	Ralph Lauren Corp.	220,031	0.2
624	Ross Stores, Inc.	110,049	0.1
845	Service Corp. International	67,118	0.0
5,350	Texas Roadhouse, Inc.	937,587	0.7
806	Toll Brothers, Inc.	112,703	0.1
3,075 (1)	TopBuild Corp.	1,391,437	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
21,400	Tractor Supply Co.	$1,172,292	0.8
222 (1)	Ulta Beauty, Inc.	119,620	0.1
3,083	Williams-Sonoma, Inc.	554,971	0.4
549	Yum! Brands, Inc.	84,112	0.1
		15,606,477	11.1

	Consumer Staples: 7.4%
7,220	Albertsons Cos., Inc. - Class A	132,343	0.1
23,444	Archer-Daniels- Midland Co.	1,423,989	1.0
860 (1)	BellRing Brands, Inc.	26,565	0.0
2,092 (1)	BJ’s Wholesale Club Holdings, Inc.	186,669	0.1
3,056	Casey’s General Stores, Inc.	1,743,326	1.2
563	Church & Dwight Co., Inc.	47,945	0.0
359	Clorox Co.	38,750	0.0
536	Coca-Cola Consolidated, Inc.	87,341	0.1
2,905	Conagra Brands, Inc.	51,854	0.0
550	Dollar General Corp.	60,220	0.1
12,375	Estee Lauder Cos., Inc. - Class A	1,164,116	0.8
1,871	General Mills, Inc.	88,592	0.1
604	Hershey Co.	113,600	0.1
2,356	Hormel Foods Corp.	54,683	0.0
2,723	Ingredion, Inc.	292,831	0.2
2,164	Kellogg Co.	180,997	0.1
4,988	Kenvue, Inc.	86,542	0.1
2,279	Kraft Heinz Co.	58,137	0.0
4,761	Kroger Co.	320,320	0.2
1,036 (1)	Maplebear, Inc.	43,522	0.0
1,211	McCormick & Co., Inc.	81,718	0.1
3,325	Molson Coors Beverage Co. - Class B	154,646	0.1
21,438 (1)	Performance Food Group Co.	2,080,987	1.5
1,599	Pilgrim’s Pride Corp.	60,826	0.1
956 (1)	Post Holdings, Inc.	99,453	0.1
663	Sysco Corp.	50,521	0.0
2,933	Tyson Foods, Inc. - Class A	170,261	0.1
20,578 (1)	US Foods Holding Corp.	1,618,871	1.2
		10,519,625	7.4

	Energy: 5.1%
2,670	Antero Midstream Corp.	48,087	0.0
35,302	Baker Hughes Co.	1,772,160	1.3
7,500	Chesapeake Energy Corp.	914,475	0.7
9,700	Chord Energy Corp.	910,442	0.6
64,890	Coterra Energy, Inc.	1,741,648	1.2
39,250	Devon Energy Corp.	1,454,605	1.0
421	DT Midstream, Inc.	51,135	0.0
2,144	Kinder Morgan, Inc.	58,574	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
572	Marathon Petroleum Corp.	$110,814	0.1
361	Phillips 66	49,442	0.0
1,468	TechnipFMC PLC	66,442	0.1
377	Valero Energy Corp.	66,638	0.1
		7,244,462	5.1

	Financials: 15.0%
591	Affiliated Managers Group, Inc.	158,879	0.1
1,411	Allstate Corp.	300,515	0.2
13,578	American Financial Group, Inc.	1,869,962	1.3
3,466	Annaly Capital Management, Inc.	79,025	0.1
2,424 (1)	Arch Capital Group Ltd.	227,662	0.2
536	Assurant, Inc.	122,294	0.1
2,250	Axis Capital Holdings Ltd.	230,040	0.2
472	Bank of New York Mellon Corp.	52,911	0.0
889	Bank OZK	40,912	0.0
885	Brown & Brown, Inc.	71,181	0.1
883	Cboe Global Markets, Inc.	227,964	0.2
2,606	Cincinnati Financial Corp.	436,740	0.3
650	Commerce Bancshares, Inc.	35,041	0.0
302	Cullen/Frost Bankers, Inc.	37,363	0.0
513	East West Bancorp, Inc.	54,737	0.0
550 (1)	Euronet Worldwide, Inc.	40,749	0.0
563	Evercore, Inc. - Class A	180,199	0.1
204	Everest Re Group Ltd.	64,115	0.1
276	FactSet Research Systems, Inc.	76,527	0.1
26,525	Fidelity National Financial, Inc.	1,576,381	1.1
969	Fidelity National Information Services, Inc.	63,731	0.0
1,064	Fifth Third Bancorp	46,241	0.0
788	Global Payments, Inc.	59,699	0.0
1,582	Globe Life, Inc.	213,143	0.2
713	Hanover Insurance Group, Inc.	132,297	0.1
15,737	Hartford Financial Services Group, Inc.	2,156,441	1.5
644	Houlihan Lokey, Inc.	112,958	0.1
102,183	Huntington Bancshares, Inc.	1,665,583	1.2
632	Jack Henry & Associates, Inc.	110,271	0.1
2,383	Janus Henderson Group PLC	104,161	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,998	Lazard, Inc.	$100,899	0.1
1,028	Loews Corp.	110,890	0.1
350	M&T Bank Corp.	66,577	0.1
112 (1)	Markel Corp.	233,009	0.2
290	MarketAxess Holdings, Inc.	47,528	0.0
9,596	MGIC Investment Corp.	272,047	0.2
88	MSCI, Inc.	49,607	0.0
611	Nasdaq, Inc.	55,552	0.0
531	Northern Trust Corp.	69,742	0.1
40,284	Old Republic International Corp.	1,857,092	1.3
716	OneMain Holdings, Inc.	44,413	0.0
206	Primerica, Inc.	53,008	0.0
6,801	Principal Financial Group, Inc.	576,861	0.4
11,251	Raymond James Financial, Inc.	1,761,232	1.3
2,319	Regions Financial Corp.	59,019	0.0
206	Reinsurance Group of America, Inc.	39,113	0.0
734	RenaissanceRe Holdings Ltd.	191,699	0.1
1,125	RLI Corp.	69,367	0.1
2,321	SEI Investments Co.	187,676	0.1
480	Stifel Financial Corp.	58,560	0.0
5,685	Synchrony Financial	439,792	0.3
1,269	T. Rowe Price Group, Inc.	129,920	0.1
745	Tradeweb Markets, Inc. - Class A	81,101	0.1
37,800	Truist Financial Corp.	1,757,700	1.2
2,326	Unum Group	176,706	0.1
2,943	W.R. Berkley Corp.	228,642	0.2
5,925	Willis Towers Watson PLC	1,901,925	1.4
		21,167,399	15.0

	Health Care: 8.0%
354	Agilent Technologies, Inc.	54,339	0.0
2,608	Cardinal Health, Inc.	553,574	0.4
1,693 (1)	Centene Corp.	66,603	0.1
166	Chemed Corp.	72,906	0.1
1,322	Encompass Health Corp.	153,643	0.1
648	GE HealthCare Technologies, Inc.	51,834	0.0
2,046 (1)	Henry Schein, Inc.	152,570	0.1
26,550 (1)	Hologic, Inc.	1,990,453	1.4
239	Humana, Inc.	58,739	0.0
6,775 (1)	IQVIA Holdings, Inc.	1,558,318	1.1
725 (1)	Jazz Pharmaceuticals PLC	127,984	0.1
8,350	Labcorp Holdings, Inc.	2,244,313	1.6
6,311 (1)	Molina Healthcare, Inc.	935,669	0.7
1,047	QIAGEN N.V.	49,994	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,370	Quest Diagnostics, Inc.	$1,961,797	1.4
371	ResMed, Inc.	94,913	0.1
7,004	Royalty Pharma PLC - Class A	280,300	0.2
1,793 (1)	Solventum Corp.	152,871	0.1
484	STERIS PLC	128,879	0.1
424 (1)	Tenet Healthcare Corp.	91,940	0.1
373 (1)	United Therapeutics Corp.	181,278	0.1
843	Universal Health Services, Inc. - Class B	205,380	0.2
596	Zimmer Biomet Holdings, Inc.	58,122	0.0
		11,226,419	8.0

	Industrials: 18.6%
936	A.O. Smith Corp.	61,757	0.0
376	Acuity Brands, Inc.	137,774	0.1
1,689	AECOM	174,187	0.1
9,675	AGCO Corp.	1,025,163	0.7
715	Air Lease Corp.	45,710	0.0
992 (1)	Alaska Air Group, Inc.	42,517	0.0
976	Allegion PLC	162,045	0.1
1,652	Allison Transmission Holdings, Inc.	146,466	0.1
634	AMETEK, Inc.	125,462	0.1
446	Applied Industrial Technologies, Inc.	115,434	0.1
393	Armstrong World Industries, Inc.	74,568	0.1
7,075 (1)	Builders FirstSource, Inc.	794,027	0.6
457	BWX Technologies, Inc.	81,748	0.1
237 (1)	CACI International, Inc. - Class A	146,253	0.1
313	Carlisle Cos., Inc.	99,556	0.1
13,550	Carrier Global Corp.	743,624	0.5
1,748	CH Robinson Worldwide, Inc.	277,705	0.2
261 (1)	Clean Harbors, Inc.	59,393	0.0
4,014	CNH Industrial NV	37,852	0.0
391	Crane Co.	71,651	0.1
50,000	CSX Corp.	1,768,000	1.3
578	Cummins, Inc.	287,832	0.2
270	Curtiss-Wright Corp.	152,358	0.1
2,313	Delta Air Lines, Inc.	148,263	0.1
1,496	Donaldson Co., Inc.	134,490	0.1
723	Dover Corp.	133,957	0.1
338	EMCOR Group, Inc.	207,894	0.2
146	Equifax, Inc.	31,006	0.0
371	Esab Corp.	41,641	0.0
1,168	Expeditors International of Washington, Inc.	171,579	0.1
315	Ferguson Enterprises, Inc.	79,276	0.1
1,035	Flowserve Corp.	73,847	0.1
861	Fortive Corp.	46,046	0.0
6,400 (1)	FTI Consulting, Inc.	1,044,160	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,529 (1)	Gates Industrial Corp. PLC	$57,560	0.0
4,805	Genpact Ltd.	211,708	0.2
1,279	Graco, Inc.	105,441	0.1
3,367	Hubbell, Inc.	1,452,625	1.0
210	IDEX Corp.	36,525	0.0
821	ITT, Inc.	151,195	0.1
1,431	Jacobs Solutions, Inc.	192,913	0.1
812	JB Hunt Transport Services, Inc.	141,256	0.1
525 (1)	Kirby Corp.	59,598	0.0
29,787	Knight-Swift Transportation Holdings, Inc.	1,364,245	1.0
5,319	L3Harris Technologies, Inc.	1,482,352	1.1
6,875	Landstar System, Inc.	899,525	0.6
1,241	Leidos Holdings, Inc.	237,155	0.2
8,417	Lincoln Electric Holdings, Inc.	2,015,282	1.4
2,405	Masco Corp.	156,012	0.1
319 (1)	MasTec, Inc.	68,228	0.1
6,410 (1)	Middleby Corp.	757,662	0.5
1,121	MSC Industrial Direct Co., Inc. - Class A	99,724	0.1
2,511	Mueller Industries, Inc.	275,884	0.2
326	Old Dominion Freight Line, Inc.	44,105	0.0
970	Oshkosh Corp.	124,335	0.1
890	Otis Worldwide Corp.	79,077	0.1
528	Paychex, Inc.	58,972	0.0
1,249	Pentair PLC	131,445	0.1
665	RB Global, Inc.	65,303	0.1
7,425	Regal Rexnord Corp.	1,083,976	0.8
4,900	Republic Services, Inc.	1,063,594	0.8
119	Rockwell Automation, Inc.	47,107	0.0
950	Ryder System, Inc.	164,550	0.1
781	Science Applications International Corp.	67,330	0.1
279	Simpson Manufacturing Co., Inc.	46,699	0.0
918	Snap-on, Inc.	312,166	0.2
1,525	Southwest Airlines Co.	53,085	0.0
1,059	SS&C Technologies Holdings, Inc.	91,010	0.1
22,700 (1)	Standardaero, Inc.	592,924	0.4
13,269	Textron, Inc.	1,103,450	0.8
601	Toro Co.	41,914	0.0
1,164 (1)	United Airlines Holdings, Inc.	118,681	0.1
87	United Rentals, Inc.	70,921	0.1
408	Valmont Industries, Inc.	168,492	0.1
125	Verisk Analytics, Inc.	28,134	0.0
187	Watsco, Inc.	64,777	0.0
725	Westinghouse Air Brake Technologies Corp.	151,199	0.1
370	Woodward, Inc.	111,011	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
12,964	Xylem, Inc.	$1,823,646	1.3
		26,216,034	18.6

	Information Technology: 8.7%
10,407 (1)	Akamai Technologies, Inc.	931,635	0.7
2,369	Amdocs Ltd.	181,181	0.1
7,050 (1)	Check Point Software Technologies Ltd.	1,316,728	0.9
2,798	Cognizant Technology Solutions Corp. - Class A	217,433	0.2
1,177	Corning, Inc.	99,103	0.1
3,343 (1)	Dropbox, Inc. - Class A	99,889	0.1
678 (1)	F5, Inc.	162,150	0.1
4,856 (1)	Flex Ltd.	287,038	0.2
1,587	Gen Digital, Inc.	41,849	0.0
3,476	Hewlett Packard Enterprise Co.	76,020	0.0
2,307	HP, Inc.	56,337	0.0
601	Jabil, Inc.	126,637	0.1
10,277 (1)	Keysight Technologies, Inc.	2,034,332	1.4
26,350	Microchip Technology, Inc.	1,411,833	1.0
12,425	MKS Instruments, Inc.	1,943,146	1.4
287	Ralliant Corp.	14,169	0.0
659	TD SYNNEX Corp.	100,484	0.1
266 (1)	Teledyne Technologies, Inc.	132,872	0.1
24,633 (1)	Trimble, Inc.	2,005,619	1.4
647	VeriSign, Inc.	163,038	0.1
3,754 (1)	Zebra Technologies Corp. - Class A	948,824	0.7
		12,350,317	8.7

	Materials: 9.3%
6,560	Amcor PLC	55,891	0.1
12,143	AptarGroup, Inc.	1,514,839	1.1
266	Avery Dennison Corp.	45,850	0.0
18,629	CF Industries Holdings, Inc.	1,466,102	1.0
1,875	Corteva, Inc.	126,506	0.1
17,456	Crown Holdings, Inc.	1,690,264	1.2
312	Eagle Materials, Inc.	69,801	0.1
771	Eastman Chemical Co.	47,864	0.0
5,825	Franco-Nevada Corp.	1,222,318	0.9
1,966	International Paper Co.	77,618	0.1
597	Louisiana-Pacific Corp.	48,960	0.0
1,101	Mosaic Co.	26,964	0.0
60	NewMarket Corp.	45,812	0.0
11,068	Packaging Corp. of America	2,258,647	1.6
413	PPG Industries, Inc.	41,317	0.0
842	Reliance Steel & Aluminum Co.	235,187	0.2
743	Royal Gold, Inc.	151,453	0.1
16,623	RPM International, Inc.	1,782,817	1.3
990	Silgan Holdings, Inc.	39,244	0.0
9,528	Steel Dynamics, Inc.	1,599,084	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
8,400	Westlake Corp.	$561,204	0.4
		13,107,742	9.3

	Real Estate: 6.3%
1,119	American Homes 4 Rent - Class A	35,942	0.0
387	AvalonBay Communities, Inc.	70,411	0.1
2,482	Brixmor Property Group, Inc.	64,880	0.0
12,600	Camden Property Trust	1,339,884	0.9
1,015 (1)	CBRE Group, Inc. - Class A	164,257	0.1
1,569	CubeSmart	58,414	0.0
267	EastGroup Properties, Inc.	48,375	0.0
30,913	Equity LifeStyle Properties, Inc.	1,943,500	1.4
1,295	Equity Residential	79,966	0.1
328	Essex Property Trust, Inc.	86,467	0.1
1,270	First Industrial Realty Trust, Inc.	72,695	0.1
3,378	Gaming and Leisure Properties, Inc.	147,044	0.1
3,895	Host Hotels & Resorts, Inc.	68,669	0.0
280 (1)	Jones Lang LaSalle, Inc.	91,193	0.1
15,025	Lamar Advertising Co. - Class A	1,989,160	1.4
611	Mid-America Apartment Communities, Inc.	83,029	0.1
45,577	National Retail Properties, Inc.	1,884,609	1.3
2,178	Omega Healthcare Investors, Inc.	100,014	0.1
1,948	Rayonier, Inc.	43,265	0.0
792	Regency Centers Corp.	56,359	0.0
550	SBA Communications Corp.	106,849	0.1
548	Simon Property Group, Inc.	102,103	0.1
6,645	VICI Properties, Inc.	191,509	0.1
1,239	WP Carey, Inc.	83,471	0.1
		8,912,065	6.3

	Utilities: 7.3%
40,616	Alliant Energy Corp.	2,821,594	2.0
2,061	Ameren Corp.	219,187	0.2
12,572	American Water Works Co., Inc.	1,635,240	1.2
985	Atmos Energy Corp.	173,724	0.1
1,445	Brookfield Renewable Corp.	59,953	0.0
3,210	CenterPoint Energy, Inc.	128,336	0.1
28,674	CMS Energy Corp.	2,163,167	1.5

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
1,405	Consolidated Edison, Inc.	$141,006	0.1
1,493	DTE Energy Co.	204,586	0.1
1,589	Edison International	93,576	0.1
2,494	Entergy Corp.	243,215	0.2
1,794	Essential Utilities, Inc.	71,024	0.0
3,232	Evergy, Inc.	250,965	0.2
1,534	Eversource Energy	103,054	0.1
4,548	Exelon Corp.	214,302	0.1
2,494	FirstEnergy Corp.	119,014	0.1
796	IDACORP, Inc.	104,897	0.1
1,929	National Fuel Gas Co.	159,046	0.1
3,042	NiSource, Inc.	134,243	0.1
3,184	OGE Energy Corp.	145,764	0.1
6,748	PG&E Corp.	108,778	0.1
2,056	Pinnacle West Capital Corp.	186,808	0.1
4,358	PPL Corp.	160,810	0.1
889	Public Service Enterprise Group, Inc.	74,249	0.1
336 (1)	Talen Energy Corp.	132,475	0.1
3,326	UGI Corp.	131,543	0.1
1,632	WEC Energy Group, Inc.	182,898	0.1
2,519	Xcel Energy, Inc.	206,835	0.1
		10,370,289	7.3

	Total Common Stock (Cost $129,955,240)	137,828,261	97.6
EXCHANGE-TRADED FUNDS: 0.1%
1,424	iShares Russell Mid-Cap ETF	138,057	0.1
	Total Exchange-Traded Funds (Cost $138,518)	138,057	0.1
OTHER: —%
	Communication Services: —%
1,308 (2)(3)(4)	GCI Liberty, Inc. - Class A	—	—

	Total Other (Cost $—)	—	—

	Total Long-Term Investments (Cost $130,093,758)	137,966,318	97.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
2,945,048 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $2,945,048)	$2,945,048	2.1
	Total Short-Term Investments (Cost $2,945,048)	$2,945,048	2.1

	Total Investments in Securities (Cost $133,038,806)	$140,911,366	99.8
	Assets in Excess of Other Liabilities	251,775	0.2
	Net Assets	$141,163,141	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Represents an escrow position for future entitlements, if any, on the stock. The escrow position was received as part of a settlement agreement. These holdings are non-income producing.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of November 30, 2025, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of November 30, 2025.

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$137,828,261	$—	$—	$137,828,261
Exchange-Traded Funds	138,057	—	—	138,057
Short-Term Investments	2,945,048	—	—	2,945,048
Total Investments, at fair value	$140,911,366	$—	$—	$140,911,366

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2025, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $134,056,392.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,174,217
Gross Unrealized Depreciation	(5,319,243)
Net Unrealized Appreciation	$6,854,974

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.1%
	Consumer Discretionary: 8.1%
901,212 (1)	Arhaus, Inc.	$9,318,532	0.6
301,439 (1)	Dutch Bros, Inc. - Class A	17,667,340	1.1
161,878 (1)	Five Below, Inc.	26,692,064	1.6
688,801 (1)	Genius Sports Ltd.	6,936,226	0.4
620,649 (1)	Life Time Group Holdings, Inc.	17,328,520	1.0
104,358 (1)	Modine Manufacturing Co.	16,919,563	1.0
91,656 (1)	Ollie’s Bargain Outlet Holdings, Inc.	11,283,770	0.7
159,898 (1)	Skyline Champion Corp.	13,725,644	0.8
58,114	Wingstop, Inc.	15,384,519	0.9
		135,256,178	8.1

	Consumer Staples: 2.1%
534,699 (1)	Celsius Holdings, Inc.	21,890,577	1.3
159,445 (1)	e.l.f. Beauty, Inc.	12,144,926	0.8
		34,035,503	2.1

	Energy: 2.6%
14,607 (1)	Centrus Energy Corp. - Class A	3,787,595	0.2
562,369	Northern Oil and Gas, Inc.	12,591,442	0.8
401,903	Solaris Oilfield Infrastructure, Inc. - Class A	19,247,134	1.2
588,184 (1)	Uranium Energy Corp.	7,217,018	0.4
		42,843,189	2.6

	Financials: 8.5%
59,989 (1)	Dave, Inc.	13,093,199	0.8
346,479	Glacier Bancorp, Inc.	14,656,062	0.9
78,374	HCI Group, Inc.	13,930,978	0.8
264,949	Moelis & Co. - Class A	17,001,777	1.0
139,794 (1)	Palomar Holdings, Inc.	17,363,813	1.0
72,289	Piper Sandler Cos.	24,281,875	1.5
307,266	StepStone Group, Inc. - Class A	19,406,921	1.2
256,199	Western Alliance Bancorp	20,887,904	1.3
		140,622,529	8.5

	Health Care: 26.5%
307,204 (1)	ACADIA Pharmaceuticals, Inc.	7,692,388	0.5
276,290 (1)	Adaptive Biotechnologies Corp.	5,431,861	0.3
146,345 (1)	Addus HomeCare Corp.	17,590,669	1.1
662,781 (1)	ADMA Biologics, Inc.	12,712,140	0.8
1,822,087 (1)	Alignment Healthcare, Inc.	35,002,291	2.1
241,974 (1)	Alkermes PLC	7,157,591	0.4
86,135 (1)	Arcellx, Inc.	6,262,876	0.4
172,782 (1)	Arrowhead Pharmaceuticals, Inc.	9,105,611	0.5
413,891 (1)	AtriCure, Inc.	14,949,743	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
70,850 (1)	Axsome Therapeutics, Inc.	$10,733,775	0.6
294,531 (1)	BioLife Solutions, Inc.	7,805,072	0.5
259,066 (1)	Bridgebio Pharma, Inc.	18,655,343	1.1
675,858 (1)	BrightSpring Health Services, Inc.	24,439,025	1.5
301,892 (1)	Catalyst Pharmaceuticals, Inc.	7,067,292	0.4
39,982 (1)	Celcuity, Inc.	4,043,780	0.2
157,027 (1)	Crinetics Pharmaceuticals, Inc.	7,154,150	0.4
41,457 (1)	GeneDx Holdings Corp.	6,921,246	0.4
104,329 (1)	Glaukos Corp.	11,089,129	0.7
122,141 (1)	Guardant Health, Inc.	13,242,527	0.8
67,568 (1)	ICON PLC	12,500,080	0.7
52,941 (1)	Krystal Biotech, Inc.	11,541,138	0.7
29,533 (1)	Madrigal Pharmaceuticals, Inc.	17,630,610	1.1
248,685 (1)	Merit Medical Systems, Inc.	21,533,634	1.3
78,752 (1)	Nuvalent, Inc. - Class A	8,611,531	0.5
60,587 (1)	Penumbra, Inc.	17,762,291	1.1
175,955 (1)	Protagonist Therapeutics, Inc.	15,835,950	1.0
154,334 (1)	PTC Therapeutics, Inc.	13,271,181	0.8
251,847 (1)	RadNet, Inc.	20,850,413	1.3
147,805 (1)	Repligen Corp.	25,277,611	1.5
119,332 (1)	Rhythm Pharmaceuticals, Inc.	13,017,928	0.8
277,937 (1)	Scholar Rock Holding Corp.	12,245,904	0.7
204,960 (1)	TG Therapeutics, Inc.	6,816,970	0.4
454,105 (1)	Waystar Holding Corp.	16,761,016	1.0
		440,712,766	26.5

	Industrials: 25.2%
135,063	AAON, Inc.	12,625,689	0.8
41,669 (1)	AeroVironment, Inc.	11,644,819	0.7
258,738 (1)	Bloom Energy Corp. - Class A	28,264,539	1.7
404,029 (1)	Casella Waste Systems, Inc. - Class A	38,944,355	2.3
100,439 (1)	Construction Partners, Inc. - Class A	10,947,851	0.7
60,248 (1)	Dycom Industries, Inc.	21,781,459	1.3
293,587	Granite Construction, Inc.	31,569,410	1.9
213,305	Helios Technologies, Inc.	11,516,337	0.7
179,513	Herc Holdings, Inc.	24,103,210	1.4
161,398	John Bean Technologies Corp.	22,681,261	1.4
174,957 (1)	Kratos Defense & Security Solutions, Inc.	13,314,228	0.8
211,271 (1)	Loar Holdings, Inc.	14,461,500	0.9
131,122	Maximus, Inc.	11,288,293	0.7
264,363 (1)	Mercury Systems, Inc.	18,476,330	1.1
178,717 (1)	Nextracker, Inc. - Class A	16,374,052	1.0

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,282,301 (1)	QXO, Inc.	$24,017,498	1.4
44,915 (1)	Saia, Inc.	12,646,267	0.8
151,945 (1)	SiteOne Landscape Supply, Inc.	20,403,175	1.2
116,755 (1)	SPX Technologies, Inc.	25,106,995	1.5
118,408	Standex International Corp.	29,028,905	1.7
108,340	VSE Corp.	19,521,785	1.2
		418,717,958	25.2

	Information Technology: 22.1%
441,140 (1)	ACI Worldwide, Inc.	20,671,820	1.2
123,708 (1)	Agilysys, Inc.	15,211,136	0.9
558,320 (1)	Allegro MicroSystems, Inc.	14,901,561	0.9
640,224 (1)	Applied Digital Corp.	17,350,070	1.0
316,329	Cognex Corp.	12,052,135	0.7
154,335 (1)	Credo Technology Group Holding Ltd.	27,409,896	1.7
39,272 (1)	Fabrinet	18,041,949	1.1
324,811 (1)	FormFactor, Inc.	17,871,101	1.1
221,951 (1)	JFrog Ltd.	13,534,572	0.8
76,135 (1)	Lumentum Holdings, Inc.	24,756,057	1.5
495,854 (1)	Mirion Technologies, Inc.	12,902,121	0.8
351,392 (1)	Netskope, Inc. - Class A	6,458,585	0.4
217,747 (1)	Onto Innovation, Inc.	31,172,660	1.9
218,996 (1)	Procore Technologies, Inc.	16,218,844	1.0
257,031 (1)	Rambus, Inc.	24,564,453	1.5
75,989 (1)	Sanmina Corp.	11,866,822	0.7
131,491 (1)	ServiceTitan, Inc. - Class A	11,750,036	0.7
78,450 (1)	SiTime Corp.	23,354,565	1.4
340,463 (1)	Tower Semiconductor Ltd.	36,807,455	2.2
397,097 (1)	Unusual Machines, Inc.	3,474,599	0.2
218,125 (1)	Varonis Systems, Inc.	7,213,394	0.4
		367,583,831	22.1

	Materials: 1.0%
648,745	Element Solutions, Inc.	16,815,470	1.0

	Real Estate: 1.0%
106,855	FirstService Corp.	16,760,207	1.0
	Total Common Stock (Cost $1,293,853,079)	1,613,347,631	97.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Mutual Funds: 3.1%
51,472,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $51,472,000)	$51,472,000	3.1
	Total Short-Term Investments (Cost $51,472,000)	$51,472,000	3.1

	Total Investments in Securities (Cost $1,345,325,079)	$1,664,819,631	100.2
	Liabilities in Excess of Other Assets	(4,048,076)	(0.2)
	Net Assets	$1,660,771,555	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2025.

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$1,613,347,631	$—	$—	$1,613,347,631
Short-Term Investments	51,472,000	—	—	51,472,000
Total Investments, at fair value	$1,664,819,631	$—	$—	$1,664,819,631

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,357,212,360.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$349,633,198
Gross Unrealized Depreciation	(42,026,333)
Net Unrealized Appreciation	$307,606,865

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, and Voya Small Cap Growth Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund, and Victory Capital Management Inc., a sub-adviser to Voya Multi-Manager Mid Cap Value Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub- Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. With respect to the Voya Multi-Manager Mid Cap Value Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub- Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Adviser that is not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Fund’s more recent performance, asset levels, and asset flows. Each Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Large-Cap Growth Fund

In considering whether to approve the renewal of the Contracts for Voya Large-Cap Growth Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year, three-year, and ten-year periods, the fourth quintile for the five-year period, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya Large Cap Value Fund

In considering whether to approve the renewal of the Contracts for Voya Large Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year and five-year periods and the second quintile for the year-to-date and ten-year periods; and (2) the Fund outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya MidCap Opportunities Fund

In considering whether to approve the renewal of the Contracts for Voya MidCap Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the three-year and five-year periods and the third quintile for the year-to-date, one-year, and ten-year periods; and (2) the Fund underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fourth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account that, as a result of the Board’s request during the 2025 annual contract renewal cycle, lower expense limits were implemented for the Fund, effective January 2, 2026.

Voya Multi-Manager Mid Cap Value Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Mid Cap Value Fund, the

Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date period and the fourth quintile for the one-year, three-year, five-year, and ten-year periods; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya Small Cap Growth Fund

In considering whether to approve the renewal of the Contracts for Voya Small Cap Growth Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year and ten-year periods, the second quintile for the three-year period, the third quintile for the one-year period, and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2026.

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Distributor	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163058 (1125)

Semi-Annual Financial Statements and Other Information

November 30, 2025

Classes A, C, I, R, R6 and W

Domestic Equity and Growth Funds

■	Voya Corporate Leaders® 100 Fund

■	Voya MI Dynamic Small Cap Fund (Formerly, Voya Small Company Fund)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya MI Dynamic Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$1,256,327,820	$167,432,635
Short-term investments at fair value†	18,385,000	5,355,386
Cash	58,079	21,822
Cash collateral for futures contracts	1,208,928	–
Receivables:
Fund shares sold	522,697	48,602
Dividends	2,165,070	105,636
Interest	226	99
Foreign tax reclaims	–	13,861
Variation margin on futures contracts	85,050	–
Prepaid expenses	85,398	68,542
Reimbursement due from Investment Adviser	70,295	14,195
Other assets	64,414	30,776
Total assets	1,278,972,977	173,091,554

LIABILITIES:
Payable for fund shares redeemed	683,966	41,798
Payable upon receipt of securities loaned	–	5,059,386
Payable for investment management fees	472,412	100,035
Payable for distribution and shareholder service fees	186,735	6,708
Payable to trustees under the deferred compensation plan (Note 6)	64,414	30,776
Payable for trustee fees	2,983	416
Other accrued expenses and liabilities	321,919	79,404
Total liabilities	1,732,429	5,318,523
NET ASSETS	$1,277,240,548	$167,773,031

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$641,440,392	$162,258,938
Total distributable earnings	635,800,156	5,514,093
NET ASSETS	$1,277,240,548	$167,773,031

+ Including securities loaned at value	$—	$4,907,902
* Cost of investments in securities	$701,800,219	$178,237,760
† Cost of short-term investments	$18,385,000	$5,355,386

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited) (continued)

	Voya Corporate Leaders® 100 Fund	Voya MI Dynamic Small Cap Fund
Class A
Net assets	$614,697,002	$30,662,278
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	22,006,036	2,677,935
Net asset value and redemption price per share†	$27.93	$11.45
Maximum offering price per share (5.75%)(1)	$29.63	$12.15

Class C
Net assets	$36,913,582	$688,523
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	1,332,465	110,851
Net asset value and redemption price per share†	$27.70	$6.21

Class I
Net assets	$489,427,197	$53,563,436
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	17,452,532	3,340,644
Net asset value and redemption price per share	$28.04	$16.03

Class R
Net assets	$99,750,640	$106,117
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,616,783	9,320
Net asset value and redemption price per share	$27.58	$11.39

Class R6
Net assets	$21,062,808	$57,741,546
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	750,501	3,584,203
Net asset value and redemption price per share	$28.06	$16.11

Class W
Net assets	$15,389,319	$25,011,131
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	546,269	1,561,148
Net asset value and redemption price per share	$28.17	$16.02

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended November 30, 2025 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya MI Dynamic Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,561,324	$1,634,020
Interest	19,688	831
Securities lending income, net	4	24,098
Other	2,731	391
Total investment income	12,583,747	1,659,340

EXPENSES:
Investment management fees	2,768,052	625,985
Distribution and shareholder service fees:
Class A	730,776	37,681
Class C	181,545	3,409
Class R	240,602	248
Transfer agent fees:
Class A	249,155	20,867
Class C	15,462	471
Class I	217,096	42,828
Class R	41,010	69
Class R6	251	123
Class W	6,155	17,250
Shareholder reporting expense	29,047	9,242
Registration fees	66,699	42,380
Professional fees	55,481	10,481
Custody and accounting expense	36,476	17,035
Trustee fees	14,915	2,081
Licensing fee (Note 7)	98,646	—
Miscellaneous expense	46,842	13,028
Interest expense	—	110
Total expenses	4,798,210	843,288
Waived and reimbursed fees	(472,040)	(63,232)
Net expenses	4,326,170	780,056
Net investment income	8,257,577	879,284

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	50,924,021	5,432,144
Futures	2,122,058	—
Net realized gain	53,046,079	5,432,144
Net change in unrealized appreciation (depreciation) on:
Investments	69,223,281	16,871,064
Foreign currency related transactions	—	(87)
Futures	(492,034)	—
Net change in unrealized appreciation (depreciation)	68,731,247	16,870,977
Net realized and unrealized gain	121,777,326	22,303,121
Increase in net assets resulting from operations	$130,034,903	$23,182,405

* Foreign taxes withheld	$—	$7,144

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya MI Dynamic Small Cap Fund
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$8,257,577	$16,613,354	$879,284	$1,146,830
Net realized gain	53,046,079	59,786,259	5,432,144	27,181,498
Net change in unrealized appreciation (depreciation)	68,731,247	67,312,677	16,870,977	(15,368,898)
Increase in net assets resulting from operations	130,034,903	143,712,290	23,182,405	12,959,430

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(34,348,830)	—	(4,813,088)
Class C	—	(2,360,119)	—	(257,270)
Class I	—	(27,623,470)	—	(6,579,491)
Class R	—	(5,531,205)	—	(12,842)
Class R6	—	(759,732)	—	(6,777,391)
Class W	—	(869,490)	—	(3,029,352)
Total distributions	—	(71,492,846)	—	(21,469,434)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	141,063,317	204,427,163	21,727,416	24,609,236
Reinvestment of distributions	—	65,929,010	—	21,061,252
	141,063,317	270,356,173	21,727,416	45,670,488
Cost of shares redeemed	(95,174,970)	(251,812,418)	(27,030,569)	(94,120,993)
Net increase (decrease) in net assets resulting from capital share transactions	45,888,347	18,543,755	(5,303,153)	(48,450,505)
Net increase (decrease) in net assets	175,923,250	90,763,199	17,879,252	(56,960,509)

NET ASSETS:
Beginning of year or period	1,101,317,298	1,010,554,099	149,893,779	206,854,288
End of year or period	$1,277,240,548	$1,101,317,298	$167,773,031	$149,893,779

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund
Class A
11-30-25+	25.03	0.17	•	2.73	2.90	—	—	—	—	—	27.93	11.59	0.86	0.81	0.81	1.29	614,697	12
05-31-25	23.28	0.36	•	3.06	3.42	0.39	1.28	—	1.67	—	25.03	14.81	0.87	0.81	0.81	1.46	543,411	29
05-31-24	19.79	0.37	•	4.07	4.44	0.34	0.61	—	0.95	—	23.28	22.92	0.86	0.81	0.81	1.70	497,913	24
05-31-23	20.76	0.34	•	(0.21)	0.13	0.33	0.77	—	1.10	—	19.79	0.83	0.92	0.81	0.81	1.70	418,159	29
05-31-22	22.56	0.29	•	(0.31)	(0.02)	0.28	1.50	—	1.78	—	20.76	(0.68)	0.89	0.81	0.81	1.29	428,157	28
05-31-21	19.35	0.31	•	7.79	8.10	0.40	4.49	—	4.89	—	22.56	46.33	0.96	0.81	0.81	1.49	441,976	27
Class C
11-30-25+	24.89	0.10	•	2.71	2.81	—	—	—	—	—	27.70	11.29	1.61	1.32	1.32	0.78	36,914	12
05-31-25	23.15	0.23	•	3.05	3.28	0.26	1.28	—	1.54	—	24.89	14.24	1.62	1.32	1.32	0.95	35,525	29
05-31-24	19.66	0.26	•	4.03	4.29	0.19	0.61	—	0.80	—	23.15	22.26	1.61	1.31	1.31	1.20	39,073	24
05-31-23	20.61	0.23	•	(0.20)	0.03	0.21	0.77	—	0.98	—	19.66	0.31	1.67	1.35	1.35	1.15	47,270	29
05-31-22	22.39	0.17	•	(0.31)	(0.14)	0.14	1.50	—	1.64	—	20.61	(1.19)	1.64	1.34	1.34	0.75	63,022	28
05-31-21	19.21	0.19	•	7.73	7.92	0.25	4.49	—	4.74	—	22.39	45.54	1.71	1.38	1.38	0.92	78,110	27
Class I
11-30-25+	25.09	0.22	•	2.73	2.95	—	—	—	—	—	28.04	11.76	0.62	0.49	0.49	1.61	489,427	12
05-31-25	23.33	0.44	•	3.07	3.51	0.47	1.28	—	1.75	—	25.09	15.17	0.63	0.49	0.49	1.77	408,309	29
05-31-24	19.83	0.44	•	4.07	4.51	0.40	0.61	—	1.01	—	23.33	23.30	0.60	0.49	0.49	2.02	366,733	24
05-31-23	20.80	0.40	•	(0.20)	0.20	0.40	0.77	—	1.17	—	19.83	1.16	0.63	0.49	0.49	2.02	243,883	29
05-31-22	22.60	0.37	•	(0.32)	0.05	0.35	1.50	—	1.85	—	20.80	(0.37)	0.60	0.49	0.49	1.64	308,185	28
05-31-21	19.37	0.38	•	7.80	8.18	0.46	4.49	—	4.95	—	22.60	46.84	0.65	0.49	0.49	1.80	213,638	27
Class R
11-30-25+	24.74	0.14	•	2.70	2.84	—	—	—	—	—	27.58	11.48	1.11	1.07	1.07	1.03	99,751	12
05-31-25	23.04	0.29	•	3.03	3.32	0.34	1.28	—	1.62	—	24.74	14.47	1.12	1.07	1.07	1.20	90,082	29
05-31-24	19.59	0.31	•	4.03	4.34	0.28	0.61	—	0.89	—	23.04	22.63	1.11	1.06	1.06	1.45	81,768	24
05-31-23	20.57	0.28	•	(0.21)	0.07	0.28	0.77	—	1.05	—	19.59	0.54	1.17	1.10	1.10	1.41	65,878	29
05-31-22	22.37	0.23	•	(0.32)	(0.09)	0.21	1.50	—	1.71	—	20.57	(0.98)	1.14	1.09	1.09	1.02	62,865	28
05-31-21	19.21	0.24	•	7.73	7.97	0.32	4.49	—	4.81	—	22.37	45.93	1.21	1.13	1.13	1.17	63,791	27
Class R6
11-30-25+	25.10	0.22	•	2.74	2.96	—	—	—	—	—	28.06	11.79	0.52	0.48	0.48	1.60	21,063	12
05-31-25	23.34	0.44	•	3.08	3.52	0.48	1.28	—	1.76	—	25.10	15.18	0.53	0.48	0.48	1.78	10,881	29
05-31-24	19.84	0.44	•	4.07	4.51	0.40	0.61	—	1.01	—	23.34	23.27	0.54	0.48	0.48	2.00	13,489	24
05-31-23	20.81	0.40	•	(0.20)	0.20	0.40	0.77	—	1.17	—	19.84	1.16	0.56	0.48	0.48	2.03	7,112	29
05-31-22	22.61	0.36	•	(0.31)	0.05	0.35	1.50	—	1.85	—	20.81	(0.36)	0.54	0.48	0.48	1.58	7,323	28
05-31-21	19.38	0.38	•	7.81	8.19	0.47	4.49	—	4.96	—	22.61	46.83	0.56	0.48	0.48	1.82	13,764	27
Class W
11-30-25+	25.21	0.21	•	2.75	2.96	—	—	—	—	—	28.17	11.74	0.61	0.56	0.56	1.54	15,389	12
05-31-25	23.44	0.42	•	3.09	3.51	0.46	1.28	—	1.74	—	25.21	15.07	0.62	0.56	0.56	1.71	13,109	29
05-31-24	19.92	0.42	•	4.10	4.52	0.39	0.61	—	1.00	—	23.44	23.22	0.61	0.56	0.56	1.95	11,578	24
05-31-23	20.89	0.39	•	(0.21)	0.18	0.38	0.77	—	1.15	—	19.92	1.08	0.67	0.56	0.56	1.95	11,668	29
05-31-22	22.69	0.35	•	(0.32)	0.03	0.33	1.50	—	1.83	—	20.89	(0.44)	0.64	0.56	0.56	1.54	13,848	28
05-31-21	19.41	0.37	•	7.82	8.19	0.42	4.49	—	4.91	—	22.69	46.75	0.71	0.56	0.56	1.74	16,255	27
Voya MI Dynamic Small Cap Fund
Class A
11-30-25+	9.98	0.04	•	1.43	1.47	—	—	—	—	—	11.45	14.73	1.25	1.18	1.18	0.83	30,662	59
05-31-25	11.20	0.04	•	0.63	0.67	0.21	1.68	—	1.89	—	9.98	4.14	1.17	1.17	1.17	0.36	28,379	179
05-31-24	9.51	0.07	•	1.65	1.72	0.03	—	—	0.03	—	11.20	18.08	1.18	1.18	1.18	0.69	30,541	197

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MI Dynamic Small Cap Fund (continued)
Class A (continued)
05-31-23	10.11	0.04	•	(0.61)	(0.57)	0.03		—	—	0.03		—	9.51	(5.69)	1.21	1.18	1.18	0.39	29,041	314
05-31-22	15.58	(0.05	)•	(1.62)	(1.67)	—		3.80	—	3.80		—	10.11	(12.61)	1.39	1.34	1.34	(0.42)	34,940	111
05-31-21	9.86	(0.05	)•	5.77	5.72	—		—	—	—		—	15.58	58.01	1.48	1.35	1.35	(0.41)	44,179	143
Class C
11-30-25+	5.43	0.00	*•	0.78	0.78	—		—	—	—		—	6.21	14.37	2.00	1.93	1.93	0.08	689	59
05-31-25	6.84	(0.02	)•	0.46	0.44	0.17		1.68	—	1.85		—	5.43	3.29	1.92	1.92	1.92	(0.38)	678	179
05-31-24	5.84	(0.00	)*•	1.00	1.00	—		—	—	—		—	6.84	17.12	1.93	1.93	1.93	(0.06)	1,118	197
05-31-23	6.23	(0.02	)•	(0.37)	(0.39)	0.00	*	—	—	0.00	*	—	5.84	(6.26)	1.96	1.93	1.93	(0.38)	1,378	314
05-31-22	11.22	(0.11	)•	(1.08)	(1.19)	—		3.80	—	3.80		—	6.23	(13.39)	2.14	2.09	2.09	(1.19)	2,144	111
05-31-21	7.15	(0.10	)•	4.17	4.07	—		—	—	—		—	11.22	56.92	2.23	2.10	2.10	(1.16)	4,353	143
Class I
11-30-25+	13.95	0.09	•	1.99	2.08	—		—	—	—		—	16.03	14.91	1.03	0.87	0.87	1.13	53,563	59
05-31-25	15.00	0.10	•	0.78	0.88	0.25		1.68	—	1.93		—	13.95	4.46	0.90	0.86	0.86	0.67	50,272	179
05-31-24	12.73	0.14	•	2.19	2.33	0.06		—	—	0.06		—	15.00	18.38	0.87	0.87	0.87	1.00	56,201	197
05-31-23	13.51	0.08	•	(0.81)	(0.73)	0.05		—	—	0.05		—	12.73	(5.37)	0.94	0.87	0.87	0.65	35,491	314
05-31-22	19.42	(0.02	)•	(2.09)	(2.11)	—		3.80	—	3.80		—	13.51	(12.36)	1.04	1.03	1.03	(0.14)	88,522	111
05-31-21	12.27	(0.02	)•	7.19	7.17	—		0.02	—	0.02		—	19.42	58.49	1.24	1.04	1.04	(0.10)	235,238	143
Class R
11-30-25+	9.94	0.03	•	1.42	1.45	—		—	—	—		—	11.39	14.59	1.50	1.43	1.43	0.57	106	59
05-31-25	11.16	0.01	•	0.63	0.64	0.18		1.68	—	1.86		—	9.94	3.89	1.42	1.42	1.42	0.11	87	179
05-31-24	9.47	0.04	•	1.65	1.69	—		—	—	—		—	11.16	17.85	1.43	1.43	1.43	0.43	87	197
05-31-23	10.08	0.02	•	(0.62)	(0.60)	0.01		—	—	0.01		—	9.47	(5.92)	1.46	1.43	1.43	0.17	95	314
05-31-22	15.58	(0.08	)•	(1.62)	(1.70)	—		3.80	—	3.80		—	10.08	(12.83)	1.64	1.59	1.59	(0.65)	71	111
05-31-21	9.89	(0.08	)•	5.77	5.69	—		—	—	—		—	15.58	57.53	1.73	1.60	1.60	(0.67)	70	143
Class R6
11-30-25+	14.02	0.08	•	2.01	2.09	—		—	—	—		—	16.11	14.91	0.86	0.86	0.86	1.10	57,742	59
05-31-25	15.07	0.12	•	0.77	0.89	0.26		1.68	—	1.94		—	14.02	4.49	0.82	0.82	0.82	0.75	45,580	179
05-31-24	12.77	0.15	•	2.21	2.36	0.06		—	—	0.06		—	15.07	18.54	0.82	0.82	0.82	1.05	92,714	197
05-31-23	13.56	0.10	•	(0.83)	(0.73)	0.06		—	—	0.06		—	12.77	(5.38)	0.85	0.85	0.85	0.78	84,357	314
05-31-22	19.47	(0.02	)•	(2.09)	(2.11)	—		3.80	—	3.80		—	13.56	(12.32)	1.03	1.00	1.00	(0.09)	41,310	111
05-31-21	12.30	(0.01	)•	7.20	7.19	—		0.02	—	0.02		—	19.47	58.52	1.05	1.03	1.03	(0.09)	108,522	143
Class W
11-30-25+	13.95	0.08	•	1.99	2.07	—		—	—	—		—	16.02	14.84	1.00	0.93	0.93	1.08	25,011	59
05-31-25	14.99	0.09	•	0.79	0.88	0.24		1.68	—	1.92		—	13.95	4.46	0.92	0.92	0.92	0.61	24,898	179
05-31-24	12.71	0.14	•	2.18	2.32	0.04		—	—	0.04		—	14.99	18.26	0.93	0.93	0.93	0.96	26,194	197
05-31-23	13.49	0.08	•	(0.81)	(0.73)	0.05		—	—	0.05		—	12.71	(5.41)	0.96	0.93	0.93	0.62	18,641	314
05-31-22	19.41	(0.03	)•	(2.09)	(2.12)	—		3.80	—	3.80		—	13.49	(12.43)	1.14	1.09	1.09	(0.17)	49,206	111
05-31-21	12.27	(0.02	)•	7.18	7.16	—		0.02	—	0.02		—	19.41	58.36	1.23	1.10	1.10	(0.14)	67,110	143

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya MI Dynamic Small Cap Fund (“MI Dynamic Small Cap”) (each, a “Fund” and collectively, the “Funds”). Prior to October 1, 2025, MI Dynamic Small Cap was known as Voya Small Company Fund. Each Fund is a diversified series of the Trust.

Each Fund offers at least five or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within each Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin)

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2025, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended November 30, 2025, Corporate Leaders® 100 had an average notional amount on futures contracts purchased of $14,713,429. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at November 30, 2025.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Corporate Leaders® 100	$192,626,409	$146,250,983
MI Dynamic Small Cap	97,360,656	101,275,303

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management

Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	As a Percentage of Average Daily Net Assets
Corporate Leaders® 100	0.500% on first $500 million;
0.450% on next $500 million; and
0.400% in excess of $1 billion
MI Dynamic Small Cap	0.750% on all assets

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C	Class R
Corporate Leaders® 100	0.25%	1.00%	0.50%
MI Dynamic Small Cap	0.25%	1.00%	0.50%

The Distributor has agreed to waive 0.25% of the Distribution Fee for Corporate Leaders® 100 Class C. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2025, the Distributor retained the following amounts in sales charges:

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$12,664	$—
MI Dynamic Small Cap	337	—

Contingent Deferred Sales Charges:
Corporate Leaders® 100	$—	$727
MI Dynamic Small Cap	1	16

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Institutional Trust Company	Corporate Leaders® 100	11.63%

The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Funds are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Corporate Leaders® 100	$101,873
MI Dynamic Small Cap	2,188

NOTE 7 — LICENSING FEE

Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.90%	1.45%	0.65%	1.15%	0.65%	0.65%
MI Dynamic Small Cap	1.17%	1.92%	0.86%	1.42%	0.86%	0.92%

Pursuant to a side letter agreement, through October 1, 2026, the Investment Adviser has further lowered the expense limits for certain share classes of shares of Corporate Leaders® 100 listed below. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.45%	0.49%	1.15%	0.48%	0.56%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2026	2027	2028	Total
Corporate Leaders® 100	$527,830	$442,139	$523,534	$1,493,503
MI Dynamic Small Cap	172	—	—	172

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2025, are as follows:

	November 30,
	2026	2027	2028	Total
Corporate Leaders® 100
Class I	$80,883	$14,167	$41,063	$136,113
Class R6	163,406	220,529	429,973	813,908
Class W	479	547	463	1,489
MI Dynamic Small Cap
Class C	$1,137	$17	$11,425	$12,579
Class I	74	8	257	339
Class R	6,483	—	63,900	70,383
Class W	11	—	37	48

The Expense Limitation Agreement is contractual through October 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the period ended November 30, 2025, as follows:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
MI Dynamic Small Cap	1	$743,000	5.33%

NOTE 10 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Corporate Leaders® 100
Class A
11/30/2025	1,484,844	—	—	(1,189,935)	—	294,909	39,779,214	—	—	(31,886,925)	—	7,892,289
5/31/2025	1,542,663	—	1,270,480	(2,488,300)	—	324,843	37,745,225	—	31,330,040	(61,186,222)	—	7,889,043
Class C
11/30/2025	87,498	—	—	(182,515)	—	(95,017)	2,328,302	—	—	(4,819,196)	—	(2,490,894)
5/31/2025	214,063	—	91,236	(565,552)	—	(260,253)	5,251,389	—	2,242,580	(13,806,970)	—	(6,313,001)
Class I
11/30/2025	3,086,659	—	—	(1,909,410)	—	1,177,249	82,636,391	—	—	(50,907,576)	—	31,728,815
5/31/2025	5,903,614	—	1,024,036	(6,372,782)	—	554,868	145,657,569	—	25,273,204	(153,305,568)	—	17,625,205
Class R
11/30/2025	137,827	—	—	(161,489)	—	(23,662)	3,626,048	—	—	(4,282,101)	—	(656,053)
5/31/2025	368,050	—	226,559	(503,268)	—	91,341	8,902,804	—	5,530,308	(12,079,881)	—	2,353,231
Class R6
11/30/2025	353,487	—	—	(36,418)	—	317,069	9,692,090	—	—	(984,156)	—	8,707,934
5/31/2025	178,351	—	28,692	(351,463)	—	(144,420)	4,465,295	—	708,681	(8,874,823)	—	(3,700,847)
Class W
11/30/2025	112,118	—	—	(85,830)	—	26,288	3,001,272	—	—	(2,295,016)	—	706,256
5/31/2025	96,506	—	34,026	(104,546)	—	25,986	2,404,881	—	844,197	(2,558,954)	—	690,124

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
MI Dynamic Small Cap
Class A
11/30/2025	28,884	—	—	(194,788)	—	(165,904)	312,693	—	—	(2,136,007)	—	(1,823,314)
5/31/2025	88,255	—	420,053	(391,683)	—	116,625	946,721	—	4,704,596	(4,383,074)	—	1,268,243
Class C
11/30/2025	1,435	—	—	(15,343)	—	(13,908)	8,334	—	—	(89,706)	—	(81,372)
5/31/2025	11,276	—	42,038	(91,972)	—	(38,658)	80,175	—	257,270	(567,479)	—	(230,034)
Class I
11/30/2025	127,404	—	—	(389,811)	—	(262,407)	1,926,973	—	—	(5,877,025)	—	(3,950,052)
5/31/2025	399,617	—	414,838	(957,766)	—	(143,311)	5,824,884	—	6,483,913	(14,366,189)	—	(2,057,392)
Class R
11/30/2025	569	—	—	(55)	—	514	5,925	—	—	(593)	—	5,332
5/31/2025	2,004	—	1,151	(2,150)	—	1,005	20,392	—	12,842	(23,337)	—	9,897
Class R6
11/30/2025	1,284,065	—	—	(951,641)	—	332,424	18,772,822	—	—	(14,841,058)	—	3,931,764
5/31/2025	907,281	—	418,680	(4,228,264)	—	(2,902,303)	13,256,238	—	6,573,279	(67,278,972)	—	(47,449,455)
Class W
11/30/2025	46,149	—	—	(270,346)	—	(224,197)	700,669	—	—	(4,086,180)	—	(3,385,511)
5/31/2025	331,683	—	193,817	(487,117)	—	38,383	4,480,826	—	3,029,352	(7,501,942)	—	8,236

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-

backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2025:

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

MI Dynamic Small Cap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$226,767	$(226,767)	$—
BNP Paribas Securities Corp.	371,412	(371,412)	—
BofA Securities Inc	325,164	(325,164)	—
Deutsche Bank Securities Inc.	456,113	(456,113)	—
HSBC Bank PLC	1,219,884	(1,219,884)	—
Morgan Stanley & Co. LLC	550,830	(550,830)	—
National Financial Services LLC	1,105,934	(1,105,934)	—
Natixis Securities America LLC	35,638	(35,638)	—
Wells Fargo Securities LLC	616,160	(616,160)	—
Total	$4,907,902	$(4,907,902)	$—

(1)	Cash collateral with a fair value of $5,059,386 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2025		Year Ended May 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$28,388,233	$43,104,613	$22,470,133	$17,753,598
MI Dynamic Small Cap	19,775,990	1,693,444	695,493	—

The tax-basis components of distributable earnings as of May 31, 2025, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings/(Loss)
Corporate Leaders® 100	$15,915,832	$25,775,996	$464,073,425	$—	$505,765,253
MI Dynamic Small Cap	10,682,740	1,672,885	(30,023,937)	—	(17,668,312)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

As of November 30, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on U.S. federal and state income tax returns for open tax years. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Funds’ financial statements.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2025, the Funds declared and paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Corporate Leaders® 100
Class A	NII	$0.3167	December 12, 2025	December 11, 2025
Class C	NII	$0.1732	December 12, 2025	December 11, 2025
Class I	NII	$0.3976	December 12, 2025	December 11, 2025
Class R	NII	$0.2501	December 12, 2025	December 11, 2025
Class R6	NII	$0.3960	December 12, 2025	December 11, 2025
Class W	NII	$0.3801	December 12, 2025	December 11, 2025
All Classes	STCG	$0.6332	December 12, 2025	December 11, 2025
All Classes	LTCG	$1.1909	December 12, 2025	December 11, 2025
MI Dynamic Small Cap
Class A	NII	$0.0706	December 12, 2025	December 11, 2025
Class C	NII	$0.0331	December 12, 2025	December 11, 2025
Class I	NII	$0.1045	December 12, 2025	December 11, 2025
Class R	NII	$0.0505	December 12, 2025	December 11, 2025
Class R6	NII	$0.1070	December 12, 2025	December 11, 2025
Class W	NII	$0.0950	December 12, 2025	December 11, 2025
All Classes	STCG	$1.4875	December 12, 2025	December 11, 2025
All Classes	LTCG	$0.1503	December 12, 2025	December 11, 2025

NII – Net investment income

STCG – Short-term capital gain

LTCG – Long-term capital gain

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 7.3%
50,533	Alphabet, Inc. - Class C	$16,176,624	1.3
439,899	AT&T, Inc.	11,446,172	0.9
392,123	Comcast Corp. - Class A	10,465,763	0.8
16,610	Meta Platforms, Inc. - Class A	10,762,449	0.8
102,350 (1)	Netflix, Inc.	11,010,813	0.9
51,891	T-Mobile US, Inc.	10,845,738	0.8
285,503	Verizon Communications, Inc.	11,737,028	0.9
107,581	Walt Disney Co.	11,238,987	0.9
		93,683,574	7.3
	Consumer Discretionary: 8.7%
55,580 (1)	Amazon.com, Inc.	12,962,368	1.0
2,264	Booking Holdings, Inc.	11,126,858	0.9
202,031	General Motors Co.	14,853,319	1.2
30,354	Home Depot, Inc.	10,833,950	0.9
48,746	Lowe’s Cos., Inc.	11,819,930	0.9
40,755	McDonald’s Corp.	12,708,224	1.0
177,544	NIKE, Inc. - Class B	11,474,669	0.9
144,187	Starbucks Corp.	12,560,129	1.0
27,861 (1)	Tesla, Inc.	11,984,966	0.9
		110,324,413	8.7
	Consumer Staples: 9.7%
188,033	Altria Group, Inc.	11,095,827	0.9
186,980	Coca-Cola Co.	13,671,978	1.1
153,585	Colgate-Palmolive Co.	12,346,698	1.0
13,468	Costco Wholesale Corp.	12,304,230	1.0
197,161	Mondelez International, Inc. - Class A	11,350,559	0.9
88,093	PepsiCo, Inc.	13,102,953	1.0
75,761	Philip Morris International, Inc.	11,930,842	0.9
80,428	Procter & Gamble Co.	11,916,212	0.9
139,009	Target Corp.	12,596,996	1.0
119,792	Walmart, Inc.	13,238,214	1.0
		123,554,509	9.7
	Energy: 2.8%
79,104	Chevron Corp.	11,954,988	0.9
128,828	ConocoPhillips	11,425,755	0.9
108,110	Exxon Mobil Corp.	12,532,111	1.0
		35,912,854	2.8
	Financials: 17.2%
36,073	American Express Co.	13,176,385	1.0
158,514	American International Group, Inc.	12,072,426	0.9
235,561	Bank of America Corp.	12,637,848	1.0
112,512	Bank of New York Mellon Corp.	12,612,595	1.0
24,733 (1)	Berkshire Hathaway, Inc. - Class B	12,708,063	1.0
10,504	Blackrock, Inc.	11,000,839	0.9
55,224	Capital One Financial Corp.	12,097,922	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
127,445	Charles Schwab Corp.	$11,817,975	0.9
119,700	Citigroup, Inc.	12,400,920	1.0
15,357	Goldman Sachs Group, Inc.	12,685,496	1.0
39,115	JPMorgan Chase & Co.	12,246,124	1.0
21,735	Mastercard, Inc. - Class A	11,965,770	0.9
150,459	MetLife, Inc.	11,519,141	0.9
76,620	Morgan Stanley	12,999,349	1.0
177,212	PayPal Holdings, Inc.	11,109,420	0.9
252,051	US Bancorp	12,363,102	1.0
36,301	Visa, Inc. - Class A	12,140,506	0.9
145,874	Wells Fargo & Co.	12,523,283	1.0
		220,077,164	17.2
	Health Care: 16.9%
92,767	Abbott Laboratories	11,957,666	0.9
55,333	AbbVie, Inc.	12,599,324	1.0
45,071	Amgen, Inc.	15,570,228	1.2
279,683	Bristol-Myers Squibb Co.	13,760,404	1.1
163,401	CVS Health Corp.	13,130,904	1.0
66,367	Danaher Corp.	15,050,708	1.2
16,996	Eli Lilly & Co.	18,278,688	1.4
109,645	Gilead Sciences, Inc.	13,797,727	1.1
28,114 (1)	Intuitive Surgical, Inc.	16,122,817	1.3
67,989	Johnson & Johnson	14,068,284	1.1
131,405	Medtronic PLC	13,840,889	1.1
157,141	Merck & Co., Inc.	16,473,091	1.3
517,739	Pfizer, Inc.	13,326,602	1.1
26,726	Thermo Fisher Scientific, Inc.	15,790,522	1.2
35,774	UnitedHealth Group, Inc.	11,797,192	0.9
		215,565,046	16.9
	Industrials: 13.9%
80,142	3M Co.	13,788,431	1.1
56,884 (1)	Boeing Co.	10,751,076	0.8
26,183	Caterpillar, Inc.	15,075,124	1.2
26,527	Deere & Co.	12,321,526	1.0
95,538	Emerson Electric Co.	12,742,858	1.0
52,195	FedEx Corp.	14,389,118	1.1
42,053	GE Aerospace	12,550,718	1.0
37,174	General Dynamics Corp.	12,699,754	1.0
59,003	Honeywell International, Inc.	11,339,787	0.9
25,098	Lockheed Martin Corp.	11,491,370	0.9
75,464	Raytheon Technologies Corp.	13,199,408	1.0
124,014 (1)	Uber Technologies, Inc.	10,856,186	0.9
52,283	Union Pacific Corp.	12,120,768	0.9
146,132	United Parcel Service, Inc. - Class B	13,997,984	1.1
		177,324,108	13.9

See Accompanying Notes to Financial Statements

20

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 16.2%
49,992	Accenture PLC - Class A	$12,498,000	1.0
34,356 (1)	Adobe, Inc.	10,998,386	0.9
49,859 (1)	Advanced Micro Devices, Inc.	10,845,828	0.8
48,533	Apple, Inc.	13,533,427	1.1
37,658	Broadcom, Inc.	15,174,668	1.2
182,341	Cisco Systems, Inc.	14,029,317	1.1
358,118 (1)	Intel Corp.	14,525,266	1.1
44,132	International Business Machines Corp.	13,618,253	1.1
17,775	Intuit, Inc.	11,270,772	0.9
23,996	Microsoft Corp.	11,806,272	0.9
67,904	NVIDIA Corp.	12,019,008	0.9
43,671	Oracle Corp.	8,819,358	0.7
69,039 (1)	Palantir Technologies, Inc. - Class A	11,629,620	0.9
74,701	Qualcomm, Inc.	12,556,491	1.0
50,380	Salesforce, Inc.	11,614,605	0.9
13,125 (1)	ServiceNow, Inc.	10,662,881	0.8
67,392	Texas Instruments, Inc.	11,340,052	0.9
		206,942,204	16.2
	Materials: 0.8%
25,915	Linde PLC US	10,633,443	0.8

	Real Estate: 1.9%
63,470	American Tower Corp.	11,505,207	0.9
66,443	Simon Property Group, Inc.	12,379,660	1.0
		23,884,867	1.9
	Utilities: 3.0%
100,555	Duke Energy Corp.	12,462,787	1.0
162,029	NextEra Energy, Inc.	13,981,482	1.1
131,490	Southern Co.	11,981,369	0.9
		38,425,638	3.0

	Total Common Stock (Cost $701,800,219)	1,256,327,820	98.4
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
18,385,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $18,385,000)	$18,385,000	1.4
	Total Short-Term Investments (Cost $18,385,000)	$18,385,000	1.4

	Total Investments in Securities (Cost $720,185,219)	$1,274,712,820	99.8
	Assets in Excess of Other Liabilities	2,527,728	0.2
	Net Assets	$1,277,240,548	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2025.

See Accompanying Notes to Financial Statements

21

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$1,256,327,820	$—	$—	$1,256,327,820
Short-Term Investments	18,385,000	—	—	18,385,000
Total Investments, at fair value	$1,274,712,820	$—	$—	$1,274,712,820
Other Financial Instruments+
Futures	527,461	—	—	527,461
Total Assets	$1,275,240,281	$—	$—	$1,275,240,281

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At November 30, 2025, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	54	12/19/25	$18,520,650	$527,461
			$18,520,650	$527,461

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$527,461
Total Asset Derivatives		$527,461

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended November 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,122,058
Total	$2,122,058

See Accompanying Notes to Financial Statements

22

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(492,034)
Total	$(492,034)

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $742,435,609.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$562,855,317
Gross Unrealized Depreciation	(30,050,645)
Net Unrealized Appreciation	$532,804,672

See Accompanying Notes to Financial Statements

23

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 3.4%
24,836 (1)	CarGurus, Inc.	$876,214	0.5
59,627 (1)	Grindr, Inc.	765,014	0.5
41,278 (1)	Lumen Technologies, Inc.	334,765	0.2
34,735 (1)	Magnite, Inc.	510,257	0.3
25,370 (1)(2)	TripAdvisor, Inc.	377,252	0.2
101,637 (1)	Uniti Group, Inc.	647,428	0.4
30,871 (1)	Yelp, Inc.	892,481	0.5
179,211 (1)	ZipRecruiter, Inc. - Class A	851,252	0.5
44,771 (1)	ZoomInfo Technologies, Inc.	444,128	0.3
		5,698,791	3.4

	Consumer Discretionary: 5.3%
24,116	H&R Block, Inc.	1,015,766	0.6
25,042	Kohl's Corp.	615,783	0.4
8,059	Monarch Casino & Resort, Inc.	778,338	0.5
68,560 (1)(2)	Peloton Interactive, Inc. - Class A	465,522	0.3
21,050	Red Rock Resorts, Inc. - Class A	1,232,899	0.7
80,463 (1)	Sonos, Inc.	1,493,393	0.9
12,766	Steven Madden Ltd.	533,363	0.3
58,997	Super Group SGHC Ltd.	638,938	0.4
60,295 (1)	Tri Pointe Homes, Inc.	2,057,265	1.2
		8,831,267	5.3

	Consumer Staples: 0.6%
39,981	Dole PLC	578,925	0.3
6,762	John B Sanfilippo & Son, Inc.	491,124	0.3
		1,070,049	0.6

	Energy: 3.6%
245,412 (1)	Clean Energy Fuels Corp.	534,998	0.3
41,300	Excelerate Energy, Inc. - Class A	1,159,704	0.7
125,754 (1)	Helix Energy Solutions Group, Inc.	837,522	0.5
61,270 (2)	HighPeak Energy, Inc.	411,122	0.2
55,472	Murphy Oil Corp.	1,778,987	1.1
54,617	SFL Corp. Ltd.	449,498	0.3
74,634 (1)	Uranium Energy Corp.	915,759	0.5
		6,087,590	3.6

	Financials: 19.3%
29,091	Arrow Financial Corp.	877,094	0.5
24,875	Banc of California, Inc.	458,695	0.3
51,939	BCB Bancorp, Inc.	414,993	0.2
32,869	Berkshire Hills Bancorp, Inc.	841,118	0.5
159,809	BGC Group, Inc. - Class A	1,390,338	0.8
12,921	Cathay General Bancorp	625,893	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
41,752	ConnectOne Bancorp, Inc.	$1,055,073	0.6
51,359	Eastern Bankshares, Inc.	967,090	0.6
46,891	Farmers National Banc Corp.	637,249	0.4
85,348	First BanCorp/Puerto Rico	1,687,330	1.0
42,133	First Commonwealth Financial Corp.	684,661	0.4
28,952	First Horizon Corp.	646,788	0.4
67,705	Fulton Financial Corp.	1,228,846	0.7
224,452 (1)	Genworth Financial, Inc. - Class A	1,948,243	1.2
33,220	Hancock Whitney Corp.	2,012,800	1.2
22,690	Hilltop Holdings, Inc.	778,721	0.5
72,485	Hope Bancorp, Inc.	769,791	0.5
87,162	Ladder Capital Corp.	963,140	0.6
80,406	MFA Financial, Inc.	773,506	0.5
11,821	NBT Bancorp, Inc.	490,099	0.3
16,927	Origin Bancorp, Inc.	615,973	0.4
92,936	P10, Inc. - Class A	871,740	0.5
62,571	Pagseguro Digital Ltd. - Class A	655,744	0.4
223,245 (1)	Payoneer Global, Inc.	1,290,356	0.8
139,058	Ready Capital Corp.	351,817	0.2
134,897	Redwood Trust, Inc.	743,282	0.4
25,111	Renasant Corp.	889,934	0.5
42,046	Simmons First National Corp. - Class A	779,953	0.5
39,232 (1)	Slide Insurance Holdings, Inc.	662,628	0.4
47,064	United Community Banks, Inc.	1,438,276	0.8
147,626	Valley National Bancorp	1,671,126	1.0
24,563	Victory Capital Holdings, Inc. - Class A	1,544,767	0.9
67,950	WisdomTree, Inc.	750,168	0.4
39,223	XP, Inc. - Class A	773,085	0.5
		32,290,317	19.3

	Health Care: 17.0%
126,967 (1)	Alignment Healthcare, Inc.	2,439,036	1.4
110,563 (1)	Amicus Therapeutics, Inc.	1,097,891	0.7
87,943 (1)	BioCryst Pharmaceuticals, Inc.	631,431	0.4
11,670	Bio-Techne Corp.	752,832	0.4
22,602 (1)	BrightSpring Health Services, Inc.	817,288	0.5
17,058	Bruker Corp.	832,601	0.5
343,253 (1)	Cerus Corp.	604,125	0.4
75,040 (1)	Fortrea Holdings, Inc.	953,758	0.6
20,284 (1)	Guardant Health, Inc.	2,199,191	1.3
20,578 (1)	HealthEquity, Inc.	2,164,394	1.3
20,018 (1)(2)	Hims & Hers Health, Inc.	795,916	0.5

See Accompanying Notes to Financial Statements

24

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
32,781 (1)(2)	Intellia Therapeutics, Inc.	$294,701	0.2
11,454 (1)	Merit Medical Systems, Inc.	991,802	0.6
13,991 (1)	Mirum Pharmaceuticals, Inc.	1,022,043	0.6
53,326 (1)	NeoGenomics, Inc.	645,245	0.4
299,588 (1)	OPKO Health, Inc.	407,440	0.2
41,695 (1)	Option Care Health, Inc.	1,296,714	0.8
32,793 (1)	Orthofix Medical, Inc.	527,639	0.3
25,762 (1)	Phreesia, Inc.	527,863	0.3
73,937 (1)	Progyny, Inc.	1,949,719	1.2
14,817 (1)	PTC Therapeutics, Inc.	1,274,114	0.8
19,209	QIAGEN N.V.	917,230	0.5
216,753 (1)	Savara, Inc.	1,363,376	0.8
55,311 (1)	Tandem Diabetes Care, Inc.	1,162,084	0.7
63,119 (1)	Teladoc Health, Inc.	479,073	0.3
34,475 (1)	Travere Therapeutics, Inc.	1,220,760	0.7
53,940 (1)	WaVe Life Sciences Ltd.	418,574	0.2
95,027 (1)	Xeris Biopharma Holdings, Inc.	682,294	0.4
		28,469,134	17.0

	Industrials: 16.5%
36,542	Aebi Schmidt Holding AG	435,215	0.3
8,481	Albany International Corp. - Class A	404,374	0.2
11,376	Allison Transmission Holdings, Inc.	1,008,596	0.6
16,628	Apogee Enterprises, Inc.	605,426	0.4
7,960	Applied Industrial Technologies, Inc.	2,060,207	1.2
79,845 (1)(2)	Archer Aviation, Inc. - Class A	621,993	0.4
20,256	Atmus Filtration Technologies, Inc.	1,025,156	0.6
10,091 (1)	Bloom Energy Corp. - Class A	1,102,341	0.7
17,643	Cadre Holdings, Inc.	753,003	0.4
70,961 (1)	CoreCivic, Inc.	1,280,846	0.8
31,800	Enerpac Tool Group Corp.	1,204,266	0.7
29,438 (1)	ExlService Holdings, Inc.	1,169,572	0.7
59,697	Flowserve Corp.	4,259,381	2.5
8,005	Franklin Electric Co., Inc.	761,676	0.5
71,858 (1)	GEO Group, Inc.	1,132,482	0.7
10,588	Insperity, Inc.	374,498	0.2
33,490	Kennametal, Inc.	927,003	0.6
101,680 (1)	Legalzoom.com, Inc.	948,674	0.6
4,972	Lincoln Electric Holdings, Inc.	1,190,446	0.7
106,101 (1)	Manitowoc Co., Inc.	1,196,819	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
132,020	Mueller Water Products, Inc. - Class A	$3,200,165	1.9
66,280 (1)	NOW, Inc.	925,269	0.5
9,675	TriNet Group, Inc.	566,955	0.3
88,942	Vestis Corp.	576,344	0.3
		27,730,707	16.5

	Information Technology: 17.5%
253,050 (1)	8x8, Inc.	490,917	0.3
48,856	A10 Networks, Inc.	841,300	0.5
33,437 (1)	ACI Worldwide, Inc.	1,566,858	0.9
79,571 (1)	Amplitude, Inc. - Class A	817,990	0.5
45,715 (1)	Arlo Technologies, Inc.	662,868	0.4
16,736 (1)	ASGN, Inc.	753,287	0.4
80,039 (1)	AvePoint, Inc.	1,040,507	0.6
56,719 (1)	Box, Inc. - Class A	1,675,479	1.0
44,886 (1)(2)	Cerence, Inc.	497,337	0.3
24,207 (1)(2)	Cipher Mining, Inc.	492,612	0.3
22,132 (1)	Clearwater Analytics Holdings, Inc. - Class A	488,232	0.3
49,252 (1)	Cohu, Inc.	1,197,809	0.7
36,997 (1)	CommScope Holding Co., Inc.	730,321	0.4
23,187 (1)(2)	Core Scientific, Inc.	391,628	0.2
13,304 (1)	Credo Technology Group Holding Ltd.	2,362,790	1.4
19,061	CTS Corp.	806,852	0.5
33,521 (1)	Dropbox, Inc. - Class A	1,001,608	0.6
63,804 (1)	Extreme Networks, Inc.	1,116,570	0.7
8,043 (1)	Hut 8 Corp.	361,935	0.2
33,895 (2)	Ingram Micro Holding Corp.	725,692	0.4
19,433 (1)	IonQ, Inc.	958,047	0.6
37,572 (1)	Knowles Corp.	844,619	0.5
4,060	Littelfuse, Inc.	1,039,441	0.6
22,302 (1)(2)	Marathon Digital Holdings, Inc.	263,387	0.1
25,370 (1)	PagerDuty, Inc.	304,440	0.2
36,128 (1)	Photronics, Inc.	827,692	0.5
20,861 (1)	Rambus, Inc.	1,993,686	1.2
27,049 (1)	Riot Platforms, Inc.	436,300	0.3
9,287 (1)	Rubrik, Inc. - Class A	643,775	0.4
87,778 (1)	Sprinklr, Inc. - Class A	634,635	0.4
33,557 (1)	Vertex, Inc. - Class A	660,066	0.4
53,571 (1)	Viavi Solutions, Inc.	961,064	0.6
113,871 (1)	Yext, Inc.	958,794	0.6
46,512 (1)	Zeta Global Holdings Corp. - Class A	848,844	0.5
		29,397,382	17.5

	Materials: 3.6%
16,254	Avient Corp.	497,210	0.3
4,408	Balchem Corp.	688,574	0.4
133,615 (1)	Cleveland-Cliffs, Inc.	1,742,340	1.1
39,935	Element Solutions, Inc.	1,035,115	0.6
50,737	Hecla Mining Co.	853,396	0.5
86,289 (1)	Rayonier Advanced Materials, Inc.	563,467	0.3

See Accompanying Notes to Financial Statements

25

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
168,232	Tronox Holdings PLC	$696,480	0.4
		6,076,582	3.6

	Real Estate: 7.0%
70,505	Acadia Realty Trust	1,450,288	0.9
28,649	Alexander & Baldwin, Inc.	447,784	0.3
124,953	Apartment Investment and Management Co. - Class A	713,482	0.4
40,640	CareTrust REIT, Inc.	1,525,219	0.9
117,553	DiamondRock Hospitality Co.	1,070,908	0.6
17,221	First Industrial Realty Trust, Inc.	985,730	0.6
45,367	Gladstone Land Corp.	422,367	0.3
281,065 (1)	Hudson Pacific Properties, Inc.	556,509	0.3
17,055	LTC Properties, Inc.	622,337	0.4
153,761 (2)	Medical Properties Trust, Inc.	885,663	0.5
14,998	National Storage Affiliates Trust	441,691	0.3
50,812	Peakstone Realty Trust	694,600	0.4
135,360	Summit Hotel Properties, Inc.	725,529	0.4
34,158	Tanger Factory Outlet Centers, Inc.	1,147,026	0.7
		11,689,133	7.0

	Utilities: 5.4%
40,692	Avista Corp.	1,683,835	1.0
20,829	Black Hills Corp.	1,536,972	0.9
28,449 (1)	Hallador Energy Co.	580,075	0.4
75,913 (1)	Hawaiian Electric Industries, Inc.	892,737	0.5
33,123	NiSource, Inc.	1,461,718	0.9
17,931	Northwest Natural Holding Co.	887,046	0.5
7,016 (1)(2)	Oklo, Inc.	641,122	0.4
26,623	Portland General Electric Co.	1,352,981	0.8
		9,036,486	5.4
	Total Common Stock (Cost $177,173,513)	166,377,438	99.2

EXCHANGE-TRADED FUNDS: 0.6%
4,242 (2)	iShares Russell 2000 ETF	1,055,197	0.6
	Total Exchange-Traded Funds (Cost $1,064,247)	1,055,197	0.6
	Total Long-Term Investments (Cost $178,237,760)	167,432,635	99.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Repurchase Agreements: 2.9%
1,209,255 (3)	Citadel Securities LLC, Repurchase Agreement dated 11/30/2025, 4.170%, due 12/01/2025 (Repurchase Amount $1,209,669, collateralized by various U.S. Government Securities, 0.000%- 4.750%, Market Value plus accrued interest $1,233,869, due 12/11/25-11/15/55)	$1,209,255	0.7
1,136,699 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 11/30/2025, 4.090%, due 12/01/2025 (Repurchase Amount $1,137,081, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 6.500%, Market Value plus accrued interest $1,159,433, due 11/15/34-12/01/55)	1,136,699	0.6
1,136,699 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 11/30/2025, 4.090%, due 12/01/2025 (Repurchase Amount $1,137,081, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.000%, Market Value plus accrued interest $1,159,433, due 05/01/42-11/01/54)	1,136,699	0.7

See Accompanying Notes to Financial Statements

26

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
304,293 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 11/30/2025, 4.090%, due 12/01/2025 (Repurchase Amount $304,395, collateralized by various U.S. Government Securities, 0.375%- 4.875%, Market Value plus accrued interest $310,379, due 12/31/25-05/15/55)	$304,293	0.2
12,347 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/2025, 4.080%, due 12/01/2025 (Repurchase Amount $12,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.000%, Market Value plus accrued interest $12,594, due 07/31/30-01/01/55)	12,347	0.0
1,150,093 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 11/30/2025, 4.190%, due 12/01/2025 (Repurchase Amount $1,150,489, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,170,501, due 04/15/28-02/15/55)	1,150,093	0.7
	Total Repurchase Agreements (Cost $4,949,386)	4,949,386	2.9

	Time Deposits: 0.1%
110,000 (3)	Royal Bank of Canada, 3.900%, 12/01/2025	110,000	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
296,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $296,000)	$296,000	0.2
	Total Short-Term Investments (Cost $5,355,386)	$5,355,386	3.2

	Total Investments in Securities (Cost $183,593,146)	$172,788,021	103.0
	Liabilities in Excess of Other Assets	(5,014,990)	(3.0)
	Net Assets	$167,773,031	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of November 30, 2025.

See Accompanying Notes to Financial Statements

27

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$166,377,438	$—	$—	$166,377,438
Exchange-Traded Funds	1,055,197	—	—	1,055,197
Short-Term Investments	296,000	5,059,386	—	5,355,386
Total Investments, at fair value	$167,728,635	$5,059,386	$—	$172,788,021

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $185,940,463.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$14,322,468
Gross Unrealized Depreciation	(27,475,428)
Net Unrealized Depreciation	$(13,152,960)

See Accompanying Notes to Financial Statements

28

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS, AND SUB-SUB ADVISORY CONTRACT

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Corporate Leaders® 100 Fund and Voya MI Dynamic Small Cap Fund (formerly, Voya Small Company Fund), each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), and the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract” and together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) with Voya Investment Management UK, the sub-sub-adviser to Voya MI Dynamic Small Cap Fund (the “Sub-Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Adviser and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts, and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory, and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory, and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, Sub-Adviser, or Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers and their sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

29

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-advisers, or allocation among sub-advisers or sub-sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Adviser, and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser and Sub-Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager, Sub-Adviser, and Sub-Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, Sub-Adviser, and Sub-Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Adviser, and Sub-Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedule that will result in a lower management fee rate if and when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while one of the Funds does not have management fee breakpoints, each Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Adviser, and Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager, Sub-Adviser, and Sub-Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser and by the Sub-Adviser to the Sub-Sub-Adviser for sub-advisory or sub-sub-advisory services for each

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser and Sub-Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser and Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory and sub-sub-advisory fee rates payable by the Manager to the Sub-Adviser and by the Sub-Adviser to the Sub-Sub-Adviser, respectively. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Adviser, and Sub-Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s and Sub-Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s, Sub-Adviser’s, and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Corporate Leaders® 100 Fund

In considering whether to approve the renewal of the Contracts for Voya Corporate Leaders® 100 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year, and ten-year periods and the third quintile for the year-to-date period; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the fourth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Voya MI Dynamic Small Cap Fund

In considering whether to approve the renewal of the Contracts for Voya MI Dynamic Small Cap Fund (formerly, Voya Small Company Fund), the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods, the second quintile for the three-year period, and the fourth quintile for the five-year and ten-year periods; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2026.

32

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163050 (1125)

Semi-Annual Financial Statements and Other Information

November 30, 2025

Classes A, C, I, R, R6 and W

Domestic Equity Fund

■	Voya MI Dynamic SMID Cap Fund (formerly, Voya Mid Cap Research Enhanced Index Fund)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$133,796,444
Short-term investments at fair value†	3,225,026
Cash	47,269
Receivables:
Fund shares sold	5,189
Dividends	43,436
Prepaid expenses	70,751
Reimbursement due from Investment Adviser	24,214
Other assets	20,298
Total assets	137,232,627

LIABILITIES:
Payable for fund shares redeemed	41,546
Payable upon receipt of securities loaned	3,093,026
Payable for investment management fees	59,116
Payable for distribution and shareholder service fees	28,186
Payable to trustees under the deferred compensation plan (Note 6)	20,298
Payable for trustee fees	350
Other accrued expenses and liabilities	75,656
Total liabilities	3,318,178
NET ASSETS	$133,914,449

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$88,685,910
Total distributable earnings	45,228,539
NET ASSETS	$133,914,449

+ Including securities loaned at value	$3,002,352
* Cost of investments in securities	$120,376,040
† Cost of short-term investments	$3,225,026

See Accompanying Notes to Financial Statements

 1

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited) (continued)

Class A
Net assets	$114,682,595
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	5,763,932
Net asset value and redemption price per share†	$19.90
Maximum offering price per share (5.75%)(1)	$21.11

Class C
Net assets	$386,343
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	21,863
Net asset value and redemption price per share†	$17.67

Class I
Net assets	$5,278,022
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	252,391
Net asset value and redemption price per share	$20.91

Class R
Net assets	$12,432,901
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	645,117
Net asset value and redemption price per share	$19.27

Class R6
Net assets	$3,062
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	146
Net asset value and redemption price per share	$20.91

Class W
Net assets	$1,131,526
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	53,860
Net asset value and redemption price per share	$21.01

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

 2

STATEMENT OF OPERATIONS for the six months ended November 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,350,167
Interest	700
Securities lending income, net	4,571
Other	348
Total investment income	1,355,786

EXPENSES:
Investment management fees	386,263
Distribution and shareholder service fees:
Class A	140,801
Class C	1,433
Class R	31,281
Transfer agent fees:
Class A	81,381
Class C	278
Class I	6,461
Class R	9,098
Class R6	1
Class W	5,843
Shareholder reporting expense	10,936
Registration fees	39,220
Professional fees	19,499
Custody and accounting expense	11,078
Trustee fees	1,752
Licensing fee (Note 7)	10,699
Miscellaneous expense	12,316
Interest expense	4,236
Total expenses	772,576
Waived and reimbursed fees	(99,028)
Net expenses	673,548
Net investment income	682,238
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	23,969,938
Net change in unrealized appreciation (depreciation) on investments	(9,513,986)
Net realized and unrealized gain	14,455,952
Increase in net assets resulting from operations	$15,138,190

* Foreign taxes withheld	$1,375

See Accompanying Notes to Financial Statements

 3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$682,238	$1,037,019
Net realized gain	23,969,938	16,343,853
Net change in unrealized appreciation (depreciation)	(9,513,986)	(10,026,194)
Increase in net assets resulting from operations	15,138,190	7,354,678

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(12,266,751)
Class C	—	(54,705)
Class I	—	(1,215,534)
Class R	—	(1,438,600)
Class W	—	(2,642,921)
Total distributions	—	(17,618,511)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,154,772	11,902,397
Reinvestment of distributions	—	17,465,998
	1,154,772	29,368,395
Cost of shares redeemed	(38,897,228)	(35,194,202)
Net decrease in net assets resulting from capital share transactions	(37,742,456)	(5,825,807)
Net decrease in net assets	(22,604,266)	(16,089,640)

NET ASSETS:
Beginning of year or period	156,518,715	172,608,355
End of year or period	$133,914,449	$156,518,715

See Accompanying Notes to Financial Statements

 4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-25+	17.96	0.09	•	1.85	1.94	—	—	—	—	—	19.90	10.80	1.10	0.96	0.96	0.99	114,683	97
05-31-25	19.31	0.11	•	0.72	0.83	0.14	2.04	—	2.18	—	17.96	3.48	1.07	0.95	0.95	0.58	108,550	72
05-31-24	15.34	0.12	•	3.99	4.11	0.14	—	—	0.14	—	19.31	26.90	1.05	0.96	0.96	0.70	113,786	107
05-31-23	17.14	0.13	•	(0.88)	(0.75)	0.10	0.95	—	1.05	—	15.34	(4.45)	1.11	0.95	0.95	0.82	97,951	91
05-31-22	21.15	0.09	•	(1.18)	(1.09)	0.11	2.81	—	2.92	—	17.14	(6.18)	1.13	0.95	0.95	0.48	108,606	72
05-31-21	13.61	0.08	•	7.57	7.65	0.11	—	—	0.11	—	21.15	56.36	1.18	0.95	0.95	0.48	122,817	65
Class C
11-30-25+	15.99	0.04	•	1.64	1.68	—	—	—	—	—	17.67	10.51	1.60	1.46	1.46	0.49	386	97
05-31-25	17.41	0.01	•	0.67	0.68	0.06	2.04	—	2.10	—	15.99	2.98	1.57	1.45	1.45	0.07	443	72
05-31-24	13.85	0.03	•	3.59	3.62	0.06	—	—	0.06	—	17.41	26.22	1.55	1.46	1.46	0.21	425	107
05-31-23	15.57	0.05	•	(0.80)	(0.75)	0.02	0.95	—	0.97	—	13.85	(4.90)	1.61	1.45	1.45	0.31	420	91
05-31-22	19.48	(0.00	)*•	(1.08)	(1.08)	0.02	2.81	—	2.83	—	15.57	(6.66)	1.63	1.45	1.45	(0.01)	584	72
05-31-21	12.53	(0.00	)*•	6.96	6.96	0.01	—	—	0.01	—	19.48	55.55	1.68	1.45	1.45	(0.01)	816	65
Class I
11-30-25+	18.86	0.12	•	1.93	2.05	—	—	—	—	—	20.91	10.87	0.89	0.71	0.71	1.17	5,278	97
05-31-25	20.17	0.17	•	0.75	0.92	0.19	2.04	—	2.23	—	18.86	3.75	0.76	0.70	0.70	0.86	10,222	72
05-31-24	16.01	0.17	•	4.17	4.34	0.18	—	—	0.18	—	20.17	27.26	0.74	0.71	0.71	0.93	20,041	107
05-31-23	17.84	0.18	•	(0.92)	(0.74)	0.14	0.95	—	1.09	—	16.01	(4.21)	0.80	0.70	0.70	1.09	11,314	91
05-31-22	21.90	0.15	•	(1.24)	(1.09)	0.16	2.81	—	2.97	—	17.84	(5.99)	0.82	0.70	0.70	0.75	18,326	72
05-31-21	14.08	0.13	•	7.83	7.96	0.14	—	—	0.14	—	21.90	56.78	0.88	0.70	0.70	0.74	7,901	65
Class R
11-30-25+	17.42	0.07	•	1.78	1.85	—	—	—	—	—	19.27	10.62	1.35	1.21	1.21	0.73	12,433	97
05-31-25	18.79	0.06	•	0.71	0.77	0.10	2.04	—	2.14	—	17.42	3.23	1.32	1.20	1.20	0.33	12,413	72
05-31-24	14.93	0.08	•	3.88	3.96	0.10	—	—	0.10	—	18.79	26.62	1.30	1.21	1.21	0.45	12,893	107
05-31-23	16.71	0.09	•	(0.86)	(0.77)	0.06	0.95	—	1.01	—	14.93	(4.69)	1.36	1.20	1.20	0.57	10,760	91
05-31-22	20.69	0.04	•	(1.15)	(1.11)	0.06	2.81	—	2.87	—	16.71	(6.42)	1.38	1.20	1.20	0.23	11,973	72
05-31-21	13.32	0.04	•	7.40	7.44	0.07	—	—	0.07	—	20.69	55.97	1.43	1.20	1.20	0.23	14,249	65
Class R6
09-30-25+(4)- 11-30-25	20.49	0.04	•	0.38	0.42	—	—	—	—	—	20.91	2.05	0.83	0.71	0.71	1.52	3	97
Class W
11-30-25+	18.95	0.09	•	1.97	2.06	—	—	—	—	—	21.01	10.87	0.85	0.71	0.71	0.90	1,132	97
05-31-25	20.26	0.16	•	0.76	0.92	0.19	2.04	—	2.23	—	18.95	3.76	0.82	0.70	0.70	0.82	24,891	72
05-31-24	16.08	0.17	•	4.19	4.36	0.18	—	—	0.18	—	20.26	27.26	0.80	0.71	0.71	0.92	25,463	107
05-31-23	17.91	0.19	•	(0.93)	(0.74)	0.14	0.95	—	1.09	—	16.08	(4.20)	0.86	0.70	0.70	1.10	17,908	91
05-31-22	21.96	0.15	•	(1.23)	(1.08)	0.16	2.81	—	2.97	—	17.91	(5.93)	0.88	0.70	0.70	0.73	111	72
05-31-21	14.13	0.13	•	7.85	7.98	0.15	—	—	0.15	—	21.96	56.68	0.93	0.70	0.70	0.73	178	65

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

 5

FINANCIAL HIGHLIGHTS (continued)

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

 6

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya MI Dynamic SMID Cap Fund (“MI Dynamic SMID Cap” or the “Fund”), a diversified series of the Trust. Prior to July 29, 2025, MI Dynamic SMID Cap was known as Voya Mid Cap Research Enhanced Index Fund.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific

 7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

 8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaim recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the

Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 331/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$135,689,250	$172,556,025

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser

 9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of the Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C	Class R
0.25%	0.75%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2025, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$617	$—
Contingent Deferred Sales Charges:	$—	$14

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	8.83%

The Investment Adviser may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2025, the per account fees for affiliated recordkeeping services paid by the Fund were $5,864.

NOTE 7 — LICENSING FEE

The Fund pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

 10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class R	Class R6	Class W
1.00%	1.50%	0.75%	1.25%	0.75%	0.75%

Pursuant to a side letter agreement, through October 1, 2026, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A	Class C	Class I	Class R	Class R6	Class W
0.95%	1.45%	0.70%	1.20%	0.70%	0.70%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2025, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2026 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended November 30, 2025 as follows:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
2	$14,305,500	5.33%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
11/30/2025	32,827	—	—	(311,988)	—	(279,161)	621,039	—	—	(5,940,989)	—	(5,319,950)
5/31/2025	78,540	—	626,353	(555,198)	—	149,695	1,493,261	—	12,138,715	(10,622,236)	—	3,009,740
Class C
11/30/2025	1,045	—	—	(6,876)	—	(5,831)	17,561	—	—	(112,906)	—	(95,345)
5/31/2025	11,374	—	3,141	(11,255)	—	3,260	189,771	—	54,310	(190,970)	—	53,111
Class I
11/30/2025	9,716	—	—	(299,343)	—	(289,627)	197,913	—	—	(5,972,513)	—	(5,774,600)
5/31/2025	251,521	—	58,634	(761,893)	—	(451,738)	4,945,966	—	1,191,452	(16,141,863)	—	(10,004,445)

 11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class R
11/30/2025	7,410	—	—	(74,866)	—	(67,456)	137,233	—	—	(1,389,799)	—	(1,252,566)
5/31/2025	31,077	—	76,481	(81,227)	—	26,331	572,814	—	1,438,600	(1,480,742)	—	530,672
Class R6
9/30/2025(1)- 11/30/2025	146	—	—	—	—	146	3,000	—	—	—	—	3,000
Class W
11/30/2025	9,173	—	—	(1,268,955)	—	(1,259,782)	178,026	—	—	(25,481,021)	—	(25,302,995)
5/31/2025	262,172	—	129,491	(335,066)	—	56,597	4,700,585	—	2,642,921	(6,758,391)	—	585,115

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2025:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Int’l Ltd.	$624,304	$(624,304)	$—
BNP Paribas Securities Corp.	10,323	(10,323)	—
BofA Securities Inc	210,423	(210,423)	—
Citigroup Global Markets Inc.	67,338	(67,338)	—
Deutsche Bank Securities Inc.	889	(889)	—
HSBC Bank PLC	442,214	(442,214)	—
Janney Montgomery Scott LLC	164,604	(164,604)	—
National Financial Services LLC	405,603	(405,603)	—
Scotia Capital (USA) Inc.	39,800	(39,800)	—
State Street Bank and Trust Co.	670,489	(670,489)	—
UBS AG	22,220	(22,220)	—
Wells Fargo Securities LLC	344,145	(344,145)	—
Total	$3,002,352	$(3,002,352)	$—

 12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

(1)	Cash collateral with a fair value of $3,093,026 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2025		Year Ended May 31, 2024
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$3,496,290	$14,122,221	$1,201,283	$—

The tax-basis components of distributable earnings as of May 31, 2025, were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings/(Loss)
$1,162,766	$7,700,931	$21,226,652	$—	$30,090,349

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In

 13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023- 09”), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Fund’s financial statements.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2025, the Fund declared and paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.1442	December 12, 2025	December 11, 2025
Class C	NII	$0.0592	December 12, 2025	December 11, 2025
Class I	NII	$0.1897	December 12, 2025	December 11, 2025
Class R	NII	$0.0956	December 12, 2025	December 11, 2025
Class R6	NII	$0.1964	December 12, 2025	December 11, 2025
Class W	NII	$0.1253	December 12, 2025	December 11, 2025
All Classes	STCG	$0.8733	December 12, 2025	December 11, 2025
All Classes	LTCG	$3.7118	December 12, 2025	December 11, 2025

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

 14

Voya MI Dynamic SMID Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 3.7%
6,126 (1)(2)	AST SpaceMobile, Inc.	$344,281	0.3
23,919 (2)	CarGurus, Inc.	843,862	0.6
6,974 (2)	EchoStar Corp. - Class A	511,125	0.4
57,593 (2)	Lumen Technologies, Inc.	467,079	0.3
28,232 (2)	Magnite, Inc.	414,728	0.3
17,870	New York Times Co. - Class A	1,152,615	0.9
88,729	Playtika Holding Corp.	359,353	0.3
45,141 (2)	PubMatic, Inc. - Class A	406,720	0.3
91,222 (2)	ZipRecruiter, Inc. - Class A	433,305	0.3
		4,933,068	3.7

	Consumer Discretionary: 6.7%
47,077	Camping World Holdings, Inc. - Class A	526,792	0.4
45,843	Gap, Inc.	1,240,970	0.9
51,264	Gentex Corp.	1,170,357	0.9
19,885	H&R Block, Inc.	837,556	0.6
54,034	Macy’s, Inc.	1,208,200	0.9
54,312 (2)	Mattel, Inc.	1,147,070	0.9
54,297 (2)	Sonos, Inc.	1,007,752	0.7
45,444	Super Group SGHC Ltd.	492,159	0.4
19,419	Travel + Leisure Co.	1,331,755	1.0
		8,962,611	6.7

	Consumer Staples: 0.7%
5,982	Coca-Cola Consolidated, Inc.	974,767	0.7

	Energy: 2.0%
108,120	NOV, Inc.	1,660,723	1.3
184,428	RPC, Inc.	981,157	0.7
		2,641,880	2.0

	Financials: 18.9%
4,597	Affiliated Managers Group, Inc.	1,235,812	0.9
11,438	Axis Capital Holdings Ltd.	1,169,421	0.9
100	Axis Capital Holdings Ltd.	10,224	0.0
48,940	Banc of California, Inc.	902,454	0.7
121,123	BGC Group, Inc. - Class A	1,053,770	0.8
24,851	Chimera Investment Corp.	317,844	0.2
286	Chimera Investment Corp.	3,658	0.0
6,187	Commerce Bancshares, Inc.	333,541	0.3
13,778	F&G Annuities & Life, Inc.	445,167	0.3
49,135	F.N.B. Corp.	817,606	0.6
15,620	First American Financial Corp.	1,027,171	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
13,383	First Hawaiian, Inc.	$333,504	0.2
69,207	First Horizon Corp.	1,546,084	1.2
8,599	Globe Life, Inc.	1,158,543	0.9
11,316	Hancock Whitney Corp.	685,637	0.5
5,834	Hanover Insurance Group, Inc.	1,082,499	0.8
23,427	Janus Henderson Group PLC	1,023,994	0.8
26,144	Jefferies Financial Group, Inc.	1,504,849	1.1
7,238	Kemper Corp.	294,731	0.2
29,927	MGIC Investment Corp.	848,431	0.6
46,649	Old Republic International Corp.	2,150,519	1.6
61,647	P10, Inc. - Class A	578,249	0.4
106,503 (2)	Payoneer Global, Inc.	615,587	0.5
6,042	Popular, Inc.	693,078	0.5
5,009	Prosperity Bancshares, Inc.	344,168	0.3
46,622	Rithm Capital Corp.	535,687	0.4
73,888	Starwood Property Trust, Inc.	1,355,106	1.0
81,717	Valley National Bancorp	925,036	0.7
61,794 (1)	WisdomTree, Inc.	682,206	0.5
34,426	XP, Inc. - Class A	678,537	0.5
16,984	Zions Bancorp NA	904,058	0.7
		25,257,171	18.9

	Health Care: 12.9%
30,142 (2)	Alignment Healthcare, Inc.	579,028	0.4
32,544	Bio-Techne Corp.	2,099,413	1.6
14,793 (2)	Bridgebio Pharma, Inc.	1,065,244	0.8
160,493 (2)	Cytek Biosciences, Inc.	906,786	0.7
14,587 (2)	Cytokinetics, Inc.	993,812	0.7
12,475 (2)	Doximity, Inc. - Class A	641,714	0.5
25,856	Embecta Corp.	329,793	0.2
8,706 (2)	Guardant Health, Inc.	943,905	0.7
10,560 (2)	Haemonetics Corp.	859,056	0.6
13,466 (2)	HealthEquity, Inc.	1,416,354	1.1
11,633 (1)(2)	Hims & Hers Health, Inc.	462,528	0.3
15,757 (2)	LivaNova PLC	1,005,454	0.7
183 (2)	LivaNova PLC	11,677	0.0
24,549 (2)	Option Care Health, Inc.	763,474	0.6
2,763 (2)	Option Care Health, Inc.	85,929	0.1
118,801 (2)	Organogenesis Holdings, Inc.	615,389	0.5
44,886 (2)	RxSight, Inc.	512,598	0.4
65,786 (1)(2)	Sana Biotechnology, Inc.	282,880	0.2
29,917 (2)	Tandem Diabetes Care, Inc.	628,556	0.5
7,928 (2)	Tenet Healthcare Corp.	1,719,108	1.3

See Accompanying Notes to Financial Statements

 15

Voya MI Dynamic SMID Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
35,945 (2)	Waystar Holding Corp.	$1,326,730	1.0
		17,249,428	12.9

	Industrials: 20.6%
12,912	A.O. Smith Corp.	851,934	0.6
4,157	Acuity Brands, Inc.	1,523,208	1.1
7,558	Albany International Corp. - Class A	360,365	0.3
8,398	Allison Transmission Holdings, Inc.	744,567	0.6
8,354	Applied Industrial Technologies, Inc.	2,162,182	1.6
5,880 (2)	Bloom Energy Corp. - Class A	642,331	0.5
28,353 (2)	Core & Main, Inc. - Class A	1,370,584	1.0
20,360	Enerpac Tool Group Corp.	771,033	0.6
30,693	Flowserve Corp.	2,189,946	1.6
10,722	Graco, Inc.	883,922	0.7
17,163	Hexcel Corp.	1,308,336	1.0
10,170	ITT, Inc.	1,872,907	1.4
27,050	Kennametal, Inc.	748,744	0.6
63,033 (2)	Legalzoom.com, Inc.	588,098	0.4
36,864 (2)	Lyft, Inc. - Class A	775,250	0.6
9,585 (2)	Nextracker, Inc. - Class A	878,178	0.7
3,074	Nordson Corp.	730,567	0.5
7,666	Owens Corning	868,098	0.6
4,680 (2)	Paylocity Holding Corp.	689,504	0.5
19,537	Robert Half International, Inc.	528,280	0.4
17,182 (2)	Rocket Lab Corp.	724,049	0.5
70,179 (2)	Titan International, Inc.	567,748	0.4
10,562	Toro Co.	736,594	0.5
82,391	Vestis Corp.	533,894	0.4
4,003	Watsco, Inc.	1,386,639	1.0
7,082	Watts Water Technologies, Inc. - Class A	1,953,782	1.5
26,684	Zurn Elkay Water Solutions Corp.	1,272,827	1.0
		27,663,567	20.6

	Information Technology: 15.5%
19,935 (2)	ACI Worldwide, Inc.	934,154	0.7
19,169 (2)	Alpha & Omega Semiconductor Ltd.	388,747	0.3
64,845 (2)	Amplitude, Inc. - Class A	666,607	0.5
8,853 (2)	ASGN, Inc.	398,474	0.3
4,191 (2)	Astera Labs, Inc.	660,376	0.5
66,557 (2)	AvePoint, Inc.	865,241	0.6
15,453	Bentley Systems, Inc. - Class B	648,408	0.5
85,474 (2)	BigCommerce Holdings, Inc.	392,326	0.3
27,259 (2)	Box, Inc. - Class A	805,231	0.6
30,349 (1)(2)	Cerence, Inc.	336,267	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
19,559 (1)(2)	Cleanspark, Inc.	$295,341	0.2
10,028 (2)	Coherent Corp.	1,647,199	1.2
5,579 (2)	Credo Technology Group Holding Ltd.	990,830	0.7
8,128	Dolby Laboratories, Inc. - Class A	548,234	0.4
20,220 (2)	Dynatrace, Inc.	901,003	0.7
35,107 (2)	Extreme Networks, Inc.	614,373	0.5
9,904 (2)	IonQ, Inc.	488,267	0.4
54,461 (2)	Knowles Corp.	1,224,283	0.9
21,152 (1)(2)	Marathon Digital Holdings, Inc.	249,805	0.2
16,368 (2)	Nutanix, Inc. - Class A	782,390	0.6
19,886 (2)	Pure Storage, Inc. - Class A	1,769,059	1.3
9,232 (2)	Rubrik, Inc. - Class A	639,962	0.5
3,894 (2)	Sandisk Corp.	869,452	0.6
9,329	TD SYNNEX Corp.	1,422,486	1.1
23,734 (2)	TTM Technologies, Inc.	1,665,652	1.2
62,194 (2)	Yext, Inc.	523,673	0.4
		20,727,840	15.5

	Materials: 4.9%
8,145	AptarGroup, Inc.	1,016,089	0.7
4,232 (2)	Axalta Coating Systems Ltd.	127,510	0.1
78,824 (2)	Cleveland-Cliffs, Inc.	1,027,865	0.8
10,760	Crown Holdings, Inc.	1,041,891	0.8
40,051	Element Solutions, Inc.	1,038,122	0.8
66,166	Huntsman Corp.	689,449	0.5
15,175	RPM International, Inc.	1,627,519	1.2
		6,568,445	4.9

	Real Estate: 7.7%
133,002	Apartment Investment and Management Co. - Class A	759,442	0.6
46,352	Brixmor Property Group, Inc.	1,211,641	0.9
32,229	CareTrust REIT, Inc.	1,209,554	0.9
17,748	EPR Properties	927,688	0.7
14,537	First Industrial Realty Trust, Inc.	832,098	0.6
7,130	Gaming and Leisure Properties, Inc.	310,369	0.2
71,537	Host Hotels & Resorts, Inc.	1,261,197	0.9
168,337 (2)	Hudson Pacific Properties, Inc.	333,307	0.2
80,010	Pebblebrook Hotel Trust	907,314	0.7
90,272 (1)(2)	Real Brokerage, Inc.	358,380	0.3
55,961	Sabra Health Care REIT, Inc.	1,091,799	0.8
33,966	Tanger Factory Outlet Centers, Inc.	1,140,578	0.9
		10,343,367	7.7

See Accompanying Notes to Financial Statements

 16

Voya MI Dynamic SMID Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 5.1%
39,526	MDU Resources Group, Inc.	$842,694	0.6
12,663	National Fuel Gas Co.	1,044,064	0.8
69,461	NiSource, Inc.	3,065,314	2.3
17,657	OGE Energy Corp.	808,338	0.6
3,919 (1)(2)	Oklo, Inc.	358,118	0.2
9,385	ONE Gas, Inc.	785,900	0.6
		6,904,428	5.1

	Total Common Stock (Cost $118,838,802)	132,226,572	98.7

EXCHANGE-TRADED FUNDS: 1.2%
20,851 (1)	iShares Russell 2500 ETF	1,569,872	1.2

	Total Exchange-Traded Funds (Cost $1,537,238)	1,569,872	1.2

	Total Long-Term Investments (Cost $120,376,040)	133,796,444	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 2.3%
906,000 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/30/2025, 4.080%, due 12/01/2025 (Repurchase Amount $906,304, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $924,120, due 01/02/26-02/01/57)	906,000	0.7
1,000,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 11/30/2025, 4.170%, due 12/01/2025 (Repurchase Amount $1,000,343, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,020,354, due 12/11/25-11/15/55)	1,000,000	0.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
187,026 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 11/30/2025, 4.090%, due 12/01/2025 (Repurchase Amount $187,089, collateralized by various U.S. Government Securities, 0.375%-4.875%, Market Value plus accrued interest $190,767, due 12/31/25-05/15/55)	$187,026	0.1
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 11/30/2025, 4.190%, due 12/01/2025 (Repurchase Amount $1,000,344, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,017,744, due 04/15/28-02/15/55)	1,000,000	0.7
	Total Repurchase Agreements (Cost $3,093,026)	3,093,026	2.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
132,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $132,000)	$132,000	0.1

	Total Short-Term Investments (Cost $3,225,026)	3,225,026	2.4

	Total Investments in Securities (Cost $123,601,066)	$137,021,470	102.3

	Liabilities in Excess of Other Assets	(3,107,021)	(2.3)

	Net Assets	$133,914,449	100.0

See Accompanying Notes to Financial Statements

 17

Voya MI Dynamic SMID Cap Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2025.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$132,226,572	$—	$—	$132,226,572
Exchange-Traded Funds	1,569,872	—	—	1,569,872
Short-Term Investments	132,000	3,093,026	—	3,225,026
Total Investments, at fair value	$133,928,444	$3,093,026	$—	$137,021,470

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $125,308,804.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$19,433,593
Gross Unrealized Depreciation	(7,720,927)
Net Unrealized Appreciation	$11,712,666

See Accompanying Notes to Financial Statements

 18

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT, SUB-ADVISORY CONTRACT, AND SUB-SUB-ADVISORY CONTRACT

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya MI Dynamic SMID Cap Fund (formerly, Voya Mid Cap Research Enhanced Index Fund), a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, the sub-advisory contract (the “Sub-Advisory Contract”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), and the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract” and together with the Management Contract and Sub-Advisory Contract, the “Contracts”) with Voya Investment Management UK, the sub-sub-adviser to the Fund (the “Sub-Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Adviser, and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory, and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, Sub-Adviser, or Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers and their sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the

 19

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-advisers or allocation among sub-advisers or sub-sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Adviser, and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser and Sub-Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager, Sub-Adviser, and Sub-Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, Sub-Adviser, and Sub-Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Adviser, and Sub-Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate if and when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Adviser, or Sub-Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory and sub-sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Adviser, and Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager, Sub-Adviser, or Sub-Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser and Sub-Sub-Adviser for sub-advisory and by the Sub-Adviser to the sub-sub-advisory services for the

 20

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser and Sub-Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser and Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory and sub-sub-advisory fee rates payable by the Manager to the Sub-Adviser and by the Sub-Adviser to the Sub-Sub-Adviser, respectively. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Adviser, and Sub-Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s and Sub-Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s, Sub-Adviser’s, and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the five-year period, the third quintile for the three-year period, and the fourth quintile for the year-to-date, one-year and ten-year periods; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management

 21

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2026.

 22

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163060 (1125)

Semi-Annual Financial Statements and Other Information

November 30, 2025

Voya Global Income & Growth Fund

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$422,706,296
Short-term investments at fair value†	24,836,094
Cash	97,951
Foreign currencies at value‡	279,866
Receivables:
Investment securities and currencies sold	598,797
Fund shares sold	22,725
Dividends	329,648
Interest	2,835,945
Foreign tax reclaims	54,392
Prepaid expenses	58,332
Reimbursement due from Investment Adviser	3,497
Other assets	44,288
Total assets	451,867,831

LIABILITIES:
Income distribution payable	54,593
Payable for investment securities purchased	1,257,669
Payable for fund shares redeemed	707,337
Payable upon receipt of securities loaned	6,553,670
Payable for investment management fees	270,999
Payable for distribution and shareholder service fees	82,034
Payable to trustees under the deferred compensation plan (Note 6)	44,288
Payable for trustee fees	1,089
Other accrued expenses and liabilities	336,588
Written options, at fair value^	91,541
Total liabilities	9,399,808
NET ASSETS	$442,468,023

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$414,001,606
Total distributable earnings	28,466,417
NET ASSETS	$442,468,023

+ Including securities loaned at value	$6,350,565
* Cost of investments in securities	$373,766,910
† Cost of short-term investments	$24,836,094
‡ Cost of foreign currencies	$269,220
^ Premiums received on written options	$61,343

See Accompanying Notes to Financial Statements

 1

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited) (continued)

Class A
Net assets	$346,800,280
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	28,088,895
Net asset value and redemption price per share†	$12.35
Maximum offering price per share (5.75%)(1)	$13.10

Class C
Net assets	$13,749,135
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,089,901
Net asset value and redemption price per share†	$12.62

Class I
Net assets	$55,231,165
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	4,366,359
Net asset value and redemption price per share	$12.65

Class R6
Net assets	$563,227
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	44,331
Net asset value and redemption price per share	$12.71

Class W
Net assets	$26,124,216
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	2,068,759
Net asset value and redemption price per share	$12.63

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

 2

STATEMENT OF OPERATIONS for the six months ended November 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,512,258
Interest	5,337,958
Securities lending income, net	46,782
Other	1,025
Total investment income	6,898,023
EXPENSES:
Investment management fees	1,637,247
Distribution and shareholder service fees:
Class A	425,291
Class C	71,128
Transfer agent fees:
Class A	170,962
Class C	7,148
Class I	15,910
Class R6	42
Class W	13,199
Shareholder reporting expense	19,647
Registration fees	39,682
Professional fees	22,412
Custody and accounting expense	43,505
Trustee fees	5,442
Proxy and solicitation costs (Note 6)	73,300
Miscellaneous expense	24,062
Total expenses	2,568,977
Waived and reimbursed fees	(208,872)
Net expenses	2,360,105
Net investment income	4,537,918
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	19,279,390
Foreign currency related transactions	(142,274)
Written options	130,343
Net realized gain	19,267,459

Net change in unrealized appreciation (depreciation) on:
Investments	22,555,154
Foreign currency related transactions	(20,982)
Written options	(66,212)
Net change in unrealized appreciation (depreciation)	22,467,960
Net realized and unrealized gain	41,735,419
Increase in net assets resulting from operations	$46,273,337
* Foreign taxes withheld	$55,120

See Accompanying Notes to Financial Statements

 3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$4,537,918	$7,027,999
Net realized gain (loss)	19,267,459	(7,951,303)
Net change in unrealized appreciation (depreciation)	22,467,960	26,824,519
Increase in net assets resulting from operations	46,273,337	25,901,215

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(10,814,479)	(10,313,355)
Class C	(400,849)	(266,032)
Class I	(1,807,064)	(1,894,776)
Class R6	(32,066)	(63,318)
Class W	(864,041)	(497,862)
Return of capital:
Class A	—	(9,759,501)
Class C	—	(485,023)
Class I	—	(1,632,208)
Class R6	—	(43,208)
Class W	—	(768,555)
Total distributions	(13,918,499)	(25,723,838)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,184,644	23,186,986
Proceeds from shares issued in merger (Note 13)	—	347,374,750
Reinvestment of distributions	13,589,752	24,926,057
	23,774,396	395,487,793
Cost of shares redeemed	(38,640,222)	(95,149,918)
Net increase (decrease) in net assets resulting from capital share transactions	(14,865,826)	300,337,875
Net increase in net assets	17,489,012	300,515,252

NET ASSETS:
Beginning of year or period	424,979,011	124,463,759
End of year or period	$442,468,023	$424,979,011

See Accompanying Notes to Financial Statements

 4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-25+	11.46	0.12	•	1.15	1.27	0.13	0.25	—	0.38	—	12.35	11.24	1.21	1.10	1.10	2.06	346,800	69
05-31-25	11.49	0.25	•	0.79	1.04	0.18	0.55	0.34	1.07	—	11.46	9.52	1.24	1.10	1.10	2.22	328,463	157
05-31-24	10.26	0.26	•	1.26	1.52	0.29	—	—	0.29	—	11.49	14.90	0.75	0.74	0.74	2.35	107,553	116
05-31-23	11.09	0.16	•	(0.59)	(0.43)	0.11	0.29	—	0.40	—	10.26	(3.69)	0.88	0.72	0.72	1.57	102,002	38
05-31-22	13.66	0.16	•	(1.30)	(1.14)	0.47	0.96	—	1.43	—	11.09	(9.86)	0.86	0.70	0.70	1.20	114,575	44
05-31-21	10.58	0.18	•	3.21	3.39	0.31	—	—	0.31	—	13.66	32.20	0.90	0.65	0.65	1.49	134,478	38
Class C
11-30-25+	11.71	0.08	•	1.18	1.26	0.10	0.25	—	0.35	—	12.62	10.85	1.96	1.85	1.85	1.31	13,749	69
05-31-25	11.76	0.17	•	0.80	0.97	0.13	0.55	0.34	1.02	—	11.71	8.67	1.99	1.85	1.85	1.47	14,892	157
05-31-24	10.48	0.18	•	1.30	1.48	0.20	—	—	0.20	—	11.76	14.16	1.50	1.49	1.49	1.61	1,084	116
05-31-23	11.31	0.08	•	(0.60)	(0.52)	0.02	0.29	—	0.31	—	10.48	(4.48)	1.63	1.47	1.47	0.81	1,126	38
05-31-22	13.85	0.05	•	(1.32)	(1.27)	0.31	0.96	—	1.27	—	11.31	(10.50)	1.61	1.45	1.45	0.38	1,426	44
05-31-21	10.70	0.09	•	3.25	3.34	0.19	—	—	0.19	—	13.85	31.29	1.65	1.40	1.40	0.69	2,863	38
Class I
11-30-25+	11.74	0.14	•	1.18	1.32	0.16	0.25	—	0.41	—	12.65	11.35	0.91	0.85	0.85	2.31	55,231	69
05-31-25	11.75	0.29	•	0.80	1.09	0.21	0.55	0.34	1.10	—	11.74	9.77	0.92	0.85	0.85	2.46	53,804	157
05-31-24	10.48	0.29	•	1.29	1.58	0.31	—	—	0.31	—	11.75	15.24	0.49	0.49	0.49	2.59	14,864	116
05-31-23	11.33	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.48	(3.52)	0.58	0.47	0.47	1.85	14,992	38
05-31-22	13.92	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.33	(9.60)	0.56	0.45	0.45	1.42	14,443	44
05-31-21	10.77	0.21	•	3.27	3.48	0.33	—	—	0.33	—	13.92	32.57	0.60	0.40	0.40	1.69	16,811	38
Class R6
11-30-25+	11.79	0.14	•	1.19	1.33	0.16	0.25	—	0.41	—	12.71	11.39	0.86	0.85	0.85	2.31	563	69
05-31-25	11.79	0.29	•	0.81	1.10	0.21	0.55	0.34	1.10	—	11.79	9.82	0.89	0.85	0.85	2.49	1,770	157
05-31-24	10.52	0.30	•	1.28	1.58	0.31	—	—	0.31	—	11.79	15.20	0.42	0.42	0.42	2.66	863	116
05-31-23	11.37	0.20	•	(0.62)	(0.42)	0.14	0.29	—	0.43	—	10.52	(3.49)	0.50	0.47	0.47	1.87	640	38
05-31-22	13.96	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.37	(9.54)	1.11	0.45	0.45	1.47	637	44
05-31-21	10.81	0.19	•	3.30	3.49	0.34	—	—	0.34	—	13.96	32.52	1.17	0.40	0.40	1.49	611	38
Class W
11-30-25+	11.72	0.14	•	1.18	1.32	0.16	0.25	—	0.41	—	12.63	11.37	0.96	0.85	0.85	2.31	26,124	69
05-31-25	11.73	0.29	•	0.80	1.09	0.21	0.55	0.34	1.10	—	11.72	9.79	0.99	0.85	0.85	2.49	26,050	157
05-31-24	10.46	0.28	•	1.30	1.58	0.31	—	—	0.31	—	11.73	15.27	0.50	0.49	0.49	2.56	100	116
05-31-23	11.31	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.46	(3.52)	0.63	0.47	0.47	1.82	116	38
05-31-22	13.90	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.31	(9.61)	0.61	0.45	0.45	1.45	123	44
05-31-21	10.75	0.22	•	3.26	3.48	0.33	—	—	0.33	—	13.90	32.60	0.65	0.40	0.40	1.72	134	38

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

 5

FINANCIAL HIGHLIGHTS (continued)

(4)	Ratios do not include expenses of the Underlying Funds.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

 6

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Global Income & Growth Fund (“Global Income & Growth” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration

 7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

 8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility.

 9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

 10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

As of November 30, 2025, the Fund did not have any open OTC derivatives.

D. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the period ended November 30, 2025, the Fund did not enter into any forward foreign currency contracts.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

During the period ended November 30, 2025, the Fund did not enter into any futures contracts.

E. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

 11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended November 30, 2025, the Fund had written exchange-traded options on equity securities to generate income from option premiums. The Fund had an average notional value on written exchange-traded options of $24,499,729. Please refer to the tables within the Portfolio of Investments for open written exchange-traded options at November 30, 2025.

F. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a

Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

During the period ended November 30, 2025, the Fund did not enter into any total return swaps.

 12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Equity-Linked Notes. The Fund invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Fund records the net change in the fair value of the equity-linked note on the accompanying Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund. Please refer to the Portfolio of Investments for open equity-linked notes at November 30, 2025.

H. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays capital gain distributions, if any, at least annually. Dividend distributions, if any, are declared and paid at least monthly to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

I. Convertible Securities. The Fund may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

J. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

K. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

L. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$282,932,429	$307,969,165

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Effective November 1, 2025, the Management Agreement compensates the Investment Adviser with a management fee computed

 13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

daily and payable monthly, based on the average daily net assets equal to 0.750%.

Prior to November 1, 2025, The Management Agreement compensated the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds; 0.750% on the Fund’s average daily net assets invested in direct investments; and 0.40% the Fund’s average daily net assets invested in all other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund each has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A and Class C shares of the Fund pay the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C
0.25%	1.00%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2025, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:	$2,183

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	26.21%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2025, the per account fees for affiliated recordkeeping services paid by the Fund were $56,969.

During the period ended November 30, 2025, the Fund incurred $73,300 of proxy and solicitation costs associated with obtaining shareholder approval relating to its proposed management fee change. The Investment Adviser or an affiliate reimbursed the Fund for these costs.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

Class A	Class C	Class I	Class R6	Class W
1.10%	1.85%	0.85%	0.85%	0.85%

 14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

November 30,
2026	2027	2028	Total
$22,515	$49,693	$158,179	$230,387

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2025, are as follows:

	November 30,
	2026	2027	2028	Total

Class A	$74,231	$97,767	$249,629	$421,627
Class C	864	3,015	11,107	14,986
Class I	4,979	10,476	6,549	22,004
Class R6	—	47	73	120
	November 30,
	2026	2027	2028	Total
Class W	86	3,584	18,874	22,544

The Expense Limitation Agreement is contractual through October 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the period ended November 30, 2025.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Class A
11/30/2025	503,922	—	871,020	(1,951,321)	—	(576,379)	6,091,880	—	10,518,391	(23,443,993)	—	(6,833,722)
5/31/2025	965,521	20,771,677	1,719,242	(4,153,394)	—	19,303,046	10,887,861	237,650,702	19,362,967	(47,046,856)	—	220,854,674
Class C
11/30/2025	65,468	—	32,179	(279,533)	—	(181,886)	810,029	—	396,839	(3,418,445)	—	(2,211,577)
5/31/2025	13,081	1,676,811	64,408	(574,749)	—	1,179,551	149,683	19,592,921	744,880	(6,669,686)	—	13,817,798
Class I
11/30/2025	247,909	—	144,561	(609,548)	—	(217,078)	3,053,796	—	1,788,089	(7,487,351)	—	(2,645,466)
5/31/2025	958,117	5,206,958	299,538	(3,146,433)	—	3,318,180	11,063,626	61,044,485	3,462,692	(36,745,954)	—	38,824,849
Class R6
11/30/2025	12,810	—	2,603	(121,189)	—	(105,776)	155,218	—	32,066	(1,479,999)	—	(1,292,715)

 15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
(continued)
Class R6
5/31/2025	66,183	26,847	9,224	(25,324)	—	76,930	766,813	316,071	106,526	(289,271)	—	900,139
Class W
11/30/2025	6,060	—	69,194	(229,289)	—	(154,035)	73,721	—	854,367	(2,810,434)	—	(1,882,346)
5/31/2025	27,246	2,458,057	107,789	(378,839)	—	2,214,253	319,003	28,770,571	1,248,992	(4,398,151)	—	25,940,415

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2025:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$279,260	$(279,260)	$—
J.P. Morgan Securities LLC	2,105,877	(2,105,877)	—
J.P. Morgan Securities Plc.	921,029	(921,029)	—
Jefferies International Ltd.	469,672	(469,672)	—
Jefferies LLC	1,935,745	(1,935,745)	—
Wells Fargo Securities LLC	638,982	(638,982)	—
Total	$6,350,565	$(6,350,565)	$—

(1)	Cash collateral with a fair value of $6,553,670 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs), foreign currency transactions and wash sale deferrals.

 16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2025			Year Ended May 31, 2024
Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
$7,155,637	$5,879,706	$12,688,495	$3,185,240	$—

The tax-basis components of distributable earnings as of May 31, 2025 were:

Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
(Depreciation)	Amount	Character	Earnings/(Loss)
$24,045,027	$(5,625,475)	Short-term	$(3,888,421)
	(22,307,973)	Long-term
$(27,933,448)*

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken

 17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign

(non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — REORGANIZATIONS

On October 25, 2024, Global Income & Growth (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Global Diversified Payment Fund (“Acquired Fund 1”) and Voya Global Perspectives® Fund (“Acquired Fund 2” and, together with Acquired Fund 1, the “Acquired Funds”), open-end investment companies that are not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2024, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended May 31, 2025, are as follows (Unaudited):

Net investment income	$17,276,210

Net realized and unrealized gain on investments	$83,915,402

Net increase in net assets resulting from operations	$101,191,612

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s statement of operations since October 25, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Acquired Funds	Total Net Assets of Acquired Funds (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Funds’ Capital Loss Carryforwards (000s)	Acquired Funds’ Unrealized Depreciation (000s)	Funds’ Conversion Ratio
Acquired Fund 1	$237,081	$128,445	$(11,693)	$(1,664)	0.5996
Acquired Fund 2	$110,294	$128,445	$(10,669)	$(785)	0.9321

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $475,819,963.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280)  – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net

 18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 14 — SEGMENT REPORTING (continued)

assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023- 09”), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Fund’s financial statements.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2025, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0640	December 31, 2025	December 30, 2025
Class C	$0.0580	December 31, 2025	December 30, 2025
Class I	$0.0680	December 31, 2025	December 30, 2025
Class R6	$0.0680	December 31, 2025	December 30, 2025
Class W	$0.0680	December 31, 2025	December 30, 2025

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

 19

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 33.2%
	Canada: 0.5%
8,025	Dollarama, Inc.	$1,148,234	0.2
27,715	Loblaw Cos. Ltd.	1,229,618	0.3
		2,377,852	0.5

	China: 0.8%
31,385	Atour Lifestyle Holdings Ltd., ADR	1,204,243	0.3
12,940 (1)	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. - Class H	760,396	0.1
22,709	Tencent Holdings Ltd., ADR	1,794,919	0.4
		3,759,558	0.8

	France: 0.4%
5,075	EssilorLuxottica SA	1,820,272	0.4

	Germany: 1.3%
7,220	Heidelberg Materials AG	1,853,948	0.4
3,690	Hochtief AG	1,306,232	0.3
22,145	RWE AG	1,124,752	0.3
10,405 (1)	Siemens Energy AG	1,393,252	0.3
		5,678,184	1.3

	Italy: 0.6%
72,910	Banca Mediolanum SpA	1,562,304	0.4
14,495	UniCredit SpA	1,079,046	0.2
		2,641,350	0.6

	Japan: 2.3%
18,775	Chugai Pharmaceutical Co. Ltd.	1,005,328	0.2
39,270	Japan Tobacco, Inc.	1,477,160	0.3
33,350	Kajima Corp.	1,243,268	0.3
30,920	Mitsubishi Heavy Industries Ltd.	783,179	0.2
37,295	Mizuho Financial Group, Inc.	1,315,279	0.3
31,390	NEC Corp.	1,185,997	0.3
36,675	Sompo Holdings, Inc.	1,161,560	0.2
71,240	Sony Group Corp., ADR	2,090,894	0.5
		10,262,665	2.3

	Netherlands: 0.7%
1,600 (1)	Argenx SE, ADR	1,459,168	0.3
1,500	ASML Holding N.V.	1,590,000	0.4
		3,049,168	0.7

	Singapore: 1.4%
29,150	DBS Group Holdings Ltd.	1,221,049	0.3
321,540	Keppel Corp. Ltd.	2,543,028	0.6
657,910	Singapore Telecommunications Ltd.	2,407,167	0.5
		6,171,244	1.4

	South Korea: 1.5%
1,236	Hanwha Aerospace Co. Ltd.	717,482	0.2
1,375	HD Hyundai Electric Co. Ltd.	728,429	0.2
2,555	HD Hyundai Heavy Industries Co. Ltd.	932,237	0.2
17,860	KB Financial Group, Inc., ADR	1,519,708	0.3
21,910	Samsung Electronics Co. Ltd.	1,504,842	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
10,870	Samsung Life Insurance Co. Ltd.	$1,133,613	0.3
		6,536,311	1.5

	Spain: 0.2%
17,330 (2)	Indra Sistemas SA	926,708	0.2

	Switzerland: 0.5%
5,835	Galderma Group AG	1,164,905	0.3
14,240	Sandoz Group AG	1,007,275	0.2
		2,172,180	0.5

	Taiwan: 0.4%
5,320	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,550,833	0.4

	United Kingdom: 2.9%
70,931	Barclays PLC, ADR	1,616,518	0.4
36,735	Halma PLC	1,733,539	0.4
81,825	HSBC Holdings PLC	1,159,539	0.3
1,251,030	Lloyds Banking Group PLC	1,586,605	0.3
102,291	Rolls-Royce Holdings PLC	1,443,759	0.3
45,760	TechnipFMC PLC	2,071,098	0.5
247,095	Tesco PLC	1,473,584	0.3
47,735	Weir Group PLC	1,754,675	0.4
		12,839,317	2.9

	United States: 19.7%
4,085	AbbVie, Inc.	930,155	0.2
24,570	Alphabet, Inc. - Class A	7,866,823	1.8
27,562 (1)	Amazon.com, Inc.	6,428,010	1.5
29,037	Apple, Inc.	8,096,967	1.8
7,495 (1)	Boston Scientific Corp.	761,342	0.2
8,495	Broadcom, Inc.	3,423,145	0.8
3,546	Capital One Financial Corp.	776,822	0.2
7,690	Cardinal Health, Inc.	1,632,279	0.4
3,035	Caterpillar, Inc.	1,747,432	0.4
7,238 (1)	CBRE Group, Inc. - Class A	1,171,326	0.3
28,150 (1)	Chewy, Inc. - Class A	978,776	0.2
19,585	Cisco Systems, Inc.	1,506,870	0.3
11,015	Citigroup, Inc.	1,141,154	0.3
16,450	CRH PLC IE	1,972,044	0.4
760 (1)	Crowdstrike Holdings, Inc. - Class A	386,962	0.1
2,280	Cummins, Inc.	1,135,394	0.3
14,325	CVS Health Corp.	1,151,157	0.3
2,230	Eli Lilly & Co.	2,398,298	0.5
10,500	Estee Lauder Cos., Inc. - Class A	987,735	0.2
29,305	Ferrovial SE	1,921,943	0.4
22,630	Freeport-McMoRan, Inc.	972,637	0.2
11,490	Gilead Sciences, Inc.	1,445,902	0.3
2,275 (1)	Insulet Corp.	744,357	0.2
1,030	Intuit, Inc.	653,102	0.1
5,950	JPMorgan Chase & Co.	1,862,826	0.4
3,644	Mastercard, Inc. - Class A	2,006,131	0.5
1,985	McKesson Corp.	1,749,023	0.4
14,484	Merck & Co., Inc.	1,518,358	0.3

See Accompanying Notes to Financial Statements

20

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
3,028	Meta Platforms, Inc. - Class A	$1,961,993	0.4
14,031	Microsoft Corp.	6,903,392	1.6
2,215	Moody’s Corp.	1,087,078	0.2
6,885	Morgan Stanley	1,168,109	0.3
7,035 (1)	Netflix, Inc.	756,825	0.2
48,669	NVIDIA Corp.	8,614,413	1.9
4,405 (1)	Palantir Technologies, Inc. - Class A	742,022	0.2
1,660	Parker-Hannifin Corp.	1,430,422	0.3
3,085	Rockwell Automation, Inc.	1,221,228	0.3
4,500 (1)	Take-Two Interactive Software, Inc.	1,107,315	0.2
3,755 (1)	Tesla, Inc.	1,615,288	0.4
14,694	Walmart, Inc.	1,623,834	0.4
17,525	Wells Fargo & Co.	1,504,521	0.3
		87,103,410	19.7
	Total Common Stock (Cost $118,430,820)	146,889,052	33.2
Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 29.7%
	Australia: 0.2%
1,000,000 (3)(4)	IREN Ltd., 2.170%, 07/01/2031	887,148	0.2

	Austria: 0.2%
EUR600,000	voestalpine AG, 2.750%, 04/28/2028	780,977	0.2

	China: 2.3%
HKD6,000,000 (3)	Alibaba Group Holding Ltd., (1.780)%, 07/09/2032	867,750	0.2
1,600,000 (3)	Alibaba Group Holding Ltd., (0.940)%, 09/15/2032	1,705,600	0.4
875,000	Alibaba Group Holding Ltd., 0.500%, 06/01/2031	1,443,304	0.3
400,000	China Hongqiao Group Ltd., 1.500%, 03/26/2030	675,010	0.1
HKD5,000,000 (3)	China Pacific Insurance Group Co. Ltd., (0.140)%, 09/18/2030	646,622	0.1
610,000 (4)	GDS Holdings Ltd., 2.250%, 06/01/2032	790,407	0.2
600,000	Gold Pole Capital Co. Ltd., 1.000%, 06/25/2029	997,064	0.2
HKD3,000,000 (3)	Ping An Insurance Group Co. of China Ltd., (2.850)%, 06/11/2030	439,270	0.1
800,000	Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/2029	1,148,799	0.3
1,290,000	Trip.com Group Ltd., 0.750%, 06/15/2029	1,570,246	0.4
		10,284,072	2.3
Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Denmark: 0.3%
900,000	Ascendis Pharma A/S, 2.250%, 04/01/2028	$1,276,155	0.3

	France: 0.6%
EUR600,000	Cara Obligations SAS, 1.500%, 12/01/2030	884,566	0.2
EUR500,000	Elis SA, 2.250%, 09/22/2029	902,252	0.2
EUR800,000	Legrand SA, 1.500%, 06/23/2033	1,003,781	0.2
		2,790,599	0.6

	Germany: 0.3%
EUR700,000	Nordex SE, 4.250%, 04/14/2030	1,495,070	0.3

	Hong Kong: 0.3%
HKD10,000,000	Link CB Ltd., 4.500%, 12/12/2027	1,299,765	0.3

	Israel: 0.3%
1,010,000 (3)(4)	Nova Ltd., (3.950)%, 09/15/2030	1,224,928	0.3

	Italy: 0.2%
EUR500,000	Snam SpA IG, 3.250%, 09/29/2028	1,002,856	0.2

	Japan: 0.7%
JPY300,000,000 (3)	Daiwa House Industry Co. Ltd., (2.370)%, 03/30/2029	2,080,439	0.5
JPY40,000,000 (3)	Ibiden Co. Ltd., (7.420)%, 03/14/2031	385,071	0.1
JPY90,000,000 (3)	Toridoll Holdings Corp., (2.620)%, 06/20/2031	667,920	0.1
		3,133,430	0.7

	Macao: 0.5%
2,100,000 (4)	Wynn Macau Ltd., 4.500%, 03/07/2029	2,201,956	0.5

	New Zealand: 0.3%
1,300,000 (3)	Xero Investments Ltd., 0.300%, 12/02/2025	1,300,000	0.3

	Singapore: 0.4%
1,800,000 (3)	STMicroelectronics NV B, 2.700%, 08/04/2027	1,721,259	0.4

	South Korea: 0.5%
900,000	LG Chem Ltd., 1.750%, 06/16/2028	1,119,375	0.3
200,000	SK Hynix, Inc., 1.750%, 04/11/2030	869,000	0.2
		1,988,375	0.5

	Spain: 0.9%
EUR1,800,000	Iberdrola Finanzas SA IBE, 0.800%, 12/07/2027	2,896,827	0.6
EUR900,000	Iberdrola Finanzas SA IBE, 1.500%, 03/27/2030	1,155,607	0.3
		4,052,434	0.9

See Accompanying Notes to Financial Statements

21

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Taiwan: 0.5%
1,200,000 (3)	Quanta Computer, Inc., (1.980)%, 09/16/2029	$1,294,800	0.3
900,000 (3)	Zhen Ding Technology Holding Ltd., (0.210)%, 09/25/2030	909,000	0.2
		2,203,800	0.5

	United Kingdom: 0.2%
EUR500,000	International Consolidated Airlines Group SA IAG, 1.125%, 05/18/2028	833,189	0.2

	United States: 21.0%
1,050,000 (3)	AeroVironment, Inc., (3.390)%, 07/15/2030	1,231,414	0.3
890,000 (4)	Affirm Holdings, Inc., 0.750%, 12/15/2029	954,977	0.2
1,300,000 (2)	Alignment Healthcare, Inc., 4.250%, 11/15/2029	1,940,250	0.4
490,000	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	800,579	0.2
1,250,000 (4)	Alphatec Holdings, Inc., 0.750%, 03/15/2030	2,016,125	0.5
65,000 (4)	Array Technologies, Inc., 2.875%, 07/01/2031	79,664	0.0
1,060,000 (3)(4)	Bloom Energy Corp., 1.220%, 11/15/2030	997,990	0.2
1,155,000 (4)	Bridgebio Pharma, Inc., 1.750%, 03/01/2031	1,923,797	0.4
625,000 (2)	Burlington Stores, Inc., 1.250%, 12/15/2027	840,938	0.2
1,030,000 (3)(4)	BWX Technologies, Inc., 0.690%, 11/01/2030	995,680	0.2
255,000	Celcuity, Inc., 2.750%, 08/01/2031	558,756	0.1
305,000 (3)(4)	Cipher Mining, Inc., (6.540)%, 10/01/2031	452,639	0.1
EUR1,800,000 (4)	Citigroup Global Markets Holdings, Inc./United States, GMTN, 0.800%, 02/05/2030	2,282,667	0.5
850,000 (3)	Cloudflare, Inc., (22.230)%, 08/15/2026	1,008,865	0.2
595,000	Cogent Biosciences, Inc., 1.625%, 11/15/2031	725,123	0.2
1,050,000 (4)	Cohu, Inc., 1.500%, 01/15/2031	1,197,196	0.3
2,800,000	Coinbase Global, Inc., 0.500%, 06/01/2026	2,910,040	0.7
1,055,000 (3)(4)	CyberArk Software Ltd., (1.790)%, 06/15/2030	1,145,203	0.3
1,020,000 (4)	Cytokinetics, Inc., 1.750%, 10/01/2031	1,299,776	0.3
1,340,000 (3)(4)	Datadog, Inc., (1.460)%, 12/01/2029	1,421,255	0.3
750,000 (3)(4)	DoorDash, Inc., 0.270%, 05/15/2030	741,085	0.2
625,000 (4)	Eos Energy Enterprises, Inc., 1.750%, 12/01/2031	700,589	0.2
Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States (continued)
1,275,000 (4)	Exact Sciences Corp., 1.750%, 04/15/2031	$1,564,650	0.3
2,305,000 (3)	Expedia Group, Inc., (22.270)%, 02/15/2026	2,417,162	0.5
EUR700,000 (2)	Ferrovial SE, 0.750%, 05/20/2031	826,385	0.2
790,000 (4)	Galaxy Digital Holdings L.P., 0.500%, 05/01/2031	659,701	0.1
510,000	Granite Construction, Inc., 3.250%, 06/15/2030	769,980	0.2
1,000,000	Guardant Health, Inc., 1.250%, 02/15/2031	1,911,456	0.4
1,150,000	Guidewire Software, Inc., 1.250%, 11/01/2029	1,319,218	0.3
1,220,000 (3)(4)	Halozyme Therapeutics, Inc., (0.590)%, 02/15/2031	1,258,186	0.3
1,420,000 (4)	IMAX Corp., 0.750%, 11/15/2030	1,545,315	0.3
1,200,000 (3)(4)	Impinj, Inc., (0.530)%, 09/15/2029	1,224,323	0.3
750,000 (3)(4)	Ionis Pharmaceuticals, Inc., (1.720)%, 12/01/2030	818,173	0.2
575,000	Ionis Pharmaceuticals, Inc., 1.750%, 06/15/2028	946,411	0.2
885,000	iRhythm Technologies, Inc., 1.500%, 09/01/2029	1,283,793	0.3
1,290,000	Jazz Investments I Ltd., 3.125%, 09/15/2030	1,756,983	0.4
935,000 (4)	JBT Marel Corp., 0.375%, 09/15/2030	925,715	0.2
460,000	JPMorgan Chase Financial Co. LLC DMTs, 1.000%, 04/01/2028	583,744	0.1
1,200,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/2027	1,497,368	0.3
1,260,000 (4)	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030	1,525,167	0.3
1,150,000 (4)	Live Nation Entertainment, Inc., 2.875%, 01/15/2030	1,164,375	0.3
1,410,000 (4)	Lumentum Holdings, Inc., 0.375%, 03/15/2032	2,684,517	0.6
1,675,000 (3)(4)	MACOM Technology Solutions Holdings, Inc., (4.780)%, 12/15/2029	2,041,656	0.5
800,000	Meritage Homes Corp., 1.750%, 05/15/2028	805,078	0.2
945,000 (4)	Mirion Technologies, Inc., 0.250%, 06/01/2030	1,254,247	0.3
1,250,000	MKS, Inc., 1.250%, 06/01/2030	1,576,489	0.4
275,000 (4)	MP Materials Corp., 3.000%, 03/01/2030	824,175	0.2
1,840,000	NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/2027	2,416,136	0.5

See Accompanying Notes to Financial Statements

22

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States (continued)
1,050,000	OSI Systems, Inc., 2.250%, 08/01/2029	$1,607,946	0.4
1,650,000	Parsons Corp., 2.625%, 03/01/2029	1,882,781	0.4
800,000	Rivian Automotive, Inc., 4.625%, 03/15/2029	892,153	0.2
EUR2,100,000	Schneider Electric SE, SUFP, 1.625%, 06/28/2031	2,572,188	0.6
1,245,000 (3)(4)	Semtech Corp., (1.070)%, 10/15/2030	1,312,190	0.3
1,455,000 (3)	Snowflake, Inc., (13.230)%, 10/01/2029	2,507,932	0.6
680,000 (3)(4)	SoFi Technologies, Inc., (33.700)%, 10/15/2026	964,410	0.2
965,000	Solaris Energy Infrastructure, Inc., 0.250%, 10/01/2031	1,061,586	0.2
1,210,000 (4)	Southern Co., 3.250%, 06/15/2028	1,224,537	0.3
605,000 (3)	Spotify USA, Inc., (52.730)%, 03/15/2026	714,954	0.2
400,000 (4)	Tempus AI, Inc., 0.750%, 07/15/2030	493,997	0.1
615,000 (3)(4)	Terawulf, Inc., (0.280)%, 05/01/2032	626,276	0.1
1,255,000 (3)	Uber Technologies, Inc., (180.730)%, 12/15/2025	1,357,201	0.3
600,000	UGI Corp., 5.000%, 06/01/2028	875,195	0.2
855,000 (3)(4)	Unity Software, Inc., (7.590)%, 03/15/2030	1,199,672	0.3
950,000	Veeco Instruments, Inc., 2.875%, 06/01/2029	1,196,606	0.3
1,100,000 (4)	Viavi Solutions, Inc., 0.625%, 03/01/2031	1,564,051	0.3
1,000,000	Viavi Solutions, Inc., 1.625%, 03/15/2026	1,357,926	0.3
450,000	Wayfair, Inc., 3.250%, 09/15/2027	819,490	0.2
2,115,000 (4)	Welltower OP LLC, 3.125%, 07/15/2029	3,514,073	0.8
570,000	Western Digital Corp., 3.000%, 11/15/2028	2,478,759	0.6
1,100,000 (3)(4)	Zscaler, Inc., 1.670%, 07/15/2028	1,053,273	0.2
		93,102,207	21.0
	Total Convertible Bonds/Notes (Cost $115,126,772)	131,578,220	29.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.6%
	Australia: 0.2%
1,019,000 (4)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	983,866	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: 1.7%
2,345,000 (4)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	$2,420,786	0.5
1,990,000 (4)	Bombardier, Inc., 6.750%, 06/15/2033	2,101,127	0.5
1,965,000 (4)	Capstone Copper Corp., 6.750%, 03/31/2033	2,039,900	0.5
1,105,000 (4)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	1,120,218	0.2
		7,682,031	1.7

	Denmark: 0.2%
975,000 (4)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	1,021,753	0.2

	Finland: 0.3%
1,015,000 (4)	Amer Sports Co., 6.750%, 02/16/2031	1,060,325	0.3

	Guatemala: 0.9%
3,630,000 (4)	Millicom International Cellular SA, 7.375%, 04/02/2032	3,779,846	0.9

	Japan: 0.2%
1,000,000	SoftBank Group Corp., 7.250%, 07/10/2032	1,015,425	0.2

	Mexico: 0.3%
1,445,000 (4)	Cemex SAB de CV, 5.200%, 09/17/2030	1,463,301	0.3

	United Kingdom: 0.6%
2,305,000 (4)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	2,407,045	0.6

	United States: 25.2%
1,655,000 (4)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	1,718,956	0.4
680,000 (4)	Acushnet Co., 5.625%, 12/01/2033	686,983	0.2
1,355,000 (4)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	1,404,028	0.3
1,380,000 (4)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	1,406,958	0.3
1,020,000 (4)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	1,030,902	0.2
1,085,000 (4)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	1,142,069	0.3
1,040,000 (4)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	1,105,922	0.3
1,505,000 (4)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	1,538,155	0.4
1,690,000 (4)	Axon Enterprise, Inc., 6.250%, 03/15/2033	1,758,837	0.4
660,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	661,670	0.2

See Accompanying Notes to Financial Statements

23

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
915,000 (4)	Builders FirstSource, Inc., 6.375%, 06/15/2032	$953,727	0.2
990,000 (4)	CACI International, Inc., 6.375%, 06/15/2033	1,033,316	0.2
1,760,000 (2)(4)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	1,680,607	0.4
700,000 (4)	Carnival Corp., 5.750%, 08/01/2032	718,454	0.2
370,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	333,671	0.1
1,730,000 (4)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	1,766,287	0.4
655,000 (2)	Celanese US Holdings LLC, 6.750%, 04/15/2033	652,271	0.2
1,225,000 (4)	Chart Industries, Inc., 7.500%, 01/01/2030	1,277,907	0.3
1,140,000 (4)	Chemours Co., 8.000%, 01/15/2033	1,110,080	0.3
690,000 (4)	Churchill Downs, Inc., 6.750%, 05/01/2031	712,533	0.2
1,325,000 (4)	Cipher Compute LLC, 7.125%, 11/15/2030	1,347,777	0.3
990,000 (4)	CITGO Petroleum Corp., 8.375%, 01/15/2029	1,034,002	0.2
1,010,000 (4)	Civitas Resources, Inc., 8.750%, 07/01/2031	1,053,019	0.2
1,355,000 (4)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	1,394,796	0.3
1,275,000 (4)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	1,324,081	0.3
990,000 (4)	Cloud Software Group, Inc., 6.500%, 03/31/2029	998,838	0.2
1,305,000 (4)	CNX Resources Corp., 7.375%, 01/15/2031	1,355,646	0.3
1,015,000 (4)	Commercial Metals Co., 6.000%, 12/15/2035	1,034,588	0.2
1,345,000 (4)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	1,409,864	0.3
1,275,000 (4)	DaVita, Inc., 6.750%, 07/15/2033	1,325,949	0.3
1,355,000 (4)	Directv Financing LLC, 8.875%, 02/01/2030	1,341,990	0.3
770,000 (4)	EquipmentShare.com, Inc., 8.000%, 03/15/2033	785,574	0.2
2,095,000 (4)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	2,233,461	0.5
990,000 (4)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	1,047,154	0.2
1,925,000 (4)	Gen Digital, Inc., 6.250%, 04/01/2033	1,985,695	0.5
965,000 (4)	GFL Environmental, Inc., 6.750%, 01/15/2031	1,014,285	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
1,035,000 (4)	Global Medical Response, Inc., 7.375%, 10/01/2032	$1,091,367	0.3
1,010,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	1,027,205	0.2
1,030,000 (4)	Gray Media, Inc., 9.625%, 07/15/2032	1,068,429	0.3
1,695,000 (4)	Herc Holdings, Inc., 7.250%, 06/15/2033	1,795,732	0.4
965,000 (4)	Insulet Corp., 6.500%, 04/01/2033	1,011,454	0.2
1,325,000 (4)	Iron Mountain, Inc., 6.250%, 01/15/2033	1,355,883	0.3
995,000 (4)	Iron Mountain, Inc., 7.000%, 02/15/2029	1,022,843	0.2
1,380,000 (4)	Light & Wonder International, Inc., 6.250%, 10/01/2033	1,389,343	0.3
1,495,000 (4)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2030	1,352,975	0.3
1,270,000 (4)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	1,315,174	0.3
1,235,000	Navient Corp., 9.375%, 07/25/2030	1,369,840	0.3
1,635,000 (4)	NCL Corp. Ltd., 6.750%, 02/01/2032	1,660,465	0.4
1,125,000 (4)	Newell Brands, Inc., 8.500%, 06/01/2028	1,173,910	0.3
1,355,000 (4)	Nexstar Media, Inc., 5.625%, 07/15/2027	1,357,085	0.3
1,000,000 (4)	Nissan Motor Acceptance Co. LLC, 7.050%, 09/15/2028	1,032,475	0.2
950,000 (4)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	972,559	0.2
1,640,000 (4)	NRG Energy, Inc., 6.250%, 11/01/2034	1,691,093	0.4
1,705,000	OneMain Finance Corp., 7.125%, 11/15/2031	1,777,954	0.4
1,370,000	OneMain Finance Corp., 7.125%, 09/15/2032	1,420,575	0.3
1,035,000 (4)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,049,231	0.2
1,935,000 (4)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	2,002,525	0.5
655,000 (4)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	683,183	0.2
940,000 (4)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	1,003,426	0.2
1,650,000 (4)	Performance Food Group, Inc., 6.125%, 09/15/2032	1,699,569	0.4
1,025,000 (4)	Permian Resources Operating LLC, 6.250%, 02/01/2033	1,051,279	0.2

See Accompanying Notes to Financial Statements

24

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
1,625,000 (4)	Post Holdings, Inc., 6.375%, 03/01/2033	$1,648,832	0.4
1,240,000 (4)	PRA Group, Inc., 8.375%, 02/01/2028	1,271,481	0.3
1,955,000 (4)	Quikrete Holdings, Inc., 6.750%, 03/01/2033	2,037,319	0.5
1,295,000 (4)	Rocket Cos., Inc., 6.375%, 08/01/2033	1,357,701	0.3
945,000 (4)	Rocket Cos., Inc., 7.125%, 02/01/2032	994,671	0.2
1,775,000 (4)	Seagate Data Storage Technology Pte Ltd., 8.500%, 07/15/2031	1,892,574	0.4
1,160,000 (4)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	1,207,545	0.3
1,390,000 (4)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	1,398,187	0.3
690,000 (4)	SM Energy Co., 7.000%, 08/01/2032	675,640	0.2
1,345,000 (4)	Snap, Inc., 6.875%, 03/01/2033	1,386,971	0.3
715,000 (4)	Station Casinos LLC, 6.625%, 03/15/2032	732,744	0.2
1,395,000 (4)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	1,475,412	0.3
1,415,000 (4)	Sunoco L.P., 6.250%, 07/01/2033	1,454,355	0.3
1,330,000 (4)	Talen Energy Supply LLC, 6.500%, 02/01/2036	1,375,899	0.3
1,345,000 (4)	Tenet Healthcare Corp., 6.000%, 11/15/2033	1,389,665	0.3
1,035,000 (4)	Tenneco, Inc., 8.000%, 11/17/2028	1,035,565	0.2
1,335,000 (4)	TransDigm, Inc., 6.375%, 05/31/2033	1,371,707	0.3
1,620,000 (4)	TransDigm, Inc., 6.750%, 01/31/2034	1,693,726	0.4
1,385,000 (4)	UKG, Inc., 6.875%, 02/01/2031	1,430,967	0.3
1,315,000 (4)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	1,379,175	0.3
1,340,000 (4)	Versant Media Group, Inc., 7.250%, 01/30/2031	1,377,642	0.3
1,315,000 (4)	Waste Pro USA, Inc., 7.000%, 02/01/2033	1,371,026	0.3
1,275,000 (4)	WESCO Distribution, Inc., 6.375%, 03/15/2033	1,337,674	0.3
1,405,000 (4)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,451,900	0.3
1,320,000 (4)	WULF Compute LLC, 7.750%, 10/15/2030	1,365,831	0.3
1,410,000 (4)	XPO, Inc., 7.125%, 06/01/2031	1,477,415	0.3
		111,347,250	25.2
	Total Corporate Bonds/Notes (Cost $128,286,706)	130,760,842	29.6

Principal Amount†		Value	Percentage of Net Assets
EQUITY-LINKED NOTES: 1.9%
	United Kingdom: 0.8%
990,000 (5)	Barclays Bank PLC CDNS, 1.250% (Guarantor: Barclays Bank PLC, Stock: Cadence Design Systems, Inc.), 05/26/2028	$1,069,794	0.2
2,415,000	Barclays Bank PLC MSFT, 1.000% (Guarantor: Barclays Bank PLC, Stock: Microsoft Corp.), 02/16/2029	2,657,440	0.6
		3,727,234	0.8
	United States: 1.1%
1,050,000 (5)	Citigroup Global Markets Holdings, Inc., MTN, 1.250% (Guarantor: Citigroup Global Markets Inc., Stock: Broadcom, Inc.), 04/13/2028	2,005,815	0.5
2,535,000 (5)	GS Finance Corp. DmtN, 1.500% (Guarantor: The Goldman Sachs Group, Inc., Index: iShares MSCI India ETF), 08/23/2027	2,693,184	0.6
		4,698,999	1.1

	Total Equity-Linked Notes (Cost $7,479,794)	8,426,233	1.9
Shares
PREFERRED STOCK: 1.1%
	United States: 1.1%
1,050	Bank of America Corp.	1,314,863	0.3
10,955	BrightSpring Health Services, Inc.	1,319,968	0.3
19,310 (2)	Microchip Technology, Inc.	991,568	0.2
19,140	PG&E Corp.	781,390	0.2
12,000	QXO, Inc.	644,160	0.1
		5,051,949	1.1
	Total Preferred Stock (Cost $4,442,818)	5,051,949	1.1
	Total Long-Term Investments (Cost $373,766,910)	422,706,296	95.5

See Accompanying Notes to Financial Statements

25

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
	Repurchase Agreements: 1.5%
1,472,499 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/30/2025, 4.080%, due 12/01/2025 (Repurchase Amount $1,472,993, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,501,949, due 01/02/26-02/01/57)	$1,472,499	0.3
1,472,499 (6)	CF Secured LLC, Repurchase Agreement dated 11/30/2025, 4.100%, due 12/01/2025 (Repurchase Amount $1,472,995, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,501,950, due 07/07/28-04/20/74)	1,472,499	0.4
1,566,488 (6)	Citadel Securities LLC, Repurchase Agreement dated 11/30/2025, 4.170%, due 12/01/2025 (Repurchase Amount $1,567,025, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,598,373, due 12/11/25-11/15/55)	1,566,488	0.4
569,685 (6)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 11/30/2025, 4.080%, due 12/01/2025 (Repurchase Amount $569,876, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $581,079, due 04/09/26-11/15/51)	569,685	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,472,499 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/2025, 4.080%, due 12/01/2025 (Repurchase Amount $1,472,993, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,501,949, due 07/31/30-01/01/55)	$1,472,499	0.3
	Total Repurchase Agreements (Cost $6,553,670)	6,553,670	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
18,282,424 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $18,282,424)	$18,282,424	4.1
	Total Short-Term Investments (Cost $24,836,094)	24,836,094	5.6
	Total Investments in Securities (Cost $398,603,004)	$447,542,390	101.1
	Liabilities in Excess of Other Assets	(5,074,367)	(1.1)
	Net Assets	$442,468,023	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2025.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of November 30, 2025.

Currency Abbreviations:

EUR	EU Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen

See Accompanying Notes to Financial Statements

26

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Sector Diversification
as of November 30, 2025
(as a percentage of net assets)
Consumer, Non-cyclical	9.2%
Industrial	9.1%
Financial	9.0%
Information Technology	9.0%
Technology	8.8%
Communications	8.8%
Consumer, Cyclical	7.6%
Financials	5.5%
Industrials	4.7%
Health Care	4.7%
Communication Services	3.6%
Utilities	3.3%
Energy	3.2%
Basic Materials	3.1%
Consumer Discretionary	3.0%
Consumer Staples	1.5%
Materials	1.1%
Real Estate	0.3%
Assets in Excess of Other Liabilities*	4.5%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

27

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock
Canada	$2,377,852	$—	$—	$2,377,852
China	2,999,162	760,396	—	3,759,558
France	—	1,820,272	—	1,820,272
Germany	—	5,678,184	—	5,678,184
Italy	—	2,641,350	—	2,641,350
Japan	2,090,894	8,171,771	—	10,262,665
Netherlands	3,049,168	—	—	3,049,168
Singapore	—	6,171,244	—	6,171,244
South Korea	1,519,708	5,016,603	—	6,536,311
Spain	—	926,708	—	926,708
Switzerland	—	2,172,180	—	2,172,180
Taiwan	1,550,833	—	—	1,550,833
United Kingdom	3,687,616	9,151,701	—	12,839,317
United States	83,209,423	3,893,987	—	87,103,410
Total Common Stock	100,484,656	46,404,396	—	146,889,052
Convertible Bonds/Notes	—	131,578,220	—	131,578,220
Corporate Bonds/Notes	—	130,760,842	—	130,760,842
Equity-Linked Notes	—	2,657,440	5,768,793	8,426,233
Preferred Stock	644,160	4,407,789	—	5,051,949
Short-Term Investments	18,282,424	6,553,670	—	24,836,094
Total Investments, at fair value	$119,411,240	$322,362,357	$5,768,793	$447,542,390
Liabilities Table
Other Financial Instruments+
Written Options	$(91,541)	$—	$—	$(91,541)
Total Liabilities	$(91,541)	$—	$—	$(91,541)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At November 30, 2025, the following exchange-traded written options were outstanding for Voya Global Income & Growth Fund:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc.	Call	12/19/25	335.00	USD	118	USD	3,777,416	$9,342	$(56,404)
Amazon.com, Inc.	Call	12/19/25	260.00	USD	135	USD	3,148,470	6,310	(7,695)
Apple, Inc.	Call	12/19/25	305.00	USD	144	USD	4,015,440	8,236	(3,024)
Capital One Financial Corp.	Call	12/19/25	240.00	USD	18	USD	394,326	3,017	(1,188)
Caterpillar, Inc.	Call	12/19/25	630.00	USD	15	USD	863,640	1,930	(2,850)
Citigroup, Inc.	Call	12/19/25	115.00	USD	55	USD	569,800	2,234	(935)
Eli Lilly & Co.	Call	12/19/25	1,220.00	USD	11	USD	1,183,017	2,793	(2,090)
Freeport-McMoRan, Inc.	Call	12/19/25	47.00	USD	113	USD	485,674	1,201	(3,503)
Meta Platforms, Inc.	Call	12/19/25	735.00	USD	15	USD	971,925	1,054	(1,875)
Microsoft Corp.	Call	12/19/25	575.00	USD	77	USD	3,788,477	6,748	(770)
NVIDIA Corp.	Call	12/19/25	235.00	USD	243	USD	4,301,100	9,059	(2,187)

See Accompanying Notes to Financial Statements

28

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Palantir Technologies, Inc.	Call	12/19/25	230.00	USD	22	USD	370,590	$2,561	$(264)
Rockwell Automation, Inc.	Call	12/19/25	420.00	USD	14	USD	554,204	2,264	(2,800)
Tesla, Inc.	Call	12/19/25	530.00	USD	19	USD	817,323	2,045	(2,014)
Walmart, Inc.	Call	12/19/25	115.00	USD	73	USD	806,723	2,549	(3,942)
								$61,343	$(91,541)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$91,541
Total Liability Derivatives		$91,541

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$130,343
Total	$130,343

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(66,212)
Total	$(66,212)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended November 30, 2025:

Equity-Linked Notes*
Beginning balance at May 31, 2025	$6,839,937
Purchases	2,051,514
Sales	(3,717,690)
Accrued discounts/(premiums)	—
Total realized gain (loss)	(91,188)
Net change in unrealized appreciation (depreciation)**	686,220
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at November 30, 2025	$5,768,793
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of November 30, 2025**	$686,220

See Accompanying Notes to Financial Statements

29

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at November 30, 2025 may be due to securities no longer held or categorized as Level 3 at period end.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $401,215,962.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$50,696,858
Gross Unrealized Depreciation	(4,183,871)
Net Unrealized Appreciation	$46,512,987

See Accompanying Notes to Financial Statements

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Income & Growth Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits  or losses realized by the Manager and the Voya-affiliated  Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

32

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the ten-year period, the third quintile for the five-year period, the fourth quintile for the one-year and three-year periods, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fourth quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile.

In analyzing this fee and expense data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2026.

33

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163055 (1125)

Semi-Annual Financial Statements and Other Information

November 30, 2025

Voya VACS Series MCV Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$109,467,783
Short-term investments at fair value†	3,829,695
Cash	1,789
Receivables:
Investment securities sold	16,644
Fund shares sold	2,140
Dividends	151,163
Interest	102
Foreign tax reclaims	2,409
Prepaid expenses	7,882
Reimbursement due from Investment Adviser	1,107
Other assets	762
Total assets	113,481,476

LIABILITIES:
Payable for investment securities purchased	110,043
Payable for fund shares redeemed	79,079
Payable upon receipt of securities loaned	161,686
Payable to trustees under the deferred compensation plan (Note 5)	762
Payable for trustee fees	1,089
Other accrued expenses and liabilities	81,434
Total liabilities	434,093
NET ASSETS	$113,047,383

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$100,260,220
Total distributable earnings	12,787,163
NET ASSETS	$113,047,383

+ Including securities loaned at value	$157,982
* Cost of investments in securities	$104,234,691
† Cost of short-term investments	$3,829,695

Net assets	$113,047,383
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	9,499,188
Net asset value and redemption price per share	$11.90

See Accompanying Notes to Financial Statements

1

STATEMENT OF OPERATIONS for the six months ended November 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,283,225
Securities lending income, net	357
Other	330
Total investment income	1,283,912

EXPENSES:
Transfer agent fees	301
Shareholder reporting expense	1,459
Registration fees	14,254
Professional fees	37,533
Custody and accounting expense	18,060
Trustee fees	2,676
Licensing fee (Note 6)	27,986
Miscellaneous expense	7,465
Total expenses	109,734
Waived and reimbursed fees	(4,694)
Net expenses	105,040
Net investment income	1,178,872
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,280,662

Net change in unrealized appreciation (depreciation) on investments	3,227,652
Net realized and unrealized gain	6,508,314
Increase in net assets resulting from operations	$7,687,186

* Foreign taxes withheld	$2,330

See Accompanying Notes to Financial Statements

2

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$1,178,872	$2,569,181
Net realized gain	3,280,662	7,004,760
Net change in unrealized appreciation (depreciation)	3,227,652	(7,905,402)
Increase in net assets resulting from operations	7,687,186	1,668,539

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	—	(11,841,212)
Total distributions	—	(11,841,212)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,288,200	51,360,850
Reinvestment of distributions	—	11,841,212

	40,288,200	63,202,062
Cost of shares redeemed	(70,165,431)	(69,874,448)
Net decrease in net assets resulting from capital share transactions	(29,877,231)	(6,672,386)
Net decrease in net assets	(22,190,045)	(16,845,059)

NET ASSETS:
Beginning of year or period	135,237,428	152,082,487
End of year or period	$113,047,383	$135,237,428

See Accompanying Notes to Financial Statements

3

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
11-30-25+	11.18	0.10	•	0.62	0.72	—	—	—	—	—	11.90	6.44	0.16	0.16	0.16	1.76	113,047	61
05-31-25	11.86	0.22	•	0.19	0.41	0.26	0.83	—	1.09	—	11.18	2.99	0.18	0.15	0.15	1.84	135,237	72
05-31-24	9.93	0.20	•	2.04	2.24	0.15	0.16	—	0.31	—	11.86	22.84	0.12	0.12	0.12	1.84	152,082	48
03-24-23(4)-
05-31-23	10.00	0.04	•	(0.11)	(0.07)	—	—	—	—	—	9.93	(0.70)	0.18	0.17	0.17	1.93	83,391	5

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment

Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

4

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya VACS Series MCV Fund (“MCV” or the “Fund”), a diversified series of the Trust.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

5

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S.

6

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$78,486,548	$105,681,095

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for MCV.

The Investment Adviser has entered into a sub-advisory agreement with Victory Capital Management Inc. and Voya IM with respect to the Fund. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	100%

7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Investment Adviser may direct the Fund’s sub-adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2025, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — LICENSING FEE

MCV pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to 0.15% of average net assets.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

November 30,
2026	2027	2028	Total
$—	$—	$49,402	$49,402

The Expense Limitation Agreement is contractual through October 1, 2026 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the period ended November 30, 2025, the Fund did not utilize the line of credit.

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
11/30/2025	3,444,910	—	—	(6,043,138)	—	(2,598,228)	40,288,200	—	—	(70,165,431)	—	(29,877,231)
5/31/2025	4,423,381	—	1,004,344	(6,157,124)	—	(729,399)	51,360,850	—	11,841,212	(69,874,448)	—	(6,672,386)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Investment Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2025:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$46,335	$(46,335)	$—
Janney Montgomery Scott LLC	30,532	(30,532)	—
Mizuho Securities USA LLC.	81,115	(81,115)	—
Total	$157,982	$(157,982)	$—

(1)	Cash collateral with a fair value of $161,686 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2025		Year Ended May 31, 2024
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$6,066,653	$5,774,559	$2,549,175	$24,506

The tax-basis components of distributable earnings as of May 31, 2025, were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings/(Loss)
$634,345	$3,603,168	$862,463	$—	$5,099,976

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023- 09”), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Fund’s financial statements.

NOTE 15 — SUBSEQUENT EVENTS:

Dividends: Subsequent to November 30, 2025, the Fund declared and paid dividends and distributions of:

Type	Per Share Amount	Payable Date	Record Date
NII	$0.2004	December 12, 2025	December 11, 2025
STCG	$-	December 12, 2025	December 11, 2025
LTCG	$0.8802	December 12, 2025	December 11, 2025

NII - Net investment income
STCG - Short-term capital gain
LTCG - Long-term capital gain

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

11

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.2%
	Communication Services: 0.8%
239 (1)	Charter Communications, Inc. - Class A	$47,829	0.0
735	Electronic Arts, Inc.	148,492	0.1
1,409	Fox Corp. - Class A	92,290	0.1
951	Fox Corp. - Class B	55,405	0.1
5,110 (1)	Liberty Global Ltd. - Class A	58,305	0.1
4,213 (1)	Liberty Global Ltd. - Class C	48,365	0.0
1,827	Millicom International Cellular SA	96,959	0.1
1,168	New York Times Co. - Class A	75,336	0.1
1,287	News Corp. - Class A	33,050	0.0
464	Nexstar Media Group, Inc.	89,153	0.1
1,779	Omnicom Group, Inc.	127,403	0.1
		872,587	0.8

	Consumer Discretionary: 10.9%
1,008 (1)	Aptiv PLC	78,170	0.1
2,896	Aramark	107,644	0.1
235 (1)	AutoZone, Inc.	929,268	0.8
1,091	Best Buy Co., Inc.	86,494	0.1
27,996	BorgWarner, Inc.	1,205,508	1.1
1,301	Boyd Gaming Corp.	108,373	0.1
247 (1)	Bright Horizons Family Solutions, Inc.	25,382	0.0
481	D.R. Horton, Inc.	76,484	0.1
71	Domino’s Pizza, Inc.	29,794	0.0
2,833	eBay, Inc.	234,544	0.2
6,750	Expedia Group, Inc.	1,725,908	1.5
3,872	Ford Motor Co.	51,420	0.0
498	Garmin Ltd.	97,269	0.1
448	Genuine Parts Co.	58,419	0.1
337 (1)	Grand Canyon Education, Inc.	53,158	0.0
1,679	H&R Block, Inc.	70,719	0.1
562	Hasbro, Inc.	46,421	0.0
2,150	Hilton Worldwide Holdings, Inc.	612,815	0.5
407	Lear Corp.	43,696	0.0
412	Lennar Corp. - Class A	54,096	0.0
103	Lithia Motors, Inc.	32,841	0.0
2,865	LKQ Corp.	85,062	0.1
5,800	Lowe’s Cos., Inc.	1,406,384	1.2
4,466 (1)	Mattel, Inc.	94,322	0.1
18 (1)	NVR, Inc.	135,131	0.1
5,475	Penske Automotive Group, Inc.	885,417	0.8
140	Pool Corp.	34,104	0.0
1,358	PulteGroup, Inc.	172,724	0.2
472	Ralph Lauren Corp.	173,380	0.2
491	Ross Stores, Inc.	86,593	0.1
666	Service Corp. International	52,900	0.0
4,225	Texas Roadhouse, Inc.	740,431	0.7
635	Toll Brothers, Inc.	88,792	0.1
2,425 (1)	TopBuild Corp.	1,097,312	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
16,825	Tractor Supply Co.	$921,674	0.8
175 (1)	Ulta Beauty, Inc.	94,295	0.1
2,422	Williams-Sonoma, Inc.	435,984	0.4
433	Yum! Brands, Inc.	66,340	0.1
		12,299,268	10.9

	Consumer Staples: 7.4%
5,689	Albertsons Cos., Inc. - Class A	104,279	0.1
18,563	Archer-Daniels- Midland Co.	1,127,517	1.0
677 (1)	BellRing Brands, Inc.	20,913	0.0
1,648 (1)	BJ’s Wholesale Club Holdings, Inc.	147,051	0.1
2,427	Casey’s General Stores, Inc.	1,384,506	1.2
444	Church & Dwight Co., Inc.	37,811	0.0
283	Clorox Co.	30,547	0.0
422	Coca-Cola Consolidated, Inc.	68,765	0.1
2,288	Conagra Brands, Inc.	40,841	0.0
433	Dollar General Corp.	47,409	0.1
9,775	Estee Lauder Cos., Inc. - Class A	919,534	0.8
1,474	General Mills, Inc.	69,794	0.1
476	Hershey Co.	89,526	0.1
1,856	Hormel Foods Corp.	43,078	0.0
2,146	Ingredion, Inc.	230,781	0.2
1,705	Kellogg Co.	142,606	0.1
3,930	Kenvue, Inc.	68,185	0.1
1,795	Kraft Heinz Co.	45,790	0.1
3,751	Kroger Co.	252,367	0.2
816 (1)	Maplebear, Inc.	34,280	0.0
954	McCormick & Co., Inc.	64,376	0.1
2,619	Molson Coors Beverage Co. - Class B	121,810	0.1
16,938 (1)	Performance Food Group Co.	1,644,172	1.5
1,260	Pilgrim’s Pride Corp.	47,930	0.1
753 (1)	Post Holdings, Inc.	78,335	0.1
522	Sysco Corp.	39,776	0.0
2,311	Tyson Foods, Inc. - Class A	134,154	0.1
16,376 (1)	US Foods Holding Corp.	1,288,300	1.1
		8,324,433	7.4

	Energy: 5.0%
2,104	Antero Midstream Corp.	37,893	0.0
27,859	Baker Hughes Co.	1,398,522	1.2
6,000	Chesapeake Energy Corp.	731,580	0.7
7,600	Chord Energy Corp.	713,336	0.6
51,009	Coterra Energy, Inc.	1,369,082	1.2
30,925	Devon Energy Corp.	1,146,080	1.0
331	DT Midstream, Inc.	40,203	0.0
1,689	Kinder Morgan, Inc.	46,143	0.0

See Accompanying Notes to Financial Statements

12

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
450	Marathon Petroleum Corp.	$87,178	0.1
284	Phillips 66	38,897	0.0
1,156	TechnipFMC PLC	52,321	0.1
297	Valero Energy Corp.	52,498	0.1
		5,713,733	5.0

	Financials: 14.8%
466	Affiliated Managers Group, Inc.	125,275	0.1
1,112	Allstate Corp.	236,834	0.2
10,681	American Financial Group, Inc.	1,470,987	1.3
2,731	Annaly Capital Management, Inc.	62,267	0.1
1,910 (1)	Arch Capital Group Ltd.	179,387	0.2
422	Assurant, Inc.	96,284	0.1
1,773	Axis Capital Holdings Ltd.	181,272	0.2
372	Bank of New York Mellon Corp.	41,701	0.0
701	Bank OZK	32,260	0.0
697	Brown & Brown, Inc.	56,060	0.1
696	Cboe Global Markets, Inc.	179,686	0.2
2,053	Cincinnati Financial Corp.	344,062	0.3
512	Commerce Bancshares, Inc.	27,602	0.0
238	Cullen/Frost Bankers, Inc.	29,445	0.0
404	East West Bancorp, Inc.	43,107	0.0
434 (1)	Euronet Worldwide, Inc.	32,155	0.0
444	Evercore, Inc. - Class A	142,111	0.1
161	Everest Re Group Ltd.	50,601	0.1
218	FactSet Research Systems, Inc.	60,445	0.1
21,153	Fidelity National Financial, Inc.	1,257,123	1.1
763	Fidelity National Information Services, Inc.	50,182	0.0
838	Fifth Third Bancorp	36,419	0.0
621	Global Payments, Inc.	47,047	0.0
1,247	Globe Life, Inc.	168,008	0.2
562	Hanover Insurance Group, Inc.	104,279	0.1
12,444	Hartford Financial Services Group, Inc.	1,705,201	1.5
507	Houlihan Lokey, Inc.	88,928	0.1
81,360	Huntington Bancshares, Inc.	1,326,168	1.2
498	Jack Henry & Associates, Inc.	86,891	0.1
1,878	Janus Henderson Group PLC	82,087	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,574	Lazard, Inc.	$79,487	0.1
810	Loews Corp.	87,375	0.1
276	M&T Bank Corp.	52,501	0.1
88 (1)	Markel Corp.	183,079	0.2
229	MarketAxess Holdings, Inc.	37,531	0.0
7,560	MGIC Investment Corp.	214,326	0.2
69	MSCI, Inc.	38,897	0.0
482	Nasdaq, Inc.	43,823	0.0
418	Northern Trust Corp.	54,900	0.1
31,676	Old Republic International Corp.	1,460,264	1.3
564	OneMain Holdings, Inc.	34,985	0.0
162	Primerica, Inc.	41,686	0.0
5,390	Principal Financial Group, Inc.	457,180	0.4
8,874	Raymond James Financial, Inc.	1,389,136	1.2
1,827	Regions Financial Corp.	46,497	0.0
162	Reinsurance Group of America, Inc.	30,759	0.0
578	RenaissanceRe Holdings Ltd.	150,956	0.1
886	RLI Corp.	54,631	0.1
1,828	SEI Investments Co.	147,812	0.1
378	Stifel Financial Corp.	46,116	0.0
4,479	Synchrony Financial	346,495	0.3
999	T. Rowe Price Group, Inc.	102,278	0.1
587	Tradeweb Markets, Inc. - Class A	63,901	0.1
29,800	Truist Financial Corp.	1,385,700	1.2
1,833	Unum Group	139,253	0.1
2,318	W.R. Berkley Corp.	180,085	0.2
4,675	Willis Towers Watson PLC	1,500,675	1.3
		16,714,202	14.8

	Health Care: 7.8%
279	Agilent Technologies, Inc.	42,826	0.0
2,055	Cardinal Health, Inc.	436,194	0.4
1,334 (1)	Centene Corp.	52,480	0.0
131	Chemed Corp.	57,534	0.1
1,042	Encompass Health Corp.	121,101	0.1
510	GE HealthCare Technologies, Inc.	40,795	0.0
1,612 (1)	Henry Schein, Inc.	120,207	0.1
21,150 (1)	Hologic, Inc.	1,585,615	1.4
188	Humana, Inc.	46,205	0.0
5,400 (1)	IQVIA Holdings, Inc.	1,242,054	1.1
571 (1)	Jazz Pharmaceuticals PLC	100,799	0.1
6,587	Labcorp Holdings, Inc.	1,770,454	1.6
5,025 (1)	Molina Healthcare, Inc.	745,006	0.7
825	QIAGEN N.V.	39,394	0.0

See Accompanying Notes to Financial Statements

13

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,153	Quest Diagnostics, Inc.	$1,542,385	1.4
292	ResMed, Inc.	74,702	0.1
5,518	Royalty Pharma PLC - Class A	220,830	0.2
1,412 (1)	Solventum Corp.	120,387	0.1
381	STERIS PLC	101,453	0.1
334 (1)	Tenet Healthcare Corp.	72,425	0.1
294 (1)	United Therapeutics Corp.	142,884	0.1
664	Universal Health Services, Inc. - Class B	161,770	0.1
470	Zimmer Biomet Holdings, Inc.	45,834	0.0
		8,883,334	7.8

	Industrials: 18.3%
737	A.O. Smith Corp.	48,627	0.0
296	Acuity Brands, Inc.	108,460	0.1
1,330	AECOM	137,163	0.1
7,625	AGCO Corp.	807,945	0.7
563	Air Lease Corp.	35,993	0.0
782 (1)	Alaska Air Group, Inc.	33,517	0.0
769	Allegion PLC	127,677	0.1
1,302	Allison Transmission Holdings, Inc.	115,435	0.1
499	AMETEK, Inc.	98,747	0.1
351	Applied Industrial Technologies, Inc.	90,846	0.1
310	Armstrong World Industries, Inc.	58,819	0.1
5,550 (1)	Builders FirstSource, Inc.	622,876	0.6
360	BWX Technologies, Inc.	64,397	0.1
186 (1)	CACI International, Inc. - Class A	114,781	0.1
247	Carlisle Cos., Inc.	78,563	0.1
10,725	Carrier Global Corp.	588,588	0.5
1,377	CH Robinson Worldwide, Inc.	218,764	0.2
206 (1)	Clean Harbors, Inc.	46,877	0.0
3,162	CNH Industrial NV	29,818	0.0
308	Crane Co.	56,441	0.1
39,500	CSX Corp.	1,396,720	1.2
455	Cummins, Inc.	226,581	0.2
213	Curtiss-Wright Corp.	120,194	0.1
1,822	Delta Air Lines, Inc.	116,790	0.1
1,179	Donaldson Co., Inc.	105,992	0.1
570	Dover Corp.	105,610	0.1
266	EMCOR Group, Inc.	163,609	0.1
115	Equifax, Inc.	24,423	0.0
292	Esab Corp.	32,774	0.0
920	Expeditors International of Washington, Inc.	135,148	0.1
248	Ferguson Enterprises, Inc.	62,414	0.1
815	Flowserve Corp.	58,150	0.1
678	Fortive Corp.	36,259	0.0
5,050 (1)	FTI Consulting, Inc.	823,907	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,993 (1)	Gates Industrial Corp. PLC	$45,361	0.0
3,786	Genpact Ltd.	166,811	0.2
1,008	Graco, Inc.	83,099	0.1
2,660	Hubbell, Inc.	1,147,604	1.0
165	IDEX Corp.	28,698	0.0
647	ITT, Inc.	119,151	0.1
1,127	Jacobs Solutions, Inc.	151,931	0.1
640	JB Hunt Transport Services, Inc.	111,334	0.1
414 (1)	Kirby Corp.	46,997	0.0
23,413	Knight-Swift Transportation Holdings, Inc.	1,072,315	1.0
4,217	L3Harris Technologies, Inc.	1,175,236	1.0
5,425	Landstar System, Inc.	709,807	0.6
978	Leidos Holdings, Inc.	186,896	0.2
6,648	Lincoln Electric Holdings, Inc.	1,591,731	1.4
1,895	Masco Corp.	122,929	0.1
251 (1)	MasTec, Inc.	53,684	0.1
5,034 (1)	Middleby Corp.	595,019	0.5
883	MSC Industrial Direct Co., Inc. - Class A	78,552	0.1
1,978	Mueller Industries, Inc.	217,323	0.2
257	Old Dominion Freight Line, Inc.	34,770	0.0
765	Oshkosh Corp.	98,058	0.1
701	Otis Worldwide Corp.	62,284	0.1
416	Paychex, Inc.	46,463	0.0
984	Pentair PLC	103,556	0.1
524	RB Global, Inc.	51,457	0.1
5,825	Regal Rexnord Corp.	850,392	0.8
3,850	Republic Services, Inc.	835,681	0.7
94	Rockwell Automation, Inc.	37,211	0.0
748	Ryder System, Inc.	129,561	0.1
616	Science Applications International Corp.	53,105	0.1
219	Simpson Manufacturing Co., Inc.	36,656	0.0
723	Snap-on, Inc.	245,856	0.2
1,201	Southwest Airlines Co.	41,807	0.0
834	SS&C Technologies Holdings, Inc.	71,674	0.1
17,950 (1)	Standardaero, Inc.	468,854	0.4
10,443	Textron, Inc.	868,440	0.8
473	Toro Co.	32,987	0.0
917 (1)	United Airlines Holdings, Inc.	93,497	0.1
69	United Rentals, Inc.	56,247	0.1
321	Valmont Industries, Inc.	132,563	0.1
98	Verisk Analytics, Inc.	22,057	0.0
147	Watsco, Inc.	50,921	0.1
571	Westinghouse Air Brake Technologies Corp.	119,082	0.1
292	Woodward, Inc.	87,609	0.1

See Accompanying Notes to Financial Statements

14

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,146	Xylem, Inc.	$1,427,238	1.3
		20,655,409	18.3

	Information Technology: 8.6%
8,228 (1)	Akamai Technologies, Inc.	736,571	0.6
1,866	Amdocs Ltd.	142,712	0.1
5,525 (1)	Check Point Software Technologies Ltd.	1,031,904	0.9
2,204	Cognizant Technology Solutions Corp. - Class A	171,273	0.1
927	Corning, Inc.	78,053	0.1
2,634 (1)	Dropbox, Inc. - Class A	78,704	0.1
534 (1)	F5, Inc.	127,711	0.1
3,826 (1)	Flex Ltd.	226,155	0.2
1,250	Gen Digital, Inc.	32,962	0.0
2,738	Hewlett Packard Enterprise Co.	59,880	0.1
1,817	HP, Inc.	44,371	0.0
473	Jabil, Inc.	99,666	0.1
8,199 (1)	Keysight Technologies, Inc.	1,622,992	1.4
20,825	Microchip Technology, Inc.	1,115,804	1.0
9,925	MKS Instruments, Inc.	1,552,171	1.4
226	Ralliant Corp.	11,158	0.0
519	TD SYNNEX Corp.	79,137	0.1
210 (1)	Teledyne Technologies, Inc.	104,899	0.1
19,462 (1)	Trimble, Inc.	1,584,596	1.4
510	VeriSign, Inc.	128,515	0.1
2,972 (1)	Zebra Technologies Corp. - Class A	751,173	0.7
		9,780,407	8.6

	Materials: 9.2%
5,168	Amcor PLC	44,031	0.0
9,846	AptarGroup, Inc.	1,228,289	1.1
209	Avery Dennison Corp.	36,025	0.0
14,809	CF Industries Holdings, Inc.	1,165,468	1.0
1,477	Corteva, Inc.	99,653	0.1
13,664	Crown Holdings, Inc.	1,323,085	1.2
246	Eagle Materials, Inc.	55,035	0.1
607	Eastman Chemical Co.	37,683	0.0
4,600	Franco-Nevada Corp.	965,264	0.9
1,549	International Paper Co.	61,155	0.1
471	Louisiana-Pacific Corp.	38,627	0.0
868	Mosaic Co.	21,257	0.0
47	NewMarket Corp.	35,886	0.0
8,735	Packaging Corp. of America	1,782,551	1.6
325	PPG Industries, Inc.	32,513	0.0
664	Reliance Steel & Aluminum Co.	185,469	0.2
585	Royal Gold, Inc.	119,246	0.1
13,155	RPM International, Inc.	1,410,874	1.3
780 (2)	Silgan Holdings, Inc.	30,919	0.0
7,520	Steel Dynamics, Inc.	1,262,082	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
6,725	Westlake Corp.	$449,297	0.4
		10,384,409	9.2

	Real Estate: 6.2%
882	American Homes 4 Rent - Class A	28,330	0.0
305	AvalonBay Communities, Inc.	55,492	0.0
1,955	Brixmor Property Group, Inc.	51,104	0.0
9,900	Camden Property Trust	1,052,766	0.9
800 (1)	CBRE Group, Inc. - Class A	129,464	0.1
1,236	CubeSmart	46,016	0.0
210	EastGroup Properties, Inc.	38,048	0.0
24,306	Equity LifeStyle Properties, Inc.	1,528,118	1.4
1,020	Equity Residential	62,985	0.1
258	Essex Property Trust, Inc.	68,014	0.1
1,000	First Industrial Realty Trust, Inc.	57,240	0.1
2,661	Gaming and Leisure Properties, Inc.	115,833	0.1
3,069	Host Hotels & Resorts, Inc.	54,106	0.0
220 (1)	Jones Lang LaSalle, Inc.	71,652	0.1
11,825	Lamar Advertising Co. - Class A	1,565,512	1.4
482	Mid-America Apartment Communities, Inc.	65,499	0.1
35,794	National Retail Properties, Inc.	1,480,082	1.3
1,716	Omega Healthcare Investors, Inc.	78,799	0.1
1,535	Rayonier, Inc.	34,092	0.0
624	Regency Centers Corp.	44,404	0.0
433	SBA Communications Corp.	84,119	0.1
432	Simon Property Group, Inc.	80,490	0.1
5,235	VICI Properties, Inc.	150,873	0.1
977	WP Carey, Inc.	65,820	0.1
		7,008,858	6.2

	Utilities: 7.2%
31,924	Alliant Energy Corp.	2,217,760	2.0
1,624	Ameren Corp.	172,712	0.2
9,896	American Water Works Co., Inc.	1,287,173	1.1
776	Atmos Energy Corp.	136,863	0.1
1,138 (2)	Brookfield Renewable Corp.	47,216	0.0
2,529	CenterPoint Energy, Inc.	101,109	0.1
22,545	CMS Energy Corp.	1,700,795	1.5

See Accompanying Notes to Financial Statements

15

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
1,107	Consolidated Edison, Inc.	$111,098	0.1
1,176	DTE Energy Co.	161,147	0.1
1,252	Edison International	73,730	0.1
1,965	Entergy Corp.	191,627	0.2
1,413	Essential Utilities, Inc.	55,941	0.0
2,546	Evergy, Inc.	197,697	0.2
1,208	Eversource Energy	81,153	0.1
3,583	Exelon Corp.	168,831	0.1
1,965	FirstEnergy Corp.	93,770	0.1
627 (2)	IDACORP, Inc.	82,626	0.1
1,519	National Fuel Gas Co.	125,242	0.1
2,397	NiSource, Inc.	105,780	0.1
2,508	OGE Energy Corp.	114,816	0.1
5,317	PG&E Corp.	85,710	0.1
1,620	Pinnacle West Capital Corp.	147,193	0.1
3,433	PPL Corp.	126,678	0.1
701	Public Service Enterprise Group, Inc.	58,548	0.1
265 (1)	Talen Energy Corp.	104,482	0.1
2,620	UGI Corp.	103,621	0.1
1,286	WEC Energy Group, Inc.	144,122	0.1
1,984	Xcel Energy, Inc.	162,906	0.1
		8,160,346	7.2

	Total Common Stock (Cost $103,575,154)	108,796,986	96.2

EXCHANGE-TRADED FUNDS: 0.6%
6,919	iShares Russell Mid- Cap ETF	670,797	0.6

	Total Exchange-Traded Funds (Cost $659,537)	670,797	0.6

	Total Long-Term Investments (Cost $104,234,691)	109,467,783	96.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Repurchase Agreements: 0.1%
150,990 (3)	Citadel Securities LLC, Repurchase Agreement dated 11/30/2025, 4.170%, due 12/01/2025 (Repurchase Amount $151,042, collateralized by various U.S. Government Securities, 0.000%- 4.750%, Market Value plus accrued interest $154,063, due 12/11/25-11/15/55)	$150,990	0.1
10,696 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 11/30/2025, 4.090%, due 12/01/2025 (Repurchase Amount $10,700, collateralized by various U.S. Government Securities, 0.375%- 4.875%, Market Value plus accrued interest $10,910, due 12/31/25-05/15/55)	10,696	0.0
	Total Repurchase Agreements (Cost $161,686)	161,686	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
3,668,009 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880% (Cost $3,668,009)	$3,668,009	3.3

	Total Short-Term Investments (Cost $3,829,695)	3,829,695	3.4

	Total Investments in Securities (Cost $108,064,386)	$113,297,478	100.2
	Liabilities in Excess of Other Assets	(250,095)	(0.2)
	Net Assets	$113,047,383	100.0

See Accompanying Notes to Financial Statements

16

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2025.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$108,796,986	$—	$—	$108,796,986
Exchange-Traded Funds	670,797	—	—	670,797
Short-Term Investments	3,668,009	161,686	—	3,829,695
Total Investments, at fair value	$113,135,792	$161,686	$—	$113,297,478

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $109,207,363.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,553,519
Gross Unrealized Depreciation	(4,463,404)
Net Unrealized Appreciation	$4,090,115

See Accompanying Notes to Financial Statements

17

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Series MCV Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC and Victory Capital Management Inc., the respective sub-advisers to the Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

18

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted that there is no management fee charged pursuant to the Management Contract or the Sub-Advisory Contract between the Manager and Voya Investment Management Co. LLC. The Board also considered that the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees charged pursuant to the Sub-Advisory Contract between the Manager and Victory Capital Management Inc., the Board considered that breakpoints would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and

19

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Adviser that is not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date period and the fourth quintile for the one-year period; and (2) the Fund outperformed its performance benchmark for the year-to-date period and underperformed for the one-year period.

In analyzing this performance data, the Board took into account that the Fund commenced operations in March 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including

20

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2026.

21

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

221172 (1125)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in the financial statements filed under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $117,210 was paid by the series of the Trust during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: February 6, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: February 6, 2026